UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue

New York, NY 10111

(Address of principal executive offices) (Zip code)

Andrew McNally

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

OLD WESTBURY

FUNDS, INC.

Semi-Annual Report

April 30, 2006

INVESTMENT ADVISER

Old Westbury Funds, Inc.

Disclosure of Fund Expenses	2
Portfolios of Investments:
Large Cap Equity Fund	4
Mid Cap Equity Fund	6
Global Small Cap Fund	8
International Fund	12
Fixed Income Fund	17
Municipal Bond Fund	19
Real Return Fund	29

Statement of Assets and Liabilities	35
Statement of Operations	37
Statements of Changes in Net Assets	39

Financial Highlights:
Large Cap Equity Fund	43
Mid Cap Equity Fund	44
Global Small Cap Fund	45
International Fund	46
Fixed Income Fund	47
Municipal Bond Fund	48
Real Return Fund	49

Notes to Financial Statements	50
Additional Information	58
Board Approval of Investment Sub-Advisory Agreement	59
Special Meeting of Shareholders	62

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES

For the Six Month Period Ended April 30, 2006 (Unaudited)

As a shareholder of the Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06**
Large Cap Equity Fund	$1,000	$1,082	$5.42	1.05%

Mid Cap Equity Fund	1,000	1,190	5.57	1.02%

Global Small Cap Fund	1,000	1,227	6.33	1.15%

International Fund	1,000	1,215	6.29	1.15%

Fixed Income Fund	1,000	1,004	4.29	0.86%

Municipal Bond Fund	1,000	1,009	4.22	0.85%

Real Return Fund	1,000	1,147	5.89	1.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES

For the Six Month Period Ended April 30, 2006 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/050-4/30/06	Expense Ratio During Period 11/1/05-4/30/06**
Large Cap Equity Fund	$1,000	$1,020	$5.26	1.05%

Mid Cap Equity Fund	1,000	1,020	5.13	1.02%

Global Small Cap Fund	1,000	1,019	5.74	1.15%

International Fund	1,000	1,019	5.73	1.15%

Fixed Income Fund	1,000	1,021	4.32	0.86%

Municipal Bond Fund	1,000	1,021	4.25	0.85%

Real Return Fund	1,000	1,019	5.54	1.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 97.5%

	Banks - 3.6%
113,900	Bank of America Corp.	$5,685,888
227,500	U.S. Bancorp	7,152,600

		12,838,488

	Consumer Discretionary - 11.0%
98,700	Federated Department Stores, Inc.	7,683,795
52,900	Lowe’s Cos., Inc.	3,335,345
170,200	McDonald’s Corp.	5,883,814
134,000	McGraw-Hill Cos., Inc. (The)	7,458,440
202,500	Staples, Inc.	5,348,025
99,925	Viacom, Inc. - Class B (b)	3,980,013
188,100	Walt Disney Co. (The)	5,259,276

		38,948,708

	Consumer Staples - 9.4%
69,800	Altria Group, Inc.	5,106,568
220,600	Archer-Daniels-Midland Co.	8,016,604
76,350	Coca-Cola Co. (The)	3,203,646
135,050	PepsiCo, Inc.	7,865,312
153,950	Procter & Gamble Co.	8,961,430

		33,153,560

	Diversified Financials - 10.3%
132,900	American Express Co.	7,151,349
356,300	Charles Schwab Corp. (The)	6,377,770
73,300	Citigroup, Inc.	3,661,335
59,100	Goldman Sachs Group, Inc.	9,473,139
34,700	Lehman Brothers Holdings, Inc.	5,244,905
112,800	Mellon Financial Corp.	4,244,664

		36,153,162

	Energy - 8.6%
75,400	Baker Hughes, Inc.	6,094,582
102,200	Devon Energy Corp.	6,143,242
175,800	Exxon Mobil Corp.	11,089,464
86,600	Marathon Oil Corp.	6,872,576

		30,199,864

Shares		Value

	Health Care - 14.0%
150,000	Amgen, Inc. (b)	$10,155,000
122,200	Baxter International, Inc.	4,606,940
143,800	Celgene Corp. (b)	6,062,608
66,900	Gilead Sciences, Inc. (b)	3,846,750
58,400	Johnson & Johnson	3,422,824
159,675	Medtronic, Inc.	8,002,911
326,700	Schering-Plough Corp.	6,311,844
136,600	UnitedHealth Group, Inc.	6,794,484

		49,203,361

	Industrials - 10.4%
44,200	3M Co.	3,776,006
58,000	FedEx Corp.	6,677,540
199,950	General Electric Co.	6,916,270
37,550	Illinois Tool Works, Inc.	3,856,385
81,300	Northrop Grumman Corp.	5,438,970
159,800	United Technologies Corp.	10,037,038

		36,702,209

	Information Technology - 17.0%
87,900	Adobe Systems, Inc. (b)	3,445,680
134,700	Analog Devices, Inc.	5,107,824
180,400	Applied Materials, Inc.	3,238,180
473,100	Cisco Systems, Inc. (b)	9,911,445
55,350	eBay, Inc. (b)	1,904,593
150,500	First Data Corp.	7,177,345
186,900	Intel Corp.	3,734,262
424,800	Microsoft Corp.	10,258,920
378,360	Motorola, Inc.	8,077,986
57,200	QUALCOMM, Inc.	2,936,648
122,550	Yahoo!, Inc. (b)	4,017,189

		59,810,072

	Insurance - 6.5%
118,600	ACE Ltd.	6,587,044
71,300	Genworth Financial, Inc. - Class A	2,367,160
82,850	Principal Financial Group	4,251,034
123,810	Prudential Financial, Inc.	9,673,275

		22,878,513

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Materials - 3.6%
70,000	Freeport-McMoran Copper & Gold, Inc. - Class B	$4,520,600
96,440	Monsanto Co.	8,043,096

		12,563,696

	Telecommunication Services - 1.4%
200,100	Sprint Nextel Corp.	4,962,480

	Utilities - 1.7%
149,500	PG&E Corp.	5,956,080

	TOTAL COMMON STOCK (Cost $275,836,232)	343,370,193

INVESTMENT COMPANY - 3.0%
10,708,091	SEI Daily Income Government II Fund	10,708,091

	TOTAL INVESTMENT COMPANY (Cost $10,708,091)	10,708,091

TOTAL INVESTMENTS (Cost $286,544,323) (a) - 100.5%		354,078,284
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,733,314)

NET ASSETS - 100.0%		$352,344,970

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$70,802,557
Unrealized depreciation	(3,268,596)

Net unrealized appreciation	$67,533,961

(b)	Non-income producing security.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	3.6%
Consumer Discretionary	11.0
Consumer Staples	9.4
Diversified Financials	10.3
Energy	8.6
Health Care	14.0
Industrials	10.4
Information Technology	17.0
Insurance	6.5
Materials	3.6
Telecommunication Services	1.4
Utilities	1.7
Other*	2.5

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 96.8%

	Banks - 4.3%
630,700	Associated Banc-Corp.	$21,330,274
623,300	South Financial Group, Inc. (The)	16,910,129

		38,240,403

	Capital Goods - 12.4%
251,500	Dover Corp.	12,512,125
384,000	Joy Global, Inc.	25,224,960
702,700	Quanta Services, Inc. (b)	11,397,794
214,500	Regal-Beloit Corp.	10,008,570
637,000	Thomas & Betts Corp. (b)	36,277,150
199,200	W.W. Grainger, Inc.	15,322,464

		110,743,063

	Commercial Services & Supplies - 12.9%
329,000	Avery Dennison Corp.	20,562,500
446,000	ChoicePoint, Inc. (b)	19,637,380
245,500	Dun & Bradstreet Corp. (b)	18,908,410
774,100	Herman Miller, Inc.	23,834,539
502,000	Manpower, Inc.	32,705,300

		115,648,129

	Consumer Discretionary - 15.4%
415,500	AnnTaylor Stores Corp. (b)	15,510,615
579,000	Brinker International, Inc.	22,673,640
267,000	Dick’s Sporting Goods, Inc. (b)	11,254,050
675,000	Dollar Tree Stores, Inc. (b)	17,597,250
287,000	E.W. Scripps Co. - Class A (The)	13,224,960
416,550	Lamar Advertising Co. - Class A (b)	22,906,085
815,700	Petco Animal Supplies, Inc. (b)	17,863,830
476,943	Tiffany & Co.	16,640,541

		137,670,971

	Consumer Staples - 2.5%
391,000	McCormick & Co., Inc.	13,618,530
230,700	Ralcorp Holdings, Inc. (b)	8,600,496

		22,219,026

Shares		Value

	Diversified Financials - 5.1%
562,500	Federated Investors, Inc. - Class B	$19,743,750
604,500	SEI Investments Co.	25,957,230

		45,700,980

	Energy - 6.8%
415,500	Grant Prideco, Inc. (b)	21,273,600
417,000	Noble Energy, Inc.	18,756,660
152,000	Oceaneering International, Inc. (b)	9,276,560
215,000	Weatherford International, Ltd. (b)	11,379,950

		60,686,770

	Health Care - 8.6%
222,700	C.R. Bard, Inc.	16,582,242
508,000	Community Health Systems, Inc. (b)	18,409,920
252,000	Fisher Scientific International, Inc. (b)	17,778,600
143,800	Invitrogen Corp. (b)	9,492,238
338,000	Kinetic Concepts, Inc. (b)	14,757,080

		77,020,080

	Information Technology - 14.5%
624,000	Citrix Systems, Inc. (b)	24,910,080
657,500	Cognos, Inc. (b)	24,505,025
519,300	FactSet Research Systems, Inc.	22,921,902
635,000	Microchip Technology, Inc.	23,660,100
618,500	National Instruments Corp.	19,587,895
354,500	Zebra Technologies Corp. - Class A (b)	14,070,105

		129,655,107

	Insurance - 6.4%
318,500	Arthur J. Gallagher & Co.	8,739,640
513,000	Protective Life Corp.	25,855,200
1,085,000	UnumProvident Corp.	22,036,350

		56,631,190

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Materials - 6.9%
401,368	Allegheny Technologies, Inc.	$27,830,857
1,027,500	Chemtura Corp.	12,535,500
885,500	Pactiv Corp. (b)	21,553,070

		61,919,427

	Telecommunication Services - 1.0%
75,800	Telephone & Data Systems, Inc. - Special Shares	2,857,660
75,800	Telephone & Data Systems, Inc.	2,971,360
50,500	U.S. Cellular Corp. (b)	3,151,200

		8,980,220

	TOTAL COMMON STOCK (Cost $685,579,346)	865,115,366

EXCHANGE-TRADED FUND - 0.6%

	Financials - 0.6%
35,000	S&P 400 Mid-Cap Depositary Receipt	5,126,450

	TOTAL EXCHANGE-TRADED FUND (Cost $2,769,242)	5,126,450

INVESTMENT COMPANY - 2.3%
20,501,003	Federated Trust for U.S. Treasury Obligations	20,501,003

TOTAL INVESTMENT COMPANY (Cost $20,501,003)		20,501,003

TOTAL INVESTMENTS (Cost $708,849,591) (a) - 99.7%		890,742,819

Number of Contract Shares Subject to Call		Expiration Date	Strike Price

CALL OPTIONS WRITTEN - (0.5)% (c) (Premiums received $2,758,926)

	Capital Goods - (0.5)%
384,000	Joy Global, Inc.	01/20/07	$65.00	(4,262,400)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	$6,700,556

NET ASSETS - 100.0%	$893,180,975

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$193,046,799
Unrealized depreciation	(11,153,571)

Net unrealized appreciation	$181,893,228

(b)	Non-income producing security.
(c)	The written call option has common stock pledged as collateral.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	4.3%
Capital Goods	11.9
Commercial Services & Supplies	12.9
Consumer Discretionary	15.4
Consumer Staples	2.5
Diversified Financials	5.7
Energy	6.8
Health Care	8.6
Information Technology	14.5
Insurance	6.4
Materials	6.9
Telecommunication Services	1.0
Other*	3.1

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS - 87.3%

	Australia - 1.9%
4,907,027	Other Securities	1.9	$12,800,791

	Austria - 0.4%
39,941	Other Securities	0.4	2,525,254

	Belgium - 0.4%
48,557	Other Securities	0.4	3,028,611

	Brazil - 1.1%
394,195,255	Other Securities	1.1	7,843,354

	Canada - 2.3%
1,347,587	Other Securities	2.3	15,563,659

	Chile - 0.3%
61,377,004	Other Securities	0.3	1,999,963

	Denmark - 0.5%
54,902	Other Securities	0.5	3,627,733

	Finland - 0.6%
231,915	Other Securities	0.6	4,427,306

	France - 1.5%
787,893	Other Securities	1.5	10,308,546

	Germany - 1.2%
259,453	Other Securities	1.2	8,315,610

	Greece - 0.6%
304,908	Other Securities	0.6	4,194,602

	Hong Kong - 0.9%
23,711,884	Other Securities	0.9	6,146,117

	Hungary - 0.1%
47,204	Other Securities	0.1	823,898

	Indonesia - 0.3%
10,966,500	Other Securities	0.3	2,260,313

	Ireland - 0.4%
441,469	Other Securities	0.4	2,494,348

Shares		Percentage of Net Assets (%)	Value

	Israel - 0.5%
594,779	Other Securities	0.5	$3,721,607

	Italy - 0.8%
1,210,787	Other Securities	0.8	5,176,535

	Japan - 9.8%
9,075,165	Other Securities	9.8	67,582,025

	Malaysia - 0.6%
7,305,300	Other Securities	0.6	4,300,384

	Mexico - 0.7%
1,917,750	Other Securities	0.7	4,855,062

	Netherlands - 1.2%
406,045	Other Securities	1.2	8,238,511

	New Zealand - 0.1%
282,883	Other Securities	0.1	913,665

	Norway - 0.6%
382,337	Other Securities	0.6	3,858,523

	Phillipines - 0.1%
6,438,215	Other Securities	0.1	713,749

	Poland - 0.3%
258,807	Other Securities	0.3	2,302,745

	Portugal - 0.1%
101,317	Other Securities	0.1	576,377

	Singapore - 0.4%
3,045,190	Other Securities	0.4	2,810,260

	South Africa - 1.2%
1,949,332	Other Securities	1.2	8,119,011

	South Korea - 1.2%
386,027	Other Securities	1.2	8,554,353

	Spain - 0.5%
285,202	Other Securities	0.5	3,122,621

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Percentage of Net Assets (%)	Value

	SWEDEN - 1.1%
621,365	Other Securities	1.1	$7,458,353

	SWITZERLAND - 1.8%
131,887	Other Securities	1.8	12,557,827

	TAIWAN - 0.9%
10,322,354	Other Securities	0.9	5,923,350

	THAILAND - 0.3%
7,656,175	Other Securities	0.3	2,083,656

	TURKEY - 0.7%
1,073,665	Other Securities	0.7	5,152,218

	UNITED KINGDOM - 6.7%
11,068,516	Other Securities	6.7	46,309,660

	UNITED STATES - 45.2%
127,088	Hain Celestial Group, Inc. (b)	0.5	3,418,667
79,000	Education Management Corp. (b)	0.5	3,354,340
48,000	Mettler Toledo International, Inc. (b)	0.5	3,110,400
10,810	Alleghany Corp. (b)	0.5	3,091,660
171,300	ABM Industries, Inc.	0.4	2,946,360
71,400	Lancaster Colony Corp.	0.4	2,930,970
131,031	American Medical Systems Holdings, Inc. (b)	0.4	2,910,199
59,000	Central Garden and Pet Co. (b)	0.4	2,906,340
76,486	Brady Corp. - Class A	0.4	2,751,201
88,200	Serologicals Corp. (b)	0.4	2,744,784
57,500	Sybron Dental Specialties, Inc. (b)	0.4	2,704,800

Shares		Percentage of Net Assets (%)	Value

90,871	Tootsie Roll Industries, Inc.	0.4	$2,657,977
96,000	Harte-Hanks, Inc.	0.4	2,620,800
50,000	Aptargroup, Inc.	0.4	2,620,500
56,600	Factset Research Systems, Inc.	0.4	2,498,324
100,000	Universal Technical Institute, Inc. (b)	0.4	2,465,000
63,000	Healthcare Realty Trust, Inc.	0.3	2,385,810
160,000	Corinthian Colleges, Inc. (b)	0.3	2,382,400
67,400	Regis Corp.	0.3	2,363,718
89,200	eFunds Corp. (b)	0.3	2,296,008
60,900	Euronet Worldwide, Inc. (b)	0.3	2,176,566
92,400	Wright Medical Group, Inc. (b)	0.3	2,168,628
85,000	Schawk, Inc.	0.3	2,153,900
32,000	CACI International, Inc. - Class A (b)	0.3	2,001,280
40,000	CRA International, Inc. (b)	0.3	1,950,400
60,000	WD-40 Co.	0.3	1,885,800
60,000	Lee Enterprises, Inc.	0.3	1,848,000
44,310	G&K Services, Inc. - Class A	0.3	1,815,381
85,900	Navigant Consulting, Inc. (b)	0.3	1,810,772
51,000	WebEx Communications, Inc. (b)	0.3	1,802,850
48,000	Moog, Inc. - Class A (b)	0.3	1,797,600
41,759	Integra LifeSciences Holdings Corp. (b)	0.3	1,752,208
34,800	RLI Corp.	0.3	1,726,080
47,570	First Midwest Bancorp, Inc.	0.3	1,713,947

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Percentage of Net Assets (%)		Value

40,000	Diebold, Inc.	0.2		$1,702,000
26,000	Bio-Rad Laboratories, Inc. - Class A (b)	0.2		1,700,660
37,100	Kronos, Inc. (b)	0.2		1,693,244
43,210	Cathay General Bancorp	0.2		1,653,215
108,800	Perot Systems Corp. - Class A (b)	0.2		1,640,704
27,800	Diagnostic Products Corp.	0.2		1,612,400
10,785,059	Other Securities	31.8		219,501,720

				311,267,613

	TOTAL COMMON STOCK (Cost $470,347,720)			601,958,210

EXCHANGE-TRADED FUNDS - 7.3%

	Financials - 7.3%
125,000	iShares MSCI Germany Index Fund	0.4		3,016,250
646,500	iShares MSCI Japan Index Fund	1.4		9,568,200
56,900	iShares MSCI Pacific ex-Japan Index Fund	0.9		6,472,375
1,265,000	iShares MSCI Singapore Index Fund	1.7		11,815,100
90,500	iShares MSCI South Korea Index Fund	0.7		4,488,800
258,000	iShares MSCI Taiwan Index Fund	0.5		3,570,720
144,950	iShares Russell 2000 Growth Index Fund	1.7		11,552,515

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,272,602)			50,483,960

RIGHTS/WARRANTS - 0.0%#
774,925	Other Rights/Warrants	0.0	#	17,679

	TOTAL RIGHTS/WARRANTS (Cost $0)

Shares		Percentage of Net Assets (%)	Value

INVESTMENT COMPANY - 2.6%
17,485,525	BlackRock Temporary Cash Fund	2.6	$17,485,525

	TOTAL INVESTMENT COMPANY (Cost $17,485,525)		17,485,525

Principal Amount

U.S. GOVERNMENT AGENCIES - 2.8%

	Fannie Mae - 1.1%
$8,000,000	4.75% (d), 05/15/2006	1.1	7,985,502

	Federal Home Loan Bank - 1.7%
11,500,000	4.88% (d), 05/24/2006	1.7	11,464,770

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,450,272)		19,450,272

TOTAL INVESTMENTS (Cost $547,556,119) (a) - 100.0%			689,395,646
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%#			90,937

NET ASSETS - 100.0%			$689,486,583

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$152,003,508
Unrealized depreciation	(10,163,981)

Net unrealized appreciation	$141,839,527

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Funds’ Board of Directors. The aggregate value of fair valued securities is $246,607, which is 0.04% of net assets.
(d)	The interest rate represents the yield at time of purchase.
#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	5.3%
Consumer Discretionary	14.2
Consumer Staples	6.3
Diversified Financials	9.2
Energy	3.9
Health Care	8.9
Industrials	17.8
Information Technology	13.5
Insurance	2.4
Materials	7.5
Real Estate	3.8
Telecommunication Services	0.8
Utilities	1.0
Other*	5.4

*	Includes cash and equivalents (including government agencies), pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

This Summary Portfolio of Investments does not reflect the complete portfolio holdings of the Old Westbury Global Small Cap Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 97.7%

	FINLAND - 1.7%

	Information Technology - 1.7%
1,381,376	Nokia Oyj	$31,456,697

	FRANCE - 8.3%

	Banks - 1.7%
255,828	BNP Paribas SA	24,174,300
193,890	Credit Agricole SA	7,812,937

		31,987,237

	Consumer Discretionary - 1.1%
56,600	LVMH Moet Hennessy Louis Vuitton SA	5,958,909
130,720	Renault SA	15,172,386

		21,131,295

	Consumer Staples - 0.6%
209,648	Carrefour SA	12,161,404

	Energy - 1.1%
74,314	Total Fina Elf SA	20,551,106

	Information Technology - 0.8%
805,265	STMicroelectronics NV	14,802,068

	Materials - 1.3%
73,710	Air Liquide SA	15,948,306
78,075	Lafarge SA	9,603,745

		25,552,051

	Telecommunication Services - 0.9%
744,864	France Telecom SA	17,394,319

	Utilities - 0.8%
272,156	Electricite de France (b)	15,914,451

		159,493,931

	GERMANY - 9.3%

	Banks - 1.4%
665,875	Commerzbank AG	27,512,372

Shares		Value

	Consumer Discretionary - 0.4%
123,224	DaimlerChrysler AG	$6,785,839

	Consumer Staples - 1.1%
381,680	Metro AG	21,601,439

	Diversified Financials - 0.7%
116,912	Deutsche Bank AG	14,298,356

	Health Care - 1.1%
169,801	Fresenius Medical Care AG	20,372,521

	Industrials - 1.3%
363,546	Deutsche Post AG	9,695,905
168,696	Siemens AG	15,994,026

		25,689,931

	Information Technology - 1.0%
90,136	SAP AG	19,718,387

	Insurance - 1.6%
126,070	Allianz AG	21,074,227
62,108	Muenchener Rueckver AG	8,789,962

		29,864,189

	Telecommunication Services - 0.7%
710,042	Deutsche Telekom AG	12,863,599

		178,706,633

	HONG KONG - 8.4%

	Industrials - 6.0%
13,838,433	Citic Pacific Ltd.	49,797,155
4,829,877	Hutchison Whampoa Ltd.	47,406,090
48,233,867	Sinotrans Ltd. - Class H	16,641,378

		113,844,623

	Information Technology - 0.9%
112,841,630	Semiconductor Manufacturing International Corp. (b)	17,173,735

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Utilities - 1.5%
40,004,325	Huaneng Power International, Inc. - Class H	$29,152,030

		160,170,388

	ITALY - 3.5%

	Banks - 1.8%
3,963,392	Banca Intesa SpA	23,501,139
1,292,946	Capitalia SpA	11,222,583

		34,723,722

	Diversified Financials - 0.3%
763,212	Mediolanum SpA	6,037,216

	Energy - 1.4%
871,934	Eni SpA	26,620,916

		67,381,854

	JAPAN - 30.4%

	Banks - 4.7%
2,825	Mitsubishi UFJ Financial Group, Inc.	44,410,047
1,523	Mizuho Financial Group, Inc.	12,987,599
3,445	Resona Holdings, Inc.	11,738,751
941	Sumitomo Mitsui Financial Group, Inc.	10,330,216
720,468	Suruga Bank Ltd.	10,066,874

		89,533,487

	Consumer Discretionary - 5.1%
180,343	H.I.S. Co. Ltd.	5,701,794
210,219	Honda Motor Co. Ltd.	14,935,860
10,778	Rakuten, Inc.	8,708,348
248,061	Sega Sammy Holdings, Inc.	9,890,633
1,926,814	Sekisui Chemical Co. Ltd.	16,651,166
570,619	Toyota Motor Corp.	33,375,686
2,811	Zephyr Co. Ltd.	9,158,925

		98,422,412

	Consumer Staples - 1.7%
473,217	Aeon Co. Ltd.	11,782,112

Shares		Value

557,327	Seven & I Holdings Co. Ltd.	$21,585,317

		33,367,429

	Diversified Financials - 1.7%
909,274	Nomura Holdings, Inc.	20,562,777
197,369	Takefuji Corp.	12,826,862

		33,389,639

	Energy - 0.5%
1,070,391	Nippon Mining Holdings, Inc.	9,898,755

	Health Care - 0.7%
591,508	Chugai Pharmaceutical Co. Ltd.	12,805,227

	Industrials - 8.1%
1,944,197	Amada Co. Ltd.	21,274,926
669,948	COMSYS Holdings Corp.	8,984,417
293,748	Daikin Industries Ltd.	10,241,774
1,192,496	Hitachi Construction Machinery Co. Ltd.	32,570,698
1,663,769	Nippon Express Co. Ltd.	8,781,673
1,063,115	NSK Ltd.	9,616,725
614,631	Sanyo Denki Co. Ltd.	4,723,156
142,641	SMC Corp.	21,672,062
1,775,075	Sumitomo Corp.	26,595,336
631,987	Sumitomo Electric Industries Ltd.	10,034,976

		154,495,743

	Information Technology - 3.6%
224,837	Nidec Corp.	17,336,924
131,771	Nomura Research Institute Ltd.	16,363,605
3,038	NTT Data Corp.	14,060,739
417,813	Ricoh Co. Ltd.	8,292,780
796,591	Sanken Electric Co. Ltd.	12,032,991

		68,087,039

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Insurance - 0.9%
1,146,102	Sompo Japan Insurance, Inc.	$16,607,986

	Real Estate - 2.8%
3,666	NTT Urban Development Corp.	30,103,280
915,572	Sumitomo Realty & Development Co. Ltd.	24,283,383

		54,386,663

	Telecommunication Services - 0.6%
2,650	Nippon Telegraph & Telephone Corp.	11,869,319

		582,863,699

	NETHERLANDS - 3.7%

	Banks - 0.9%
570,220	ABN Amro Holding NV	17,042,430

	Consumer Discretionary - 0.6%
336,745	Koninklijke Philips Electronics NV	11,619,368

	Consumer Staples - 1.1%
507,976	Heineken NV	20,578,206

	Diversified Financials - 1.1%
523,338	ING Groep NV - CVA	21,299,561

		70,539,565

	SINGAPORE - 2.2%

	Consumer Discretionary - 1.6%
4,993,428	City Developments Ltd.	31,901,842

	Telecommunication Services - 0.6%
6,323,057	Singapore Telecommunications Ltd.	10,959,059

		42,860,901

	SPAIN - 1.2%

	Banks - 0.7%
649,601	Banco Bilbao Vizcaya Argentaria SA	14,350,163

Shares		Value

	Telecommunication Services - 0.5%
571,603	Telefonica SA	$9,158,456

		23,508,619

	SWEDEN - 1.0%

	Banks - 0.7%
506,215	ForeningsSparbanken AB	13,929,493

	Industrials - 0.3%
74,505	Sandvik AB	4,849,492

		18,778,985

	SWITZERLAND - 8.1%

	Diversified Financials - 0.8%
249,169	Credit Suisse Group	15,650,915

	Consumer Staples - 1.4%
85,049	Nestle SA	25,939,191

	Health Care - 2.6%
459,639	Novartis AG	26,369,388
151,666	Roche Holding AG	23,321,002

		49,690,390

	Industrials - 0.9%
293,436	Adecco SA	18,194,830

	Insurance - 1.2%
94,876	Zurich Financial Services AG	23,084,045

	Materials - 1.2%
163,067	Syngenta AG	22,746,808

		155,306,179

	UNITED KINGDOM - 19.9%

	Banks - 2.9%
1,283,413	Barclays Plc	16,031,546
1,823,626	HSBC Holdings Plc	31,508,910
305,935	Standard Chartered Plc	8,122,859

		55,663,315

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Consumer Discretionary - 1.9%
2,079,853	MyTravel Group Plc (b)	$8,571,552
712,301	Pearson Plc	9,871,782
2,166,139	WH Smith Plc	17,893,814

		36,337,148

	Consumer Staples - 0.9%
676,234	British American Tobacco Plc	17,288,743

	Diversified Financials - 0.4%
4,104,872	HSBC Infrastructure Co. Ltd. (b)	8,159,142

	Energy - 1.8%
2,819,109	BP Plc	34,777,476

	Health Care - 1.9%
985,763	GlaxoSmithKline Plc	27,970,517
552,076	Shire Plc	8,607,626

		36,578,143

	Industrials - 2.8%
302,092	Atkins (WS) Plc	4,776,136
365,871	BAA Plc	5,654,394
856,642	Bunzl Plc	10,849,003
807,160	Charter Plc (b)	11,760,473
486,296	Rolls-Royce Group Plc (b)	4,225,538
26,028,224	Rolls-Royce Group Plc - Class B	50,549
669,781	Wolseley Plc	16,769,563

		54,085,656

	Insurance - 3.0%
1,873,719	Amlin Plc	9,618,365
1,505,728	Prudential Plc	17,669,061
1,389,330	Resolution Plc	15,859,816
5,812,858	Royal & Sun Alliance Insurance Group Plc	14,628,075

		57,775,317

	Materials - 1.6%
9,690,057	Corus Group Plc	14,931,431

Shares		Value

2,336,147	Imperial Chemical Industries Plc	$15,229,814

		30,161,245

	Telecommunication Services - 1.6%
6,513,179	Cable & Wireless Plc	12,470,983
7,969,484	Vodafone Group Plc	18,819,946

		31,290,929

	Utilities - 1.1%
1,408,599	National Grid Plc	14,782,609
290,563	Viridian Group Plc	5,094,575

		19,877,184

		381,994,298

	TOTAL COMMON STOCK (Cost $1,407,617,389)	1,873,061,749

RIGHTS - 0.0%#

	HONG KONG - 0.0%#

	Industrials - 0.0%#
4,829,877	Hutchison Whampoa Ltd.	0

	TOTAL RIGHTS (Cost $0)	0

Contracts

PUT OPTIONS PURCHASED - 0.0%#

	SWITZERLAND - 0.0%#

	Materials - 0.0%#
161,067	Syngenta AG, Strike 234CHF, Expire 05/23/06	258,445

	TOTAL PUT OPTIONS PURCHASED (Cost $0)	258,445

Shares

INVESTMENT COMPANY - 0.6%
12,267,310	Federated Trust for U.S. Treasury Obligations	12,267,310

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Value

TOTAL INVESTMENT COMPANY (Cost $12,267,310)	12,267,310

TOTAL INVESTMENTS (Cost $1,419,884,699) (a) - 98.3%	$1,885,587,504
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	32,522,760

NET ASSETS - 100.0%	1,918,110,264

Principal Amount		Settlement Date	Unrealized Depreciation

	FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL - 0.3%
$570,000,000 (c)	Japanese Yen in exchange for USD $4,991,243	05/02/06	$(14,685)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$480,273,349
Unrealized depreciation	(14,570,544)

Net unrealized appreciation	$465,702,805

(b)	Non-income producing security.
(c)	Principal amount denoted in Japanese Yen.
#	Amount represents less than 0.1% of net assets.

Portfolio Diversification by Country

Country	Percentage of Net Assets
Finland	1.7%
France	8.3
Germany	9.3
Hong Kong	8.4
Italy	3.5
Japan	30.4
Netherlands	3.7
Singapore	2.2
Spain	1.2
Sweden	1.0
Switzerland	8.1
United Kingdom	19.9
Other*	2.3

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES - 70.6%

	Fannie Mae - 2.5%
$221	8.00%, 09/01/06	$221
2,000,000	7.25%, 01/15/10	2,136,234
20,053	7.50%, 08/01/25	20,883

		2,157,338

	Federal Agricultural Mortgage Corp. - 0.6%
500,000	5.90%, 03/03/09	509,615

	Federal Farm Credit Bank - 2.2%
325,000	2.13%, 07/17/06	322,919
1,450,000	4.84% (c), 05/15/07	1,449,995
125,000	4.75%, 01/19/10	123,036

		1,895,950

	Federal Home Loan Banks - 23.3%
50,000	2.60%, 05/11/06	49,964
1,550,000	4.75%, 05/15/06	1,549,685
2,450,000	5.38%, 05/15/06	2,450,083
50,000	2.88%, 05/22/06	49,932
395,000	5.25%, 08/15/06	395,037
300,000	3.00%, 10/12/06	297,067
4,495,000	4.88%, 11/15/06	4,486,293
500,000	6.50%, 11/15/06	503,290
100,000	4.89% (c), 11/21/06	99,961
1,000,000	3.75%, 01/16/07	989,823
1,100,000	4.88%, 02/15/07	1,097,072
700,000	4.88%, 05/15/07	697,795
250,000	4.88%, 03/12/10	246,494
90,000	4.75%, 08/13/10	88,272
3,522,010	4.75%, 10/25/10	3,441,176
1,380,000	6.63%, 11/15/10	1,452,444
100,000	4.63%, 02/18/11	97,370
1,835,000	4.88%, 03/11/11	1,802,961

		19,794,719

	Federal Home Loan Banks Discount Notes - 14.2%
3,875,000	4.63% (d), 05/17/06	3,866,700
8,200,000	4.77% (d), 05/19/06	8,180,238

		12,046,938

Principal Amount		Value

	Federal Home Loan Mortgage Corp. Discount Notes - 24.0%
$3,200,000	4.58% (d), 05/01/06	$3,200,000
11,000,000	4.60% (d), 05/16/06	10,977,912
5,200,000	4.66% (d), 05/23/06	5,184,681
1,000,000	4.70% (d), 07/18/06	989,405

		20,351,998

	Government National Mortgage Assoc. - 0.3%
194,989	8.50%, 10/15/17	208,695
552	9.00%, 02/15/20	596

		209,291

	Tennessee Valley Authority - 3.5%
3,000,000	4.88%, 12/15/16	2,991,954

TOTAL U.S. GOVERNMENT AGENCIES (Cost $59,994,377)		59,957,803

U.S. GOVERNMENT SECURITIES - 29.1%

	U.S. Treasury Bonds - 17.0%
6,000,000	6.00%, 02/15/26	6,499,218
8,030,000	5.25%, 02/15/29	7,969,775

		14,468,993

	U.S. Treasury Notes - 12.1%
500,000	6.88%, 05/15/06	500,391
2,300,000	7.00%, 07/15/06	2,309,435
925,000	6.50%, 10/15/06	931,251
1,900,000	6.13%, 08/15/07	1,928,352
2,250,000	4.75%, 11/15/08	2,243,144
1,000,000	4.25% (b), 01/15/10	1,271,448
500,000	5.75%, 08/15/10	516,289
575,000	2.38% (b), 04/15/11	577,144

		10,277,454

TOTAL U.S. GOVERNMENT SECURITIES (Cost $24,683,371)		24,746,447

CORPORATE BONDS - 2.0%

	Consumer Discretionary - 0.3%
274,539	Wal-Mart Stores, Inc., Series 92A1 7.49%, 06/21/07	279,972

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value

	Diversified Financials - 0.8%
$390,000	John Deere Capital Corp. 5.13%, 10/19/06	$389,835
252,000	Natural Rural Utilities Cooperative Finance Corp. 5.75%, 11/01/08	254,213

		644,048

	Industrials - 0.9%
740,001	3M Employee Stock Ownership Plan Trust * 5.62%, 07/15/09	742,065

TOTAL CORPORATE BONDS (Cost $1,649,357)		1,666,085

MUNICIPAL BONDS - 0.4%

	New York - 0.0%#
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B 2.60%, 12/15/07	24,000

	Texas - 0.4%
320,000	Texas State GO, Taxable 6.15%, 12/01/06	320,199

TOTAL MUNICIPAL BONDS (Cost $342,111)		344,199

Shares

INVESTMENT COMPANY - 0.6%
464,736	SEI Daily Income Government II Fund	464,736

TOTAL INVESTMENT COMPANY (Cost $464,736)		464,736

TOTAL INVESTMENTS (Cost $87,133,952) (a) - 102.7%		87,179,270
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%		(2,277,333)

NET ASSETS - 100.0%		$84,901,937

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$890,013
Unrealized depreciation	(844,695)

Net unrealized appreciation	$45,318

(b)	Inflation protected security. Principal Amount reflects original security face amount.
(c)	Variable rate security. Rate represents the rate in effect as of April 30, 2006. Maturity reflects final maturity date.
(d)	The interest rate represents the yield at time of purchase.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
#	Amount represents less than 0.1% of net assets.
GO—	General Obligations

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	99.7%
Corporate Bonds	2.0
Municipal Bonds	0.4
Other*	(2.1)

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Principal Amount		Value

MUNICIPAL BONDS - 98.2%

	ALABAMA - 0.5%
$110,000	Alabama State Public School & College Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$115,322
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	426,796

		542,118

	ARIZONA - 2.4%
1,000,000	Arizona Health Facilities Authority Revenue Bonds, Series A, (AMBAC)* 3.65%, 01/01/32	1,000,000
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/14	850,608
850,000	University of Arizona Certificates of Participation, (AMBAC) 5.00%, 06/01/18	891,046

		2,741,654

	ARKANSAS - 0.2%
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, (AMBAC) 3.00%, 11/15/06	198,978

	CALIFORNIA - 4.3%
1,155,000	Alameda GO, (MBIA) 5.00%, 08/01/33	1,184,730
785,000	Capistrano Unified School District Community Facilities Special Tax, (FGIC) 5.00%, 09/01/18	822,507
500,000	Los Altos School District GO, Series B 5.00%, 08/01/17	518,145

Principal Amount		Value
$100,000	Los Angeles Unified School District GO, Series A-1 5.00%, 07/01/17	$105,332
500,000	San Jose Unified School District GO, Santa Clara County, Series A, (FSA) 5.25%, 08/01/16	533,335
1,500,000	Vacaville Unified School District GO, (MBIA) 5.00%, 08/01/20	1,574,625
150,000	Vista Unified School District GO, (FSA) 5.00%, 08/01/17	158,869

		4,897,543

	COLORADO - 0.8%
330,000	Colorado Water Resources & Power Development Revenue Bonds, Series C, (MBIA) 5.00%, 09/01/15	349,562
485,000	Longmont Sales & Use Tax Revenue Bonds 5.63%, 11/15/17	523,630

		873,192

	CONNECTICUT - 0.9%
1,000,000	Connecticut State GO, Series B, (MBIA)* 3.05%, 12/01/07	1,000,000

	FLORIDA - 3.7%
200,000	Clearwater Housing Authority Revenue Bonds, (FSA) 4.95%, 06/01/07	202,092
500,000	Florida State Department Transportation Turnpike Revenue Bonds, Series A 5.00%, 07/01/29	519,330
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, (XLCA)* 3.65%, 10/01/32	1,275,000
2,000,000	Jacksonville Transportation Revenue Bonds, Series B, (XLCA)* 3.70%, 10/01/32	2,000,000

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$150,000	Port Orange Water & Sewer Revenue Bonds, (AMBAC) 5.00%, 10/01/16	$158,352

		4,154,774

	GEORGIA - 4.2%
175,000	Carroll County Water & Sewer Authority Revenue Bonds, (FSA) 5.00%, 07/01/16	185,682
2,330,000	Columbus Water & Sewer Revenue Bonds, (MBIA) 5.00%, 05/01/21	2,431,332
2,000,000	De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 10/01/17	2,129,500

		4,746,514

	ILLINOIS - 9.1%
300,000	Chicago Board of Education, Chicago School Reformatory GO, (AMBAC) 6.75%, 12/01/08	321,450
1,000,000	Chicago Board of Education GO, Series B-1, (CIFG)* 3.25%, 03/01/32	1,000,000
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, (FGIC) 5.88%, 01/01/19	245,633
575,000	Cook County GO, Series A, (FGIC) 5.00%, 11/15/22	592,658
150,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/12	159,041
285,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/13	302,699
150,000	Cook County School District No. 153 Homewood GO, Series A 5.00%, 12/01/09	156,066

Principal Amount		Value
$150,000	Du Page County Community Unit School District No. 202 Lisle GO, (FSA) 5.55%, 12/30/17	$161,054
260,000	Freeport Sewer System Improvements GO, (AMBAC) 5.55%, 12/01/14	282,274
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	102,133
1,450,000	Illinois Financial Authority Revenue Bonds, Series C-4, (FSA)* 3.50%, 08/15/38	1,450,000
975,000	Illinois Health Facilities Authority Delnor Community Hospital Revenue Bonds, Series A, (FSA)* 3.50%, 05/15/24	975,000
500,000	Illinois State GO, First Series 5.50%, 08/01/15	530,180
400,000	Illinois State Sales Tax Revenue Bonds, Series Z 5.00%, 06/15/12	418,484
210,000	Kane County Community Unit School District No. 304 Geneva GO, (FGIC) 6.10%, 06/01/06	210,384
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, (MBIA) 4.60%, 10/01/12	103,647
100,000	Rockford GO, Series A, (FSA) 5.38%, 12/15/13	106,265
2,000,000	Rosemont GO, Series A, (FGIC) 5.00%, 12/01/19	2,079,160
100,000	University of Illinois Certificates of Participation, U I-Intergrate Project, (AMBAC) 5.00%, 10/01/14	105,398
250,000	Will County School District No. 122 GO, Series B, (FGIC) 5.20%, 11/01/16	262,777

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$720,000	Will County School District No. 161 Summit Hill GO, (FGIC) 5.00%, 01/01/17	$756,086

		10,320,389

	INDIANA - 9.1%
580,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/15/16	614,249
1,490,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	1,554,040
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding) 5.00%, 07/15/06	150,380
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	327,209
490,000	East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	520,130
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	485,157
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds 5.75%, 07/15/10	80,774

Principal Amount		Value
$505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	$523,347
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	187,096
485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, (MBIA) 5.00%, 09/01/16	504,967
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	273,620
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC)* 3.60%, 11/15/36	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-4, (AMBAC)* 3.25%, 11/15/36	1,000,000
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	127,004
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	153,139
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	748,125

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$170,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.30%, 07/15/09	$177,866
205,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.50%, 07/15/12	219,727
435,000	Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	453,657
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/16	166,470
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 07/15/16	384,963
500,000	Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	516,345
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding) 4.75%, 01/15/11	140,466

		10,308,731

	IOWA - 0.2%
250,000	Iowa City Packaging Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	265,990

Principal Amount		Value

	KANSAS - 0.2%
$250,000	Sedgwick County Unified School District No. 259 GO, (MBIA) 5.00%, 09/01/15	$265,687

	MAINE - 0.7%
500,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	523,920
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	265,530

		789,450

	MASSACHUSETTS - 1.0%
260,000	Lawrence GO, (MBIA-State Aid Withholding) 4.63%, 03/15/14	266,833
750,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	828,765

		1,095,598

	MICHIGAN - 8.9%
400,000	Carman-Ainsworth Community School District GO, (FSA) 5.00%, 05/01/16	422,232
400,000	Caro Community School District School Building & Site GO, Series A, (MBIA Q-SBLF) 5.00%, 05/01/17	422,232
130,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.35%, 05/01/11	136,140
1,450,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/23	1,508,580

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$275,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	$292,669
345,000	Clintondale Community Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/20	360,760
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	261,185
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	254,801
250,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/19	265,418
325,000	East Lansing School District School Building & Site GO, (Q-SBLF) 5.35%, 05/01/16	344,744
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	159,251
250,000	Jackson Public Schools School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/15	264,505
750,000	Michigan State Trunk Line Revenue Bonds, Series A 5.25%, 11/01/13	807,675
260,000	Mount Clemens Community School District GO, (FSA Q-SBLF) 5.00%, 05/01/18	272,665
245,000	Portage Public School Building & Site GO, (FSA) 5.00%, 05/01/14	256,878
1,740,000	Stockbridge Community Schools GO, (FSA Q-SBLF) 5.00%, 05/01/21	1,807,686
150,000	Van Buren County GO, (AMBAC) 5.00%, 05/01/15	155,922

Principal Amount		Value
$375,000	Warren Transportation Fund GO 5.00%, 06/01/16	$387,259
285,000	West Bloomfield School District GO, (FSA) 5.00%, 05/01/16	301,932
500,000	Wyoming Building Authority GO, (MBIA) 5.00%, 05/01/20	522,085
190,000	Wyoming Sewer Disposal System Revenue Bonds, (MBIA) 5.00%, 06/01/17	200,634
245,000	Wyoming Sewer Disposal System Revenue Bonds, (MBIA) 5.00%, 06/01/18	256,081
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	412,284

		10,073,618

	MISSISSIPPI - 0.9%
1,000,000	Mississippi State Nissan Project GO, Series C, (FGIC)* 3.63%, 11/01/23	1,000,000

	MISSOURI - 4.9%
2,925,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C-5, (MBIA)* 3.40%, 11/15/26	2,925,000
2,500,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	2,635,800

		5,560,800

	NEBRASKA - 0.2%
185,000	Douglas County School District No. 054 Ralston Public School GO, (FSA) 4.60%, 12/15/12	190,585

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value

	NEVADA - 0.8%
$500,000	Washoe County GO, (MBIA) 5.00%, 06/01/17	$504,210
425,000	Washoe County School District GO, (FGIC) 5.13%, 06/01/11	440,279

		944,489

	NEW JERSEY - 2.3%
500,000	Freehold Township Board Of Education GO, (MBIA) 4.75%, 02/15/24	507,795
495,000	Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	518,899
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, (FGIC) 5.25%, 12/15/18	1,066,820
440,000	Pleasantville School District GO, (MBIA) 5.00%, 02/15/21	460,992

		2,554,506

	NEW MEXICO - 0.9%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,040,380

	NEW YORK - 7.8%
1,000,000	Long Island Power Authority Electric System Revenue Bonds, Series H, (XLCA)* 3.10%, 05/01/33	1,000,000

Principal Amount		Value
$2,000,000	New York State Energy Research & Development Authority Pollution Control Central Hudson Revenue Bonds, Series D, (AMBAC)* 3.60%, 08/01/28	$2,000,000
1,000,000	New York State Energy Research & Development Authority Pollution Control Rochester Gas & Electric Corp. Revenue Bonds, Series C, (MBIA)* 2.90%, 08/01/32	1,000,000
1,000,000	New York State Housing Finance Agency Service Contract Revenue Bonds, Series M, (AMBAC)* 3.50%, 09/15/21	1,000,000
1,350,000	New York State Urban Development Corp. Revenue Bonds, Series B-8, (AMBAC)* 3.20%, 01/01/30	1,350,000
500,000	New York State Urban Development Corp. Revenue Bonds, Series B-9, (AMBAC)* 3.40%, 01/01/30	500,000
100,000	Sherrill School District GO, (FGIC-State Aid Withholding) 5.00%, 06/15/14	105,097
1,500,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series D-3, (AMBAC)* 3.60%, 11/01/32	1,500,000
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, (MBIA-State Aid Withholding) 5.00%, 06/15/12	319,641

		8,774,738

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value

	NORTH CAROLINA - 1.6%
$300,000	Brunswick County GO, (FGIC) 5.00%, 05/01/15	$318,522
1,450,000	North Carolina Medical Care Community Health Care Facilities Revenue Bonds, (AMBAC)* 3.25%, 10/01/18	1,450,000

		1,768,522

	OHIO - 5.1%
100,000	Cincinnati GO 5.00%, 12/01/12	104,397
300,000	Cincinnati GO 5.00%, 12/01/15	313,179
1,000,000	Franklin County Hospital Revenue Bonds, Series A, (MBIA)* 3.35%, 11/15/33	1,000,000
1,000,000	Franklin County Hospital Revenue Bonds, Series B-1, (MBIA)* 3.55%, 11/15/31	1,000,000
1,000,000	Franklin County Hospital Revenue Bonds, Series B-2, (MBIA)* 3.65%, 11/15/31	1,000,000
1,000,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	1,043,410
320,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/16	338,157
335,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/17	352,718
350,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/18	367,167

Principal Amount		Value
$100,000	Lorain City School District, Classroom Facilities Improvement GO, (MBIA-School District Credit Program) 5.00%, 12/01/12	$106,325
100,000	Wellston City School District GO 5.80%, 12/01/13	111,387

		5,736,740

	OREGON - 0.2%
235,000	Oregon State Department of Administrative Services GO 5.00%, 12/01/13	248,606

	PENNSYLVANIA - 0.1%
115,000	New Castle Area School District GO, (MBIA-State Aid Withholding) 4.40%, 03/01/11	118,319

	PUERTO RICO - 0.4%
400,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, (HUD Loan) 5.00%, 12/01/12	421,976

	RHODE ISLAND - 1.4%
1,000,000	Rhode Island State & Providence Plantations GO, Series A, (FSA) 5.00%, 08/01/17	1,056,780
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA) 5.00%, 06/15/14	528,775

		1,585,555

	SOUTH CAROLINA - 8.9%
2,000,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	2,095,040

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	$159,162
600,000	Richland County School District No. 001 GO, (FSA, SCSDE) 4.75%, 03/01/14	628,722
2,200,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series A, (AMBAC)* 3.29%, 02/01/33	2,200,000
2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, (XLCA)* 3.73%, 10/01/31	2,200,000
2,700,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-3, (XLCA)* 3.35%, 10/01/31	2,700,000

		9,982,924

	TENNESSEE - 1.0%
120,000	Kingsport GO, (AMBAC) 5.00%, 03/01/14	127,410
700,000	Kingsport GO, Series B, (AMBAC) 5.00%, 03/01/14	743,225
275,000	Robertson County GO, (MBIA) 4.50%, 06/01/14	283,063

		1,153,698

	TEXAS - 9.3%
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,310,778
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	114,885
750,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	778,838

Principal Amount		Value
$200,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	$219,040
1,630,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	1,671,956
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,008,850
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	382,085
240,000	Garland GO 4.50%, 02/15/19	240,106
700,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/17	734,440
370,000	Gregory-Portland Independent School District GO, (PSF-GTD) 5.50%, 08/15/19	396,137
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	104,122
255,000	Laredo GO, (FGIC) 5.38%, 08/15/20	274,298
220,000	McKinney GO, (FGIC) 5.20%, 08/15/14	228,171
150,000	San Antonio GO 5.25%, 08/01/13	161,097
375,000	San Antonio Independent School District GO, (PSF-GTD) 5.00%, 08/15/16	396,071
295,000	San Felipe Del Rio Consolidated Independent School District GO, (PSF-GTD) 5.38%, 08/15/16	314,390
635,000	Texas State Public Finance Authority Park & Wildlife GO 5.90%, 10/01/17	679,571
1,000,000	University of Texas Revenue Bonds, Series B 5.25%, 08/15/14	1,079,290

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Principal Amount		Value
$105,000	Waller Independent School District GO, (PSF-GTD) 5.13%, 02/15/27	$109,472
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	296,640

		10,500,237

	VIRGINIA - 0.8%
400,000	Virginia Beach Public Improvement GO 5.00%, 01/15/16	427,228
175,000	Isle Wight County GO, (AMBAC) 5.00%, 12/01/16	186,795
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	318,522

		932,545

	WASHINGTON - 1.0%
200,000	Pierce County School District No. 320 GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	211,348
250,000	Snohomish County School District No. 006 Mukilteo GO, (School Board Guaranty) 5.35%, 12/01/15	266,675
575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, (MBIA) 5.00%, 07/01/15	604,250

		1,082,273

	WEST VIRGINIA - 0.3%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	303,993

Principal Amount		Value

	WISCONSIN - 4.1%
$135,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/13	$142,505
145,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/14	153,061
150,000	Door County GO, Series A, (FGIC) 5.25%, 09/01/20	158,205
100,000	Elmbrook School District GO 3.90%, 04/01/13	99,160
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/15	103,429
200,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	206,052
500,000	Fond Du Lac Promissory Notes GO, (FGIC) 4.40%, 05/01/11	508,980
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, (FSA) 4.60%, 12/01/10	134,439
500,000	Milwaukee GO, Series B6 5.00%, 10/01/13	528,490
520,000	Osceola School District School Building GO, Series A, (FGIC) 5.13%, 05/01/17	540,020
775,000	Outagamie County GO 5.50%, 04/01/14	831,838
220,000	Two Rivers Public School District GO, (FSA) 5.75%, 03/01/12	235,946
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	530,886
435,000	Waterford Graded Joint School District No. 1 GO, (FSA) 4.75%, 04/01/17	448,581

		4,621,592

TOTAL MUNICIPAL BONDS (Cost $110,864,466)		110,796,714

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANY - 2.5%
2,811,118	SEI Tax-Exempt Trust Money Market Fund	$2,811,118

TOTAL INVESTMENT COMPANY (Cost $2,811,118)		2,811,118

TOTAL INVESTMENTS (Cost $113,675,584) (a) - 100.7%		113,607,832
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(757,795)

NET ASSETS - 100.0%		$112,850,037

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$790,129
Unrealized depreciation	(857,881)

Net unrealized depreciation	$(67,752)

*	Variable rate security. Rate represents the rate in effect as of April 30, 2006. Maturity reflects final maturity date.

AMBAC—Insured by AMBAC Indemnity Corp.

CIFG—CDC IXIS Financial Guaranty

FGIC—Insured by Financial Guaranty Insurance Corp.

FSA—Insured by Financial Security Assurance, Inc.

GO—General Obligations

HUD—Insured by Department of Housing & Urban

Development

MBIA—Insured by Municipal Bond Insurance Assoc.

PSF-GTD—Permanent School Fund Guarantee

Q–SBLF—Qualified-School Bond Loan Fund

SCSDE—South Carolina State Department of Education

XLCA—XL Capital Insurance

Portfolio Diversification by State

Percentage of Net Assets
Alabama	0.5%
Arizona	2.4
Arkansas	0.2
California	4.3
Colorado	0.8
Connecticut	0.9
Florida	3.7
Georgia	4.2
Illinois	9.1
Indiana	9.1
Iowa	0.2
Kansas	0.2
Maine	0.7
Massachusetts	1.0
Michigan	8.9
Mississippi	0.9
Missouri	4.9
Nebraska	0.2
Nevada	0.8
New Jersey	2.3
New Mexico	0.9
New York	7.8
North Carolina	1.6
Ohio	5.1
Oregon	0.2
Pennsylvania	0.1
Puerto Rico	0.4
Rhode Island	1.4
South Carolina	8.9
Tennessee	1.0
Texas	9.3
Virginia	0.8
Washington	1.0
West Virginia	0.3
Wisconsin	4.1
Other**	1.8

**	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS	April 30, 2006 (Unaudited)

Shares	Value

COMMON STOCKS - 50.9%

AUSTRALIA - 2.3%

	Materials - 2.3%
1,498,691	Newcrest Mining Ltd.	$25,960,809

BRAZIL - 1.8%

	Materials - 1.8%
1,269,000	Votorantim Celulose e Papel S.A. - ADR	20,418,210

CANADA - 6.0%

	Industrials - 0.5%
650,000	Westshore Terminals Income Fund	6,307,857

	Materials - 5.5%
3,738,000	Abitibi-Consolidated, Inc. - ADR	16,297,680
4,495,000	Eldorado Gold Corp. (b)	23,484,029
765,000	NOVA Chemicals Corp.	22,689,900

		62,471,609

		68,779,466

JAPAN - 3.7%

	Industrials - 1.6%
4,200,000	Taisei Corp.	18,774,865

	Real Estate - 2.1%
1,092,000	Mitsubishi Estate Co. Ltd.	23,879,858

		42,654,723

NETHERLANDS - 1.1%

	Industrials - 1.1%
500,000	Chicago Bridge & Iron Co. N.V. - ADR	11,985,000

PERU - 2.4%

	Materials - 2.4%
900,000	Cia de Minas Buenaventura S.A. - ADR	27,351,000

Shares		Value

SINGAPORE - 3.6%

	Industrials - 2.7%
2,600,000	Keppel Corp. Ltd.	$25,162,882
4,017,000	Neptune Orient Lines Ltd.	5,793,383

		30,956,265

	Real Estate - 0.9%
11,000,000	Allgreen Properties Ltd.	10,437,093

		41,393,358

UNITED KINGDOM - 2.5%

	Materials - 2.5%
1,008,000	Vedanta Resources Plc	29,005,872

UNITED STATES - 27.5%

	Consumer Staples - 1.5%
1,250,000	Gold Kist, Inc. (b)	16,737,500

	Energy - 10.1%
362,000	BJ Services Co.	13,774,100
157,300	Helmerich & Payne, Inc.	11,442,002
714,400	Maritrans, Inc.	17,138,456
276,000	Murphy Oil Corp.	13,849,680
111,000	Occidental Petroleum Corp.	11,404,140
403,800	Pacific Ethanol, Inc. (b)	13,058,892
75,000	Pacific Ethanol, Inc. (b)(e)	2,011,470
350,000	PHI, Inc. (b)	12,593,000
150,000	Smith International, Inc.	6,334,500
350,000	Tsakos Energy Navigation Ltd. - ADR	13,433,000

		115,039,240

	Industrials - 1.8%
1,717,000	Graftech International Ltd. (b)	11,606,920
350,000	Lindsay Manufacturing Co.	9,100,000

		20,706,920

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Shares		Value

	Materials - 14.1%
627,251	Bowater, Inc.	$17,105,135
1,036,000	Caraustar Industries, Inc. (b)	10,266,760
306,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	19,761,480
630,000	Georgia Gulf Corp.	18,685,800
500,000	Huntsman Corp. (b)	9,825,000
803,500	Lihir Gold Ltd. - ADR (b)	40,367,840
665,000	Rock-Tenn Co. - Class A	10,553,550
1,779,000	Smurfit-Stone Container Corp. (b)	23,038,050
1,928,000	Wellman, Inc.	10,661,840

		160,265,455

		312,749,115

	TOTAL COMMON STOCK (Cost $447,516,498)	580,297,553

EXCHANGE-TRADED FUND - 1.1%

	Materials - 1.1%
200,000	iShares COMEX Gold Trust	13,030,000

	TOTAL EXCHANGE-TRADED FUND (Cost $10,339,860)	13,030,000

Contracts

PUT OPTIONS PURCHASED - 0.0%#

	Energy - 0.0%#
2,755	Pacific Ethanol, Inc., Strike $30, Expire 05/20/06	454,575

	TOTAL PUT OPTIONS PURCHASED (Cost $1,177,844)	454,575

Principal Amount		Value

U.S. GOVERNMENT AGENCIES - 6.2%

	Federal Farm Credit Bank - 4.4%
$3,500,000	4.85%, 06/20/06 (d)	$3,500,178
5,000,000	4.72%, 08/01/06 (d)	5,000,235
25,000,000	4.81%, 03/20/07 (d)	25,000,850
1,000,000	4.74%, 04/04/07 (d)	1,000,871
10,000,000	4.82%, 06/20/07 (d)	10,001,260
5,840,000	4.88%, 09/24/07 (d)	5,840,777

		50,344,171

	Federal Home Loan Banks - 1.1%
11,000,000	5.38%, 05/15/06	11,000,374
1,000,000	4.65%, 06/12/06 (d)	999,780

		12,000,154

	Federal Home Loan Banks Discount Notes - 0.7%
8,000,000	4.62%, 05/01/06 (f)	8,000,000

TOTAL U.S. GOVERNMENT AGENCIES (Cost $70,344,577)		70,344,325

U.S. GOVERNMENT SECURITIES - 21.4%

	U.S. Treasury Notes - 21.4%
143,450,000	2.00%, 01/15/14 (c)	150,520,577
96,345,000	2.00%, 01/15/16 (c)	93,240,099

		243,760,676

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $243,517,571)	243,760,676

Shares

CASH SWEEP - 0.1%
1,019,300	Citibank IIS Money Market Deposit	1,019,300

	TOTAL CASH SWEEP (Cost $1,019,300)	1,019,300

TOTAL INVESTMENTS (Cost $773,915,650) (a) - 79.7%		908,906,429

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value

CALL OPTIONS WRITTEN - (0.3)% (g) (Premiums received $1,436,995)

	Energy - (0.3)%
38,900	Pacific Ethanol, Inc.	05/20/06	$17.50	$(560,160)
275,500	Pacific Ethanol, Inc.	05/20/06	30.00	(964,250)
54,000	Pacific Ethanol, Inc.	06/17/06	15.00	(912,600)
26,600	Pacific Ethanol, Inc.	06/17/06	17.50	(383,040)
75,000	Pacific Ethanol, Inc.	09/16/06	20.00	(982,500)
8,800	Pacific Ethanol, Inc.	01/20/07	20.00	(116,160)

				(3,918,710)

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.6%	235,015,656

NET ASSETS - 100.0%	$1,140,003,375

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$148,120,491
Unrealized depreciation	(13,129,712)

Net unrealized appreciation	$134,990,779

(b)	Non-income producing security.
(c)	Inflation protected security. Principal Amount reflects original security face amount.
(d)	Variable rate security. Rate represents the rate in effect as of April 30, 2006. Maturity reflects final maturity date.
(e)	Fair valued security under procedures established by the Funds’ Board of Directors. The aggregate value of fair valued securities is $2,011,470, which is 0.18% of net assets.
(f)	The interest rate represents the yield at time of purchase.
(g)	The written call options have common stocks pledged as collateral.
#	Amount represents less than 0.1% of net assets.
ADR—American Depositary Receipt

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

Vertical Bull Call Spreads
Contracts		Exercise Price	Cost/ (Premiums Received)	Value
80,800	American Stock Exchange Oil Index, Expires 06/01/06	$300.00	$6,066,083,471	$6,690,644,000
(80,800)	American Stock Exchange Oil Index, Expires 06/01/06	310.00	(5,986,068,471)	(6,610,124,053)
40,400	American Stock Exchange Deutsche Bank Energy Index, Expires 06/08/06	250.00	2,933,051,608	3,280,358,800
(40,400)	American Stock Exchange Deutsche Bank Energy Index, Expires 06/08/06	260.00	(2,893,055,608)	(3,240,124,642)
81,200	Standard & Poor’s 500 Index, Expires 06/22/06	400.00	7,169,985,983	7,394,315,600
(81,200)	Standard & Poor’s 500 Index, Expires 06/22/06	410.00	(7,089,781,983)	(7,313,569,264)

	Total Vertical Bull Call Spreads		$200,215,000	$201,500,441

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Total Return Index, expiring 06/02/06 (Underlying notional amount at value $43,446,525)	380,000	$5,446,525
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 08/29/06 (Underlying notional amount at value $48,590,800)	66,200	(1,611,308)
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Stock Exchange Oil Index, expiring 08/21/06 (Underlying notional amount at value $(57,698,750))	(7,750)	(7,754,650)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Coffee Index, expiring 10/20/06 (underlying notional amount at value $15,834,213)	140,000	1,834,213
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 06/02/06 (Underlying notional amount at value $6,590,705)	75,000	(909,295)

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

	Units	Unrealized Appreciation (Depreciation)

Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 02/05/07 (Underlying notional amount at value $53,209,468)	500,000	$3,209,468
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 02/05/07 (Underlying notional amount at value $26,841,318)	300,000	(3,158,682)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 06/02/06 (Underlying notional amount at value $21,635,989)	150,000	6,635,989
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Soy Bean Index, expiring 06/30/06 (Underlying notional amount at value $5,850,658)	51,151	735,569
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 06/02/06 (Underlying notional amount at value $6,523,505)	75,000	(976,495)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 02/05/07 (Underlying notional amount at value $19,454,212)	200,000	(545,788)

	Units	Unrealized Appreciation (Depreciation)

Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/09/07 (Underlying notional amount at value $5,832,750)	150	$1,650,585
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/12/07 (Underlying notional amount at value $5,835,150)	150	1,651,410
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/13/07 (Underlying notional amount at value $5,835,900)	150	1,651,635
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/14/07 (Underlying notional amount at value $5,836,650)	150	1,651,860
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/15/07 (Underlying notional amount at value $5,876,467)	151	1,663,250
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc based on Palladium Futures, expiring 02/16/07 (Underlying notional amount at value $6,811,350)	175	1,880,147
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/20/07 (Underlying notional amount at value $4,828,932)	124	1,302,905

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2006 (Unaudited)

	Units	Unrealized Appreciation (Depreciation)

Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/21/07 (Underlying notional amount at value $3,894,800)	100	$999,660
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/22/07 (Underlying notional amount at value $3,894,800)	100	999,300

		$16,356,298

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Staples	1.5%
Energy	9.8
Industrials	7.8
Materials	29.6
Real Estate	3.0
U.S. Government & Agency Securities	27.6
Other*	20.7

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND	GLOBAL SMALL CAP FUND	INTERNATIONAL FUND
ASSETS:
Investments, at value	$354,078,284	$890,742,819	$689,395,646	$1,885,587,504
Foreign currency (Cost $0, $0, $506,950 and $27,668,308, respectively)	—	—	533,957	28,706,197
Dividends and interest receivable	206,792	295,262	772,113	8,581,390
Receivable for fund shares sold	206,880	1,878,650	1,050,850	4,719,550
Receivable for investments sold	1,021,732	6,683,152	453,883	8,690,624
Prepaid expenses	12,208	47,884	9,254	17,828

Total Assets	355,525,896	899,647,767	692,215,703	1,936,303,093

LIABILITIES:
Written option contracts, at value (premium received $0, $2,758,926, $0 and $0, respectively)	—	4,262,400	—	—
Payable for fund shares redeemed	39,982	85,635	95,614	709,498
Payable for investments purchased	2,874,105	1,458,948	1,998,939	15,753,476
Unrealized depreciation on foreign currency contracts	—	—	—	14,685
Accrued expenses and other payables:
Investment advisory	199,730	489,602	468,491	1,138,362
Administration	7,282	16,203	12,733	32,965
Shareholder services and 12b-1	42,799	108,243	82,675	230,726
Custody	8,694	22,030	39,282	230,726
Other	8,334	23,731	31,386	82,391

Total Liabilities	3,180,926	6,466,792	2,729,120	18,192,829

NET ASSETS	$352,344,970	$893,180,975	$689,486,583	$1,918,110,264

NET ASSETS consist of:
Paid-in capital	$323,451,409	$640,777,170	$541,795,457	$1,467,144,614
Accumulated undistributed net investment income/(loss)	413,124	(507,289)	1,879,545	4,180,128
Accumulated undistributed net realized gain/(loss) on investments, foreign currency translations and options	(39,053,524)	72,521,340	3,869,992	(20,129,055)
Net unrealized appreciation on investments, swap agreements and options	67,533,961	180,389,754	141,839,527	465,702,805
Net unrealized appreciation on foreign currency translations	—	—	102,062	1,211,772

NET ASSETS	$352,344,970	$893,180,975	$689,486,583	$1,918,110,264

Net asset value, maximum offering price and redemption proceeds per share	$13.15	$17.87	$13.08	$13.55

SHARES OF CAPITAL STOCK OUTSTANDING	26,795,778	49,991,893	52,727,545	141,523,658

INVESTMENTS, AT COST	$286,544,323	$708,849,591	$547,556,119	$1,419,884,699

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES - (Continued)

April 30, 2006 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	REAL RETURN FUND
ASSETS:
Investments, at value	$87,179,270	$113,607,832	$908,906,429
Cash	—	—	52
Segregated cash for open options contracts	—	—	246,147
Vertical bull call spreads, at value (Cost $200,215,000)	—	—	201,500,441
Dividends and interest receivable	798,236	1,213,592	3,031,636
Receivable for fund shares sold	7,200	100,000	2,087,350
Receivable for investments sold	578,653	105,894	26,500,871
Net unrealized appreciation on swap agreements	—	—	16,356,298
Prepaid expenses	43,940	8,242	15,814

Total Assets	88,607,299	115,035,560	1,158,645,038

LIABILITIES:
Cash due to broker on swap contracts	—	—	10,905,252
Written option contracts, at value (premium received $0, $0 and $1,436,995, respectively)	—	—	3,918,710
Payable for fund shares redeemed	23,504	—	35,650
Payable for investments purchased	3,629,648	2,115,820	1,749
Payable to brokers for swap collateral	—	—	2,800,000
Accrued expenses and other payables:
Investment advisory	30,907	41,754	771,952
Administration	2,845	3,338	20,079
Shareholder services and 12b-1	10,302	13,918	136,227
Custody	2,093	2,851	9,308
Other	6,063	7,842	42,736

Total Liabilities	3,705,362	2,185,523	18,641,663

NET ASSETS	$84,901,937	$112,850,037	$1,140,003,375

NET ASSETS consist of:
Paid-in capital	$84,847,361	$111,804,318	$991,224,265
Accumulated undistributed net investment income	937,289	1,078,282	1,856,876
Accumulated undistributed net realized gain/(loss) on investments, foreign currency translations and written options	(928,031)	35,189	(3,233,219)
Net unrealized appreciation/(depreciation) on investments, swap agreements and written options	45,318	(67,752)	150,150,803
Net unrealized appreciation on foreign currency translations	—	—	4,650

NET ASSETS	$84,901,937	$112,850,037	$1,140,003,375

Net asset value, maximum offering price and redemption proceeds per share	$10.57	$11.03	$11.79

SHARES OF CAPITAL STOCK OUTSTANDING	8,031,581	10,227,252	96,668,933

INVESTMENTS, AT COST	$87,133,952	$113,675,584	$773,915,650

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND	GLOBAL SMALL CAP FUND	INTERNATIONAL FUND
INVESTMENT INCOME:
Interest	$—	$—	$639,353	$283
Dividends	2,753,551	3,719,360	5,035,772	15,252,941
Foreign tax withholding	—	—	(249,577)	(1,195,863)

Total Investment Income	2,753,551	3,719,360	5,425,548	14,057,361

EXPENSES:
Investment advisory	1,147,514	2,804,802	2,519,115	6,347,167
Custody	144,090	355,202	74,393	1,280,414
Administration	101,261	252,481	180,639	519,380
Shareholder service and 12b-1	245,896	618,654	444,550	1,280,414
Accounting	1,420	8,203	64,316	25,400
Registration	8,724	3,294	7,493	8,704
Insurance premiums	7,602	17,678	9,148	17,738
Printing and postage	3,667	8,536	4,696	14,870
Legal	23,256	60,304	27,657	100,206
Audit	11,408	22,757	18,875	47,929
Transfer agent	2,362	12,323	1,748	9,005
Directors	20,339	51,546	35,052	103,839
Miscellaneous	5,353	10,869	10,734	19,069

Net expenses	1,722,892	4,226,649	3,398,416	9,774,135

NET INVESTMENT INCOME/(LOSS)	1,030,659	(507,289)	2,027,132	4,283,226

NET REALIZED AND UNREALIZED GAIN:
Net realized gains on investments	2,176,621	72,607,853	3,791,474	57,606,955
Net realized gains on foreign currency translations	—	—	78,518	244,747
Net change in unrealized appreciation/(depreciation) on investments, swap agreements and written options	22,124,500	71,736,731	114,625,213	269,063,594
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies and foreign currency contracts	—	—	103,251	2,010,426

NET REALIZED AND UNREALIZED GAIN	24,301,121	144,344,584	118,598,456	328,925,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,331,780	$143,837,295	$120,625,588	$333,208,948

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited) (Continued)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	REAL RETURN FUND
INVESTMENT INCOME:
Interest	$1,709,522	$1,976,109	$2,498,971
Dividends	5,968	22,112	8,883,755
Foreign tax withholding	—	—	(102,292)

Total Investment Income	1,715,490	1,998,221	11,280,434

EXPENSES:
Investment advisory	181,129	236,556	4,175,469
Custody	35,475	46,140	36,348
Administration	25,992	33,405	298,624
Shareholder service and 12b-1	60,377	78,852	736,848
Accounting	3,330	12,610	2,434
Registration	6,316	7,312	7,638
Insurance premiums	11,403	5,792	11,827
Printing and postage	1,156	1,142	9,150
Legal	5,793	7,316	39,280
Audit	4,928	5,581	34,652
Transfer agent	3,694	1,062	2,584
Directors	5,112	6,620	58,578
Miscellaneous	2,511	3,330	17,955

Net expenses	347,216	445,718	5,431,387

NET INVESTMENT INCOME	1,368,274	1,552,503	5,849,047

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gains on investments	31,328	35,258	1,767,045
Net realized gains on foreign currency translations	—	—	101,896
Net realized loss on swap agreements	—	—	(2,644,637)
Net realized loss on written options	—	—	(527,164)
Net change in unrealized appreciation/(depreciation) on investments, swap agreements and written options	(1,093,564)	(683,307)	129,145,123
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies and foreign currency contracts	—	—	(228,413)

NET REALIZED AND UNREALIZED GAIN/(LOSS)	(1,062,236)	(648,049)	127,613,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$306,038	$904,454	$133,462,897

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP EQUITY FUND		MID CAP EQUITY FUND
	SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005	SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
	(UNAUDITED)		(UNAUDITED)
From Operations:
Net investment income/(loss)	$1,030,659	$1,839,608	$(507,289)	$(1,456,011)
Net realized gains on investments	2,176,621	2,194,443	72,607,853	63,062,964
Net change in unrealized appreciation/(depreciation) on investments, swap agreements and written options	22,124,500	14,264,660	71,736,731	5,714,720

Net increase in net assets	25,331,780	18,298,711	143,837,295	67,321,673

Distributions to Shareholders:
From net investment income	(1,148,697)	(1,308,446)	—	—
From capital gains	—	—	(55,681,436)	—

Net decrease in net assets from distributions	(1,148,697)	(1,308,446)	(55,681,436)	—

From Capital Stock Transactions:
Net proceeds from sale of capital stock	47,076,487	86,261,393	67,582,007	131,166,737
Reinvestment of dividends	539,570	637,260	28,030,273	—
Net cost of capital stock redeemed	(25,974,298)	(87,413,459)	(65,138,002)	(234,605,228)

Net increase/(decrease) in net assets resulting from capital stock transactions	21,641,759	(514,806)	30,474,278	(103,438,491)

Net increase/(decrease) in net assets	45,824,842	16,475,459	118,630,137	(36,116,818)

NET ASSETS:
Beginning of period	$306,520,128	$290,044,669	$774,550,838	$810,667,656

End of period	$352,344,970	$306,520,128	$893,180,975	$774,550,838

Accumulated net investment income/(loss)	$413,124	$531,162	$(507,289)	—

Share Transactions:
Issued	3,655,123	7,153,676	4,021,200	8,298,675
Reinvested	42,088	53,194	1,751,892	—
Redeemed	(2,021,296)	(7,276,683)	(3,868,288)	(14,896,835)

Net increase/(decrease) in shares	1,675,915	(69,813)	1,904,804	(6,598,160)

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	GLOBAL SMALL CAP FUND		INTERNATIONAL FUND
	SIX MONTHS ENDED APRIL 30, 2006	FOR THE PERIOD ENDED OCTOBER 31, 2005(a)	SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
	(UNAUDITED)		(UNAUDITED)
From Operations:
Net investment income	$2,027,132	$1,220,497	$4,283,226	$13,202,010
Net realized gains on investments	3,791,474	438,397	57,606,955	62,748,076
Net realized gains/(losses) on foreign currency transactions	78,518	(269,257)	244,747	(2,071,342)
Net change in unrealized appreciation/(depreciation) on investments, swap agreements and written options	114,625,213	(27,214,315)	269,063,594	105,682,590
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies and foreign currency contracts	103,251	(1,190)	2,010,426	(1,141,485)

Net increase in net assets	120,625,588	28,602,762	333,208,948	178,419,849

Distributions to Shareholders:
From net investment income	(1,098,827)	—	(11,233,766)	(10,257,320)
From capital gains	(438,397)	—	—	—

Net decrease in net assets from distributions	(1,537,224)	—	(11,233,766)	(10,257,320)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	87,022,872	485,782,526	174,529,667	680,099,984
Reinvestment of dividends	774,175	—	5,442,289	5,220,741
Net cost of capital stock redeemed	(19,501,734)	(12,282,382)	(102,421,743)	(129,004,911)

Net increase in net assets resulting from capital stock transactions	68,295,313	473,500,144	77,550,213	556,315,814

Net increase in net assets	187,383,677	502,102,906	399,525,395	724,478,343

NET ASSETS:
Beginning of period	$502,102,906	—	$1,518,584,869	$794,106,526

End of period	$689,486,583	$502,102,906	$1,918,110,264	$1,518,584,869

Accumulated net investment income	$1,879,545	$951,240	$4,180,128	$11,130,668

Share Transactions:
Issued	7,314,388	48,160,926	14,044,340	64,967,332
Reinvested	68,508	—	456,568	508,812
Redeemed	(1,625,564)	(1,190,713)	(8,245,688)	(12,276,251)

Net increase in shares	5,757,332	46,970,213	6,255,220	53,199,893

(a)	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND
	SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005	SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
	(UNAUDITED)		(UNAUDITED)
From Operations:
Net investment income	$1,368,274	$2,372,285	$1,552,503	$2,449,812
Net realized gains on investments	31,328	454,322	35,258	907,713
Net change in unrealized appreciation/(depreciation) on investments, swap agreements and written options	(1,093,564)	(1,644,548)	(683,307)	(2,840,167)

Net increase in net assets	306,038	1,182,059	904,454	517,358

Distributions to Shareholders:
From net investment income	(1,643,342)	(2,591,725)	(1,434,146)	(2,295,193)
From capital gains	(193,898)	(30,061)	(907,712)	(572,618)

Net decrease in net assets from distributions	(1,837,240)	(2,621,786)	(2,341,858)	(2,867,811)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	12,275,739	19,714,346	26,637,007	46,396,376
Reinvestment of dividends	1,139,043	1,619,308	986,564	1,140,302
Net cost of capital stock redeemed	(5,421,779)	(19,734,796)	(11,988,125)	(35,057,252)

Net increase in net assets resulting from capital stock transactions	7,993,003	1,598,858	15,635,446	12,479,426

Net increase in net assets	6,461,801	159,131	14,198,042	10,128,973

NET ASSETS:
Beginning of period	$78,440,136	$78,281,005	$98,651,995	$88,523,022

End of period	$84,901,937	$78,440,136	$112,850,037	$98,651,995

Accumulated net investment income	$937,289	$1,079,766	$1,078,282	$959,925

Share Transactions:
Issued	1,153,649	1,817,022	2,404,597	4,105,422
Reinvested	107,457	150,057	89,606	101,415
Redeemed	(507,701)	(1,818,679)	(1,077,337)	(3,112,588)

Net increase in shares	753,405	148,400	1,416,866	1,094,249

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	REAL RETURN FUND
	SIX MONTHS ENDED APRIL 30, 2006	FOR THE PERIOD ENDED OCTOBER 31, 2005(a)
	(UNAUDITED)
From Operations:
Net investment income	$5,849,047	$6,976,121
Net realized losses on investments	(1,404,756)	(1,930,359)
Net realized gains/(losses) on foreign currency transactions	101,896	(168,756)
Net change in unrealized appreciation/ (depreciation) on investments, swap agreements and written options	129,145,123	21,605,246
Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies and foreign currency contracts	(228,413)	233,063

Net increase in net assets	133,462,897	26,715,315

Distributions to Shareholders:
From net investment income	(11,399,102)	—

Net decrease in net assets from distributions	(11,399,102)	—

From Capital Stock Transactions:
Net proceeds from sale of capital stock	197,003,849	825,678,847
Reinvestment of dividends	5,083,716	—
Net cost of capital stock redeemed	(23,720,720)	(12,821,427)

Net increase in net assets resulting from capital stock transactions	178,366,845	812,857,420

Net increase in net assets	300,430,640	839,572,735

NET ASSETS:
Beginning of period	$839,572,735	—

End of period	$1,140,003,375	$839,572,735

Accumulated net investment income	$1,856,876	$6,807,365

Share Transactions:
Issued	17,700,238	81,879,895
Reinvested	471,151	—
Redeemed	(2,132,186)	(1,250,165)

Net increase in shares	16,039,203	80,629,730

(a)	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

See Accompanying Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Year Ended October 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Net asset value, beginning of period	$12.20	$11.51	$10.98	$9.85	$10.88	$14.85

Investment operations:
Net investment income/(loss)	0.04	0.07	0.00 [a]	(0.02)	(0.01)	0.00 [a]
Net realized and unrealized gains/(losses) on investments and futures	0.96	0.67	0.53	1.15	(1.02)	(3.97)

Total from investment operations	1.00	0.74	0.53	1.13	(1.03)	(3.97)

Distributions:
Net investment income	(0.05)	(0.05)	—	—	—	—

Total distributions	(0.05)	(0.05)	—	—	—	—

Net asset value, end of period	$13.15	$12.20	$11.51	$10.98	$9.85	$10.88

Total return	8.2%[c]	6.4%	4.9%	11.5%	(9.5)%	(26.7)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$352,345	$306,520	$290,045	$228,994	$150,729	$136,548
Ratio of expenses to average net assets	1.05%[d]	1.14%	1.21%	1.25%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	0.63%[d]	0.61%	(0.01)%	(0.20)%	(0.08)%	(0.04)%
Ratio of expenses to average net assets*	—[b]	—[b]	—[b]	1.27%	1.26%	1.28%
Ratio of net investment income/(loss) to average net assets*	—[b]	—[b]	—[b]	(0.22)%	(0.09)%	(0.07)%
Portfolio turnover rate	19%[c]	47%	40%	88%	84%	75%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	Less than $0.01 per share.
[b]	There were no voluntary fee reductions during the year.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Year Ended October 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Net asset value, beginning of period	$16.11	$14.82	$14.06	$12.58	$13.61	$14.04

Investment operations:
Net investment income/(loss)	(0.01)	(0.03)	(0.03)	0.00 [a]	0.00 [a]	0.17
Net realized and unrealized gains/(losses) on investments	2.94	1.32	0.79	1.49	(0.91)	(0.46)

Total from investment operations	2.93	1.29	0.76	1.49	(0.91)	(0.29)

Distributions:
Net investment income	—	—	—	(0.01)	(0.12)	(0.14)
Net realized gains	(1.17)	—	—	—	—	—

Total distributions	(1.17)	—	—	(0.01)	(0.12)	(0.14)

Net asset value, end of period	$17.87	$16.11	$14.82	$14.06	$12.58	$13.61

Total return	19.0%[b]	8.6%	5.5%	11.8%	(6.8)%	(2.1)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$893,181	$774,551	$810,668	$673,753	$501,467	$446,722
Ratio of expenses to average net assets	1.02%[c]	1.11%	1.16%	1.19%	1.18%	1.23%
Ratio of net investment income/(loss) to average net assets	(0.12)%[c]	(0.18)%	(0.24)%	(0.01)%	0.07%	1.28%
Portfolio turnover rate	31%[b]	36%	53%	3%	13%	3%

[a]	Less than $0.01 per share.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Period Ended 10/31/05[a]
	(Unaudited)
Net asset value, beginning of period	$10.69	$10.00

Investment operations:
Net investment income	0.04	0.03
Net realized and unrealized gains on investments	2.38	0.66

Total from investment operations	2.42	0.69

Distributions:
Net investment income	(0.02)	—
Net realized gains	(0.01)	—

Total distributions	(0.03)	—

Net asset value, end of period	$13.08	$10.69

Total return	22.7%[b]	6.9%[b]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$689,487	$502,103
Ratio of expenses to average net assets	1.15%[c]	1.24%[c]
Ratio of net investment income to average net assets	0.68%[c]	0.52%[c]
Portfolio turnover rate	18%[b]	8%[b]

[a]	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Year Ended October 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Net asset value, beginning of period	$11.23	$9.68	$8.59	$6.90	$8.11	$11.89

Investment operations:
Net investment income	0.03	0.10	0.09	0.07	0.06	0.05
Net realized and unrealized gains/(losses) on investments and foreign currency translations	2.37	1.57	1.09	1.77	(1.27)	(3.13)

Total from investment operations	2.40	1.67	1.18	1.84	(1.21)	(3.08)

Distributions:
Net investment income	(0.08)	(0.12)	(0.09)	(0.15)	(0.00)[a]	(0.04)
Net realized gains	—	—	—	—	—	(0.66)

Total distributions	(0.08)	(0.12)	(0.09)	(0.15)	—	(0.70)

Net asset value, end of period	$13.55	$11.23	$9.68	$8.59	$6.90	$8.11

Total return	21.5%[b]	17.3%	13.8%	27.2%	(14.9)%	(27.4)%

Annualized ratios/supplemental data:
Net Assets at end of period (000’s)	$1,918,110	$1,518,585	$794,107	$518,690	$299,917	$320,608
Ratio of expenses to average net assets	1.15%[c]	1.25%	1.31%	1.36%	1.36%	1.37%
Ratio of net investment income to average net assets	0.50%[c]	1.10%	1.01%	1.08%	0.89%	0.46%
Portfolio turnover rate	24%[b]	49%	51%	143%	160%	154%

[a]	Less than $0.01 per share.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Year Ended October 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Net asset value, beginning of period	$10.78	$10.98	$11.12	$11.14	$10.94	$10.13

Investment operations:
Net investment income**	0.19	0.33	0.31	0.30	0.39	0.56
Net realized and unrealized gains/(losses) on investments**	(0.15)	(0.17)	(0.01)	0.09	0.22	0.76

Total from investment operations	0.04	0.16	0.30	0.39	0.61	1.32

Distributions:
Net investment income	(0.22)	(0.36)	(0.37)	(0.41)	(0.41)	(0.51)
Net realized gains	(0.03)	(0.00)[a]	(0.07)	—	—	—

Total distributions	(0.25)	(0.36)	(0.44)	(0.41)	(0.41)	(0.51)

Net asset value, end of period	$10.57	$10.78	$10.98	$11.12	$11.14	$10.94

Total return	0.4%[b]	1.6%	2.8%	3.5%	5.9%	13.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$84,902	$78,440	$78,281	$87,054	$54,212	$30,515
Ratio of expenses to average net assets	0.86%[c]	0.99%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets**	3.40%[c]	3.05%	2.68%	3.04%	4.09%	5.51%
Ratio of expenses to average net assets*	—[d]	1.00%	1.10%	1.11%	1.13%	1.17%
Ratio of net investment income to average net assets*	—[d]	3.04%	2.63%	2.98%	4.01%	5.39%
Portfolio turnover rate	10%[b]	17%	8%	54%	25%	52%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
**	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.09% to 3.77%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
[a]	Less than $0.01 per share.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Year Ended October 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Net asset value, beginning of period	$11.20	$11.47	$11.42	$11.37	$11.16	$10.35

Investment operations:
Net investment income	0.16	0.29	0.29	0.32 [a]	0.34	0.35
Net realized and unrealized gains/(losses) on investments	(0.06)	(0.21)	0.22	0.19	0.32	0.79

Total from investment operations	0.10	0.08	0.51	0.51	0.66	1.14

Distributions:
Net investment income	(0.17)	(0.28)	(0.29)	(0.33)	(0.32)	(0.33)
Net realized gains	(0.10)	(0.07)	(0.17)	(0.13)	(0.13)	—

Total distributions	(0.27)	(0.35)	(0.46)	(0.46)	(0.45)	(0.33)

Net asset value, end of period	$11.03	$11.20	$11.47	$11.42	$11.37	$11.16

Total return	0.9%[b]	0.7%	4.6%	4.6%	6.2%	11.2%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$112,850	$98,652	$88,523	$81,675	$62,258	$46,566
Ratio of expenses to average net assets	0.85%[c]	0.98%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets*	2.95%[c]	2.63%	2.57%	2.81%	3.30%	3.63%
Ratio of expenses to average net assets*	— [d]	0.99%	1.07%	1.08%	1.09%	1.12%
Ratio of net investment income to average net assets*	— [d]	2.62%	2.55%	2.78%	3.26%	3.56%
Portfolio turnover rate	22%[b]	56%	45%	65%	71%	74%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	Calculated using average shares outstanding.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	Six Months Ended 04/30/06	Period Ended 10/31/05[a]
	(Unaudited)
Net asset value, beginning of period	$10.41	$10.00

Investment operations:
Net investment income	0.07	0.09
Net realized and unrealized gains on investments, futures and swap agreements	1.44	0.32

Total from investment operations	1.51	0.41

Distributions:
Net investment income	(0.13)	—
Net realized gains	—	—

Total distributions	(0.13)	—

Net asset value, end of period	$11.79	$10.41

Total return	14.7%[b]	4.1%[b]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,140,003	$839,573
Ratio of expenses to average net assets	1.11%[c]	1.16%[c]
Ratio of net investment income to average net assets	1.19%[c]	1.97%[c]
Portfolio turnover rate	30%[b]	5%[b]

[a]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.
[b]	Not annualized.
[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2006, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund	Above-average long-term capital appreciation.
(“Large Cap Equity Fund”)
Old Westbury Mid Cap Equity Fund	Capital appreciation.
(“Mid Cap Equity Fund”)
Old Westbury Global Small Cap Fund	Long-term capital appreciation.
(“Global Small Cap Fund”)
Old Westbury International Fund	Long-term growth of capital.
(“International Fund”)
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects that the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

A.  Valuation of Investments.  Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500® Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B.  Futures Contracts.  The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

C.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U. S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U. S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D.  Forward Foreign Currency Contracts.  The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of April 30, 2006, the International Fund had the following open forward foreign currency contracts:

Currency/Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Sell Japanese Yen	05/02/06	$(4,991,243)	$(5,005,928)	$(14,685)

E.  Swap Agreements.  The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F.  Options.  The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

A summary of the Mid Cap Equity Fund and the Real Return Fund written option transactions for the period were as follows:

	Number of Options Contracts	Premiums Received
Mid Cap Equity Fund:
Contracts outstanding at October 31, 2005	—	—
Options written	3,840	$2,758,926
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Contracts outstanding at April 30, 2006	3,840	$2,758,926

	Number of Options Contracts	Premiums Received
Real Return Fund:
Contracts outstanding at October 31, 2005	122	$127,357
Options written	6,671	2,793,872
Options terminated in closing purchase transactions	(1,610)	(1,345,397)
Options exercised	(395)	(138,837)
Options expired	—	—

Contracts outstanding at April 30, 2006	4,788	$1,436,995

G.  When-Issued and Delayed Delivery Securities.  The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H.  Security Transactions and Related Investment Income.  Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

I.  Distributions to Shareholders.  Dividends from net investment income, if any, generally are declared and paid semi-annually for the Fixed Income, Municipal Bond and Real Return Funds and at least annually for the Large Cap Equity, Mid Cap Equity, Global Small Cap and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. related to foreign currency transactions, and the deferral of certain realized losses), such amounts are reclassified within the components of net assets in the Statements of Assets and Liabilities based on their federal tax-basis treatment; temporary differences do not require reclassification. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2006.

J.  Expenses.  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

3.	Investment Advisory Fee, Administration Fee and Other Transactions:

A.  Investment Advisory Fees.  The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). BIM is a registered investment adviser formed on May 2, 2001 by Bessemer to conduct all of its investment advisory activities. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million of average net assets	Average net assets exceeding $1 billion
Large Cap Equity Fund	0.70%	0.65%	0.60%
Mid Cap Equity Fund	0.70%	0.65%	0.60%
International Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average Net Assets
Global Small Cap Fund	0.85%
Real Return Fund	0.85%

BIM has retained its affiliate Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of Bessemer Trust N.A., as sub-adviser to the International Fund. BGUK is paid for its services directly by BIM.

BIM has retained Dimensional Fund Advisors Inc. (“DFA”) as sub-adviser to manage assets of the Global Small Cap Fund. Effective December 30, 2005, the Adviser retained Champlain Investment Partners, LLC (“Champlain”) to manage a segment of the Global Small Cap Fund. DFA and Champlain are paid for their services directly by BIM.

B.  Administration, Fund Accounting, and Transfer Agent Fees. PFPC Inc. (“PFPC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “PFPC Agreements”), respectively, effective April 8, 2006. Prior to April 8, 2006, BISYS Fund Services Ohio (“BISYS Ohio”) served in such capacities.

C.  Underwriting, Distribution and Shareholders Servicing Fees. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc. (the “PFPC Distributors” or the “Distributor”) under which the Distributor is entitled to receive an annual fee of $50,000. The Board has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan the Funds have entered into a Shareholder Servicing Agreement with Bessemer. Under the Shareholder Servicing Agreement, Bessemer is permitted to receive up to a total of 0.15% per annum of each Fund’s average daily net assets. The maximum amount payable under the Plan is 0.15% per annum of the average daily net assets of each Fund. The Plan also provides that Bessemer may make payments from time to time from its own resources for certain enumerated purposes.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

D.  Board of Directors’ Fees.  Each member of the Board receives from the Funds an annual retainer of $75,000 (plus $20,000 for serving as the Board’s Chairman and $10,000 for serving as the Audit Committee Chairman) and a fee of $7,500 for each Board meeting of the Funds attended, a fee of $4,000 for each Audit Committee meeting attended and $4,000 for each Nominating and Governance Committee meeting attended. The Board of Directors of the Funds are reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Officers who are officers or employees of BIM and PFPC do not receive compensation from the Funds.

E.  Custody Fees.  The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund’s have retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of BGI, to serve as the Funds’ custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash. For providing these services, BTCO receives a fee from each Fund which is accrued daily and paid monthly at an annual rate equal to 0.10% (0.15% for the International Fund) of the average daily net assets of each Fund. The Global Small Cap Fund and Real Return Fund have retained Citibank N.A. (“Citibank”) to serve as the Funds’ custodian. Citibank is responsible for maintaining the books and records of the Funds’ securities and cash. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F.  Fee Waivers.  BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. Any waiver amounts are disclosed on the Statements of Operations.

4.	Securities Transactions:

Investment transactions for the six months ended April 30, 2006, excluding short-term investments, were as follows:

	Purchases	Sales
Large Cap Equity Fund	$84,467,819	$59,542,648
Mid Cap Equity Fund	248,545,969	283,111,849
Global Small Cap Fund	163,202,190	99,768,938
International Fund	473,905,144	397,123,417
Fixed Income Fund	13,812,354	4,652,693
Municipal Bond Fund	40,735,750	22,637,846
Real Return Fund	567,142,824	233,394,147

5.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

Capital Loss Carryforward:  At October 31, 2005, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

Fund Name	2009	2010	2011	2013
Large Cap Equity Fund	$8,541,038	$30,679,255	$1,646,965	—
International Fund	3,705,032	66,634,575	5,474,303	—

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

OLD WESTBURY FUNDS, INC.

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s directors and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.

The Corporation’s proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities, are available upon request, without charge, by calling (800) 607-2200.

Information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Corporation provides a complete list of each Fund’s holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Corporation’s semi-annual and annual reports to shareholders. For the first and third quarters, the Corporation files the lists with the SEC on Form N-Q. Shareholders can look up the Corporation’s Form N-Q on the SEC’s website at http://www.sec.gov.

OLD WESTBURY FUNDS, INC.

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

At a special meeting held November 28, 2005, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (the “Independent Directors”), approved an investment sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation, on behalf of the Global Small Cap Fund (the “Fund”). The following summary details the materials and factors that the Board considered, and the conclusions the Board reached in approving the investment sub-advisory agreement with Champlain (the “New Agreement”).

1) The nature, extent and quality of services to be provided by Champlain.

The Board evaluated the proposed scope and quality of services to be provided by Champlain, including the qualifications and capabilities of the portfolio manager and other personnel responsible for providing services to the Fund. The Directors based their considerations on their direct interaction with Champlain at a special meeting of the Board of Directors held on November 2, 2005, and in consultation with Fund Counsel and Counsel for the Independent Directors.

The Board reviewed Champlain’s experience and investment approach, including its emphasis on fundamental research. The Board reviewed Champlain’s investment processes, philosophies, goals, and strategies. In particular, the Board noted Champlain’s strengths regarding the small-cap asset class. The Board also addressed the qualifications, experience and responsibilities of individual members of Champlain’s investment management team. The Board discussed Champlain’s responsibility to ensure that the assets it manages are managed in compliance with the Fund’s investment policies and restrictions and the requirements of the 1940 Act and related securities regulations, and weighed the benefits of engaging Champlain to provide these services to the Fund. Moreover, the Directors noted that Champlain would provide at its own cost all necessary investment and management facilities, and would provide for the compensation of its personnel.

With respect to the New Agreement, the Directors acknowledged that the terms of the New Agreement were substantially the same as those of the Fund’s current sub-advisory agreement with Dimensional Fund Advisors Inc. (“DFA”), another sub-adviser to the Fund. They discussed the fact that a provision of the advisory agreement between the Corporation and BIM authorizes BIM, with the Board’s consent and the approval of shareholders of the Fund, to engage a sub-adviser such as Champlain to assist BIM in carrying out its obligations. The Board noted that under the advisory agreement, BIM retains primary responsibility for the Fund’s management, including the allocation of assets to and among investment sub-advisers.

Based on these factors, as well as those discussed below, the Board concluded that the nature and extent of the services to be provided under the New Agreement was fair and reasonable in relation to the sub-advisory fees contemplated thereunder.

OLD WESTBURY FUNDS, INC.

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

(Continued)

2) The performance of the Fund and Champlain.

The Directors reviewed the performance of the Fund since its inception and noted that the Fund had achieved good absolute and relative performance during its first few months of operations.

The Directors then reviewed Champlain’s performance in managing its other accounts, both on an absolute basis and as compared to a comparative universe of small-cap core funds as determined by Lipper Analytical, Inc. In this regard, the Directors noted Champlain had achieved good performance over the 1, 3, 5 and 7 year periods. The Directors also reviewed Champlain’s 3 and 5 year rolling returns as compared to those of the Russell 2000® Index and noted Champlain’s good relative performance against the Russell 2000® Index. In reviewing this performance, the Directors took into account that Champlain was a relatively new firm and that some of this performance was achieved while the investment personnel of Champlain were engaged with another firm. The Board concluded that Champlain’s past performance was appropriately presented and that Champlain’s addition as an investment sub-adviser to the Fund could potentially benefit the Fund going forward.

3) The cost of the advisory services and the profits to Champlain and its affiliates from the relationship with the Fund.

There were a number of factors considered by the Board in evaluating Champlain’s sub-advisory fees. The Board reviewed and assessed information concerning the advisory fees and total expense ratio of the Champlain Small Company Fund as well as indicating that the fees and expenses of Fund are within the Lipper Small Cap Core Funds universe. In this regard, the Directors noted that the proposed fees under the New Agreement were below the fees charged by Champlain with respect to its Champlain Small Company Fund and were generally in line with the average fees of funds within the Lipper Small Cap Core Funds universe. The Board also considered the fees that Champlain receives on directly managed accounts. In this regard, the Directors noted that the proposed fees under the New Agreement were below the fees Champlain received on its directly managed accounts. In considering the proposed fees under the New Agreement, the Directors also took into account the differences in the services provided to each type of account, as well as other relevant differences, including average account size, turnover and other relevant matters.

After reviewing all these matters, the Board concluded that the proposed sub-advisory fee was fair and reasonable. The Board also considered the fact that the total fees paid by Fund shareholders would not change as a result of the engagement of Champlain as sub-adviser to the Fund. With respect to the estimated profitability of the sub-advisory relationship to Champlain, the Board determined that any estimate of prospective profitability at this time would be unduly speculative and concluded that they would consider such profitability in the future upon renewal of the New Agreement.

OLD WESTBURY FUNDS, INC.

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

(Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to consideration relating to economics of scale, the Directors considered that the proposed fee under the New Agreement contained breakpoints at $50 million and $100 million of assets managed by Champlain. The Directors determined to review these breakpoint levels in the future, in conjunction with its review of the estimated profitability of the sub-advisory relationship to Champlain, to determine if such breakpoint levels continued to fairly reflect economies of scale experienced by Champlain in managing the Fund.

5) Ancillary Benefits and Other factors.

In addition to the above factors, the Directors also discussed other benefits of engaging Champlain as sub-adviser to the Fund, including that Champlain’s investment style is complementary with that of DFA and the absence of significant overlap in the investment holdings of each adviser. The Board considered that the Fund was used as an asset allocation vehicle for clients of Bessemer Trust and its affiliated banks and trust companies, and that BIM expected the Fund to continue to experience growth. The Board concluded that it was likely that the Fund would experience continued growth and that the addition of Champlain’s complementary investment style would be appropriate for the Fund.

Conclusion:

The Board of Directors, including all of the Independent Directors, based on their consideration of all the factors in their totality as described above, determined that the fee rate payable under the New Agreement was fair and reasonable with respect to the nature of services that Champlain would provide to the Fund, and in light of the other factors that the Directors deemed relevant. Accordingly, and based on the considerations enumerated above, the Board approved the New Agreement as in the best interest of Fund shareholders. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

OLD WESTBURY FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders of the Global Small Cap Fund (the “Fund”) was held on December 30, 2005 at 630 Fifth Avenue, New York, New York 10111 to consider the following proposal:

Proposal 1: To approve a new investment sub-advisory agreement among the Corporation, on behalf of the Fund, Bessemer Investment Management LLC and Champlain Investment Partners, LLC.

A majority of the outstanding voting shares of the Fund approved the Proposal by the following votes:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Global Small Cap Fund
FOR:	46,456,437	96.41%	100%
AGAINST:	0	0%	0%
ABSTAIN:	0	0%	0%
TOTAL:	46,456,437	96.41%	100%

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Transfer Agent:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodians:

Bessemer Trust Company, N.A.

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A.

111 Wall Street

New York, NY 10005

Administrator:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Shareholder Servicing Agent:

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Independent Registered Public

Accounting Firm:

Deloitte & Touche LLP

180 N. Stetson Avenue

Chicago, IL 60601

Cusip 680414307

Cusip 680414208

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414703

A21-SAR 04/06

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Global Small Cap Fund is listed below. Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for all other series of the registrant are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
COMMON STOCKS - 87.3%
AUSTRALIA - 1.9%
Banks - 0.1%
25,120	Adelaide Bank Ltd.	252,303
18,652	Bank of Queensland Ltd.	219,649
17,560	Bendigo Bank Ltd.	184,776

		656,728

Consumer Discrectionary - 0.2%
48,235	ABC Learning Centres Ltd.	311,496
23,073	Amalgamated Holdings Ltd.	82,390
237,688	Austar United Communications Ltd. (b)	220,312
103,629	Austereo Group Ltd.	128,727
15,584	Colorado Group Ltd.	44,755
94,052	David Jones Ltd.	191,502
9,540	Fantastic Holdings Ltd.	23,701
8,021	Fleetwood Corp. Ltd.	38,453
4,078	Flight Centre Ltd.	32,284
3,000	G.U.D Holdings Ltd.	17,596
15,525	Invocare Ltd.	52,370
16,253	JB Hi-Fi Ltd.	61,741
111,622	Pacific Brands Ltd.	192,507
16,671	Prime Television Ltd.	43,824
31,777	Repco Corp. Ltd.	46,354
11,779	Rural Press Ltd.	98,440
4,054	Southern Cross Broadcasting Australia Ltd.	36,190
28,283	STW Communications Group Ltd.	72,200
21,214	Village Roadshow Ltd. (b)	34,330
25,284	Village Roadshow Ltd., Preferred Shares (b)	39,380

		1,768,552

Consumer Staples - 0.1%
27,381	ABB Grain Ltd.	158,101
65,687	Australian Agricultural Co. Ltd.	93,573
116,636	Futuris Corp. Ltd.	200,268
10,055	GrainCorp. Ltd.	79,449
24,637	McGuigan Simeon Wines Ltd.	59,149
41,827	Ridley Corp. Ltd.	39,723
6,326	Select Harvests Ltd.	66,902

		697,165

Diversified Financials - 0.1%
38,303	Count Financial Ltd.	58,783
16,163	IOOF Holdings Ltd.	97,870
26,469	SFE Corp. Ltd.	330,606
12,221	WHK Group Ltd.	52,924

		540,183

Energy - 0.2%
30,551	ARC Energy Ltd. (b)	36,093
76,071	Australian Worldwide Exploration Ltd. (b)	164,716
56,141	Beach Petroleum Ltd.	61,207
50,758	Centennial Coal Co. Ltd.	133,044
33,955	Felix Resources Ltd.	48,757
116,797	Hardman Resources Ltd. (b)	209,418
100,881	New Hope Corp. Ltd.	99,638
58,554	Paladin Resources Ltd. (b)	201,969
26,544	Roc Oil Co. Ltd. (b)	65,744
23,116	Straits Resources Ltd.	72,884
27,977	Tap Oil Ltd. (b)	45,912

		1,139,382

Health Care - 0.1%
955	Allied Medical Ltd. (c)	5,804
63,310	Australian Pharmaceutical Industries Ltd.	119,288
17,013	Cellestis Ltd. (b)	50,927
37,529	Healthscope Ltd.	124,600
14,479	Novogen Ltd. (b)	39,052
26,636	Primary Health Care Ltd.	239,400
16,363	Ramsay Health Care Ltd.	131,901
184,726	Sigma Pharmaceuticals Ltd.	378,934

		1,089,906

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Industrials - 0.3%
78,460	Adsteam Marine Ltd.	120,412
13,932	Alesco Corp. Ltd.	105,319
28,945	Austal Ltd.	58,496
5,000	Boom Logisitics Ltd.	17,626
26,490	Cabcharge Australia Ltd.	128,604
51,396	Coates Hire Ltd.	240,537
20,084	Corporate Express Australia Ltd.	90,790
18,207	Crane Group Ltd.	184,391
60,810	GWA International Ltd.	150,613
30,425	Hills Industries Ltd.	108,180
13,431	Monadelphous Group Ltd.	64,287
78,985	PMP Ltd. (b)	88,213
12,601	Reece Australia Ltd.	144,562
28,501	Salmat Ltd.	93,111
32,702	Spotless Group Ltd.	122,985
27,741	Transfield Services Ltd.	159,126
21,009	United Group Ltd.	210,853

		2,088,105

Information Technology - 0.1%
63,500	Baycorp Advantage Ltd.	155,346
32,637	Commander Communications Ltd.	56,039
16,525	iiNET Ltd.	21,218
19,221	Iress Market Technology Ltd.	85,137
47,560	MYOB Ltd.	34,508
13,764	Redflex Holdings Ltd. (b)	22,797
12,541	Vision Systems Ltd.	18,437

		393,482

Insurance - 0.0%#
30,272	OAMPS Ltd.	74,747

Materials - 0.5%
136,390	Adelaide Brighton Ltd.	255,947
42,185	Bendigo Mining Ltd. (b)	74,997
18,680	Brickworks Ltd.	173,854
8,977	Campbell Brothers Ltd.	100,258
38,070	Consolidated Minerals Ltd.	75,491
48,101	Fortescue Metals Group Ltd. (b)	317,940
29,996	GRD Ltd.	54,695
57,571	Great Southern Plantations Ltd.	171,022
34,637	Gunns Ltd.	83,683
19,019	Iluka Resources Ltd.	106,205
23,980	Jubilee Mines NL	146,479
31,549	MacArthur Coal Ltd.	131,352
6,631	Magnesium International Ltd. (b)	2,771
116,599	Minara Resources Ltd.	217,036
267,490	Oxiana Ltd. (b)	693,000
85,192	PaperlinX Ltd.	216,828
15,009	Resolute Mining Ltd. (b)	25,885
9,794	Sims Group Ltd.	141,751
97,749	Smorgon Steel Group Ltd.	109,169
59,830	Timbercorp. Ltd.	156,368

		3,254,731

Real Estate - 0.1%
178,021	Australand Property Group	279,971
38,629	FKP Property Group	155,547
43,286	Sunland Group Ltd.	75,310
163,262	Thakral Holdings Group	94,269

		605,097

Telecommunication Services - 0.0%#
63,352	SP Telemedia Ltd.	42,837

Utilities - 0.1%
54,920	Australian Pipeline Trust	186,513
25,109	Energy Developments Ltd.	81,648
143,805	Envestra Ltd.	133,292
25,700	GasNet Australia Group	48,423

		449,876

		12,800,791

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
AUSTRIA - 0.4%
Consumer Discrectionary - 0.1%
3,058	BetandWin.com Interactive Entertainment AG (b)	400,074

Consumer Staples - 0.0%#
566	Agrana Beteiligungs AG	60,239

Energy - 0.0%#
862	Schoeller-Bleckmann Oilfield Equipment AG	35,888

Industrials - 0.1%
2,311	Andritz AG	405,206
2,439	BWT AG	111,359
2,439	Christ Water Technology AG (b)	46,156
3,121	Flughafen Wien AG	238,060

		800,781

Materials - 0.1%
2,228	Boehler-Uddeholm AG	505,421
1,891	Constantia Packaging AG	88,271
635	Mayr-Melnhof Karton AG	117,244
5,405	RHI AG (b)	177,635

		888,571

Real Estate - 0.1%
9,308	CA Immobilien Anlagen AG (b)	250,479
3,178	Conwert Immobilien Invest AG (b)	61,183
2,500	Sparkassen Immobilien AG (b)	28,039

		339,701

		2,525,254

BELGIUM - 0.4%
Consumer Discrectionary - 0.1%
674	D’ieteren SA	210,965
750	Quick Restaurants SA	25,548
740	Roularta Media Group NV	49,013
65	Van De Velde NV	14,498

		300,024

Diversified Financials - 0.1%
5,614	Ackermans & Van Haaren	432,042
50	Banque Nationale de Belgique	203,276

		635,318

Energy - 0.0%#
615	Exmar NV	92,951

Health Care - 0.1%
3,415	Innogenetics (b)	49,288
3,840	Ion Beam Applications (b)	64,045
4,938	Omega Pharma SA	344,820

		458,153

Industrials - 0.1%
4,312	Bekaert SA	495,316
4,983	CMB (Company Maritime Belge) SA	161,942
45	CFE (CIE Francois D’enter)	49,051
3,050	Deceuninck NV	101,969

		808,278

Information Technology - 0.0%#
888	Barco NV	87,832
167	Icos Vision Systems NV (b)	8,154
5,034	Melexis NV	80,339
960	Unit 4 Agresso NV (b)	21,619

		197,944

Materials - 0.0%#
6,295	Tessenderlo Chemie NV	249,373

Real Estate - 0.0%#
1,479	Cofinimmo	249,660
643	Warehouses De Pauw SCA	36,910

		286,570

		3,028,611

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
BRAZIL - 1.1%
Consumer Discrectionary - 0.0%
720,000	Cia de Tecidos do Norte de Minas - Coteminas SA	70,724
2,400,000	Lojas Americanas SA	99,933
326,000	NET Servicos de Comunicacao SA (b)	196,818

		367,475

Consumer Staples - 0.1%
26,700	Perdigao SA	265,849
179,000	Sadia SA	488,884

		754,733

Energy - 0.0%#
10,000	Cia Brasileira de Petroleo Ipiranga SA	177,288
2,600	Refinaria Petroleo Ipiranga SA	31,756
5,600	Ultrapar Participacoes SA	97,215

		306,259

Industrials - 0.2%
6,000	All America Latina Logistica SA	73,340
3,900	Duratex SA	83,531
15,000	Gol Linhas Aereas Inteligentes SA	541,207
20,900	Marcopolo SA	61,088
93,200	Weg SA	379,588

		1,138,754

Materials - 0.5%
10,000	Acesita SA	177,288
370,000	Caemi Mineracao e Metalurgica SA	680,786
23,500	Cia Petroquimica do Sul SA	328,797
58,315	Confab Industrial SA	128,533
236,000	Klabin SA	604,983
39,750	Metalurgica Gerdau SA	816,903
10,000	Paranapanema SA (b)	71,346
52,600	Ripasa SA Papel e Celulose SA	127,278
30,000	Suzano Bahia Sul Papel e Celulose SA	212,314
24,900	Suzano Petroquimica SA	45,815
94,600	Uniao de Industrias Petroquimicas SA	82,044
16,000	Votorantim Celulose e Papel SA	258,745

		3,534,832

Telecommunication Services - 0.2%
158,600,000	Embratel Participacoes SA	421,008
60,000,000	Telemig Celular Participacoes SA	134,547
141,000,000	Tim Participacoes SA	545,218
591	Vivo Participacoes SA (b)	3,680
36,099	Vivo Participacoes SA (b)	147,372

		1,251,825

Utilities - 0.1%
114,000	Centrais Eletricas de Santa Catarina SA	91,222
27,800,000	Cia Paranaense de Energia	305,041
1,870,000	Electropaulo Metropolitana de Sao Paulo SA (b)	93,213

		489,476

		7,843,354

CANADA - 2.3%
Banks - 0.1%
5,700	Canadian Western Bank	216,621
5,300	Home Capital Group, Inc.	166,862
2,600	Laurentian Bank of Canada	75,764

		459,247

Consumer Discrectionary - 0.4%
8,200	Alliance Atlantis Communications, Inc. (b)	261,464
9,400	Ballard Power Systems, Inc.	90,969
3,400	Chum Ltd. - Class B	96,096
9,300	Cinram International, Inc.	242,055
4,400	Cogeco Cable, Inc.	115,701
6,500	Corus Entertainment, Inc. - Class B	218,130
1,000	Dorel Industries, Inc. - Class A (b)	28,129

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
5,600	Dorel Industries, Inc. - Class B (b)	158,676
5,500	Forzani Group Ltd. (The) - Class A (b)	77,479
6,800	Imax Corp. (b)	67,814
10,800	Intrawest Corp.	387,739
2,000	Leon’s Furniture Ltd.	74,952
17,400	Linamar Corp.	249,627
9,000	Lions Gate Entertainment Corp. (b)	87,259
4,100	Mega Bloks, Inc. (b)	89,257
9,400	Reitman’s Canada Ltd. - Class A	187,908
5,700	TVA Group, Inc. - Class B	86,669
4,200	Uni-Select, Inc.	123,252
400	Wescast Industries, Inc. - Class A	5,885

		2,649,061

Consumer Staples - 0.1%
6,400	Agricore United	46,939
4,100	Canada Bread Co. Ltd.	215,442
2,400	Corby Distilleries Ltd. - Class A	53,558
1,100	Empire Co. Ltd.	42,739
13,800	Saskatchewan Wheat Pool (b)	91,584
2,500	Van Houtte, Inc.	43,446
6,600	Vincor International, Inc.	213,812

		707,520

Diversified Financials - 0.0%#
5,100	Dundee Corp. - Class A (b)	179,678

Energy - 0.4%
1,200	Akita Drilling Ltd. - Class A	25,040
3,533	Alberta Clipper Energy, Inc. (b)	12,640
19,000	Blackrock Ventures, Inc. (b)	263,405
5,400	Calfrac Well Services Ltd.	174,357
16,700	Canadian Superior Energy, Inc. (b)	37,939
4,300	Celtic Exploration Ltd. (b)	54,228
19,600	Centurion Energy International, Inc. (b)	210,366
3,800	CHC Helicopter Corp. - Class A	95,166
3,533	Ember Resources, Inc. (b)	23,194
4,200	Enerflex Systems Ltd.	116,453
3,729	Fairquest Energy Ltd. (b)	26,682
2,932	Highpine Oil & Gas Ltd. (b)	59,005
10,800	International Uranium Corp. (b)	59,407
4,800	Iteration Energy Ltd. (b)	20,994
25,600	Ivanhoe Energy, Inc. (b)	72,584
6,200	Kick Energy Corp. (b)	34,659
6,600	NuVista Energy Ltd. (b)	89,137
400	Paramount Resources Ltd. - Class A (b)	14,883
4,400	Pason Systems, Inc.	133,804
5,500	Petrobank Energy & Resources Ltd. (b)	68,378
4,700	Real Resources, Inc. (b)	95,551
7,200	Rider Resources Ltd. (b)	104,324
5,800	Savanna Energy Services Corp. (b)	159,778
11,200	ShawCor Ltd.	202,753
4,600	Tesco Corp. (b)	96,892
5,600	Transglobe Energy Corp. (b)	32,557
77,500	UTS Energy Corp. (b)	472,743
1,260	Vero Energy, Inc. (b)	7,303

		2,764,222

Health Care - 0.2%
3,300	AEterna Zentaris, Inc. (b)	23,435
10,200	Angiotech Pharmaceuticals, Inc. (b)	154,544
7,700	Axcan Pharma, Inc. (b)	103,649
5,300	Cangene Corp. (b)	45,982
8,000	Cardiome Pharma Corp. (b)	84,862
7,400	Draxis Health, Inc. (b)	32,762
12,600	Extendicare, Inc. - Class A	288,728
4,900	Neurochem, Inc. (b)	70,779
14,200	Patheon, Inc. (b)	95,128
6,200	QLT, Inc. (b)	51,073
14,000	TLC Vision Corp. (b)	91,409
16,500	Vasogen, Inc. (b)	37,632
17,600	Westaim Corp. (b)	101,062

		1,181,045

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Industrials - 0.3%
16,500	ATS Automation Tooling Systems, Inc. (b)	262,985
4,200	FirstService Corp. (b)	105,033
1,700	Garda World Security Corp. - Class A (b)	38,165
9,600	Husky Injection Molding Systems Ltd. (b)	52,634
5,100	Hydrogenics Corp. (b)	20,116
16,400	Magellan Aerospace Corp. (b)	45,472
5,500	Martinrea International, Inc. (b)	42,552
1,900	Richelieu Hardware Ltd.	37,556
10,000	Ritchie Bros., Inc.	539,000
17,900	Royal Group Technologies Ltd. (b)	154,497
11,600	Russel Metals, Inc.	261,455
3,200	Stantec, Inc. (b)	124,102
2,400	Teknion Corp. (b)	10,218
1,400	Transat A.T., Inc. - Class A (b)	28,612
2,100	Vitran Corp., Inc. (b)	40,383
6,000	Zenon Environmental, Inc. (b)	128,313

		1,891,093

Information Technology - 0.1%
3,000	Aastra Technologies Ltd. (b)	91,928
2,800	Dalsa Corp. (b)	39,268
23,100	Emergis, Inc. (b)	104,131
4,000	GSI Group, Inc.	40,040
3,400	Hummingbird Ltd. (b)	85,148
6,700	MacDonald Dettwiler & Associates Ltd. (b)	305,621
1,900	Mosaid Technologies, Inc.	50,047
8,200	Open Text Corp. (b)	148,151
19,200	Zarlink Semiconductor, Inc. (b)	54,438

		918,772

Insurance - 0.1%
13,600	Kingsway Financial Services, Inc.	296,194

Materials - 0.6%
8,300	Algoma Steel, Inc. (b)	236,740
21,300	AUR Resources, Inc.	311,484
43,000	Bema Gold Corp. (b)	243,066
20,000	Cambior, Inc. (b)	79,961
6,800	Canam Group, Inc. - Class A	65,382
13,100	Cascades, Inc.	132,400
37,300	Catalyst Paper Corp. (b)	107,758
5,900	CCL Industries - Class B	159,578
29,000	Crystallex International Corp. (b)	165,485
38,500	Dynatec Corp. (b)	49,931
53,600	Eldorado Gold Corp. (b)	279,973
5,100	First Quantum Minerals Ltd.	246,504
2,400	Goldcorp, Inc.	84,211
6,400	Inmet Mining Corp.	231,546
6,300	International Forest Products Ltd. - Class A (b)	44,008
6,300	Intertape Polymer Group, Inc. (b)	55,616
3,200	Major Drilling Group International (b)	72,984
27,200	Miramar Mining Corp. (b)	101,691
8,400	North American Palladium Ltd. (b)	92,336
18,400	Northern Orion Resources, Inc. (b)	95,287
9,000	PAN American Silver Corp. (b)	222,978
28,700	Sherritt International Corp.	313,427
9,200	Sino-Forest Corp. (b)	48,549
4,800	St. Lawrence Cement Group, Inc. - Class A	141,461
90,400	Tahera Diamond Corp. (b)	46,087
7,000	Tenke Mining Corp. (b)	100,237
3,000	Virginia Gold Mines, Inc. (b)	11,270
10,800	Western Silver Corp. (b)	305,439
4,600	Winpak Ltd.	42,377
20,200	Yamana Gold, Inc. (b)	222,768

		4,310,534

Real Estate - 0.0%#
1,200	BPO Properties Ltd.	46,152
1,500	Morguard Corp.	46,259

		92,411

Telecommunication Services - 0.0%#
7,200	Stratos Global Corp. (b)	55,253

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Utilities - 0.0%#
11,400	Canadian Hydro Developers, Inc. (b)	58,629

		15,563,659

CHILE - 0.3%
Banks - 0.0%#
49,225,119	CorpBanca SA	267,762

Consumer Staples - 0.1%
792,236	Empresas Iansa SA	197,001
37,174	Farmacias Ahumada SA	100,310
179,728	Vina Concha y Toro SA	247,866
7,044,884	Vina San Pedro SA	61,587

		606,764

Health Care - 0.0%#
164,971	Banmedica SA	149,027

Industrials - 0.0%#
1,076,958	Madeco SA (b)	98,333

Materials - 0.1%
35,402	Cementos Bio-Bio SA	100,343
17,867	Cristalerias de Chile SA	192,641
200,535	Industrias Forestales SA	51,035

		344,019

Real Estate - 0.0%#
141,474	Parque Arauco SA	97,016

Utilities - 0.1%
7,730	Cia de Consumidores de Gas de Santiago SA	42,048
2,452,926	Colbun SA	394,994

		437,042

		1,999,963

DENMARK - 0.5%
Banks - 0.2%
1,600	Amagerbanken A/S	122,570
220	Fionia Bank A/S	65,925
925	Forstaedernes Bank A/S	138,437
25	Norresundby Bank A/S	15,431
980	Ringkjoebing Landbobank A/S	159,098
797	Spar Nord Bank A/S	212,952
325	Sparbank Vest A/S	25,007
50	Sparekassen Faaborg A/S	28,748
17,870	Sydbank A/S (b)	649,725
500	Vestjysk Bank A/S	25,324

		1,443,217

Consumer Discrectionary - 0.1%
3,050	Bang & Olufsen A/S - Class B	383,226

Consumer Staples - 0.0%#
1,300	East Asiatic Co. Ltd. A/S	55,400
1,125	Royal UNIBREW A/S	121,568

		176,968

Health Care - 0.1%
1,875	ALK-Abello A/S (b)	284,420
4,400	Genmab A/S (b)	155,885
850	Neurosearch A/S (b)	26,592

		466,897

Industrials - 0.1%
950	DFDS A/S	68,278
7,600	FLSmidth & Co. A/S - Class B	345,726
4,800	NKT Holding A/S	308,455
1,000	Schouw & Co.	53,946

		776,405

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Information Technology - 0.0%#
700	SimCorp A/S	119,086

Insurance - 0.0%#
1,300	Alm. Brand Skadesforsikring A/S (b)	78,813

Materials - 0.0%#
2,400	Auriga Industries	69,199

Real Estate - 0.0%#
260	Sjaelso Gruppen A/S	113,922

		3,627,733

FINLAND - 0.6%
Consumer Discrectionary - 0.1%
22,250	Amer Sports Oyj	456,430
8,650	Fiskars Oyj Abp - Class A	114,585
550	Stockmann Oyj Abp - Class A	22,628
5,315	Stockmann Oyj Abp - Class B	217,927

		811,570

Consumer Staples - 0.0%#
1,000	Hk-Ruokatalo Oyj - Class A	12,490
20,000	Raisio Plc - Class V	50,464

		62,954

Diversified Financials - 0.0%#
14,900	OKO Bank	238,170

Industrials - 0.3%
12,200	Finnair Oyj	186,238
3,400	Finnlines Oyj	65,629
12,000	KCI Konecranes Oyj	222,396
5,400	Lassila & Tikanoja Oyj	114,725
800	Lemminkainen Oyj	36,718
3,600	Poyry Oyj	42,511
17,900	Uponor Oyj	548,987
16,100	YIT Oyj	454,173

		1,671,377

Information Technology - 0.0%#
2,150	Elcoteq SE	48,933
10,700	Elektrobit Group Oyj	32,803
11,650	F-Secure Oyj (b)	41,448
2,800	Perlos Oyj	27,448
1,000	Vaisala Oyj - Class A	34,063

		184,695

Materials - 0.2%
11,750	Huhtamaki Oyj	229,770
9,800	Kemira Oyj	173,587
26,600	Rautaruukki Oyj	932,933

		1,336,290

Real Estate - 0.0%#
11,400	Sponda Oyj	122,250

		4,427,306

FRANCE - 1.5%
Banks - 0.0%#
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	40,352

Consumer Discrectionary - 0.4%
2,053	Alain Afflelou SA (b)	85,732
1,402	Beneteau SA	122,841
298	Bricorama SA	17,407
17,208	Canal Plus	171,724
4,445	CBo Territoria (b)	20,413
3,425	Club Mediterranee (b)	203,303
2,331	Compagnie Plastic-Omnium SA	105,281
1,082	Damartex SA	47,914
24,701	Elior	419,453
1,280	Etam Developement SA (b)	106,904

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
279,888	Euro Disney S.C.A. (b)	31,780
3,592	Faurecia	236,781
504	Ipsos	74,204
2,612	Kaufman & Broad SA	154,880
873	Manutan (Societe)	55,069
1,266	Pierre & Vacances	121,706
1,356	Rodriguez Group	83,741
1,333	SEB SA	158,923
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	9,897
573	Spir Communications	91,808
4,997	SR Teleperformance	199,214
2,088	Trigano SA	120,095

		2,639,070

Consumer Staples - 0.2%
902	Ales Groupe	20,472
629	Bonduelle S.C.A.	52,692
1,360	Bongrain SA	92,652
4,445	Bourbon SA	567,514
839	Fleury Michon SA	51,771
1,184	Guyenne et Gascogne SA	138,171
863	Laurent-Perrier	64,401
3,160	Provimi SA	115,016
3,925	Rallye SA	188,169
62	Sucriere de Pithiviers-Le-Vieil	62,497
402	Vilmorin et Compagnie	31,749

		1,385,104

Diversified Financials - 0.0%#
886	Union Financiere de France Banque SA	54,436

Energy - 0.1%
2,760	Compagnie Generale de Geophysique SA (b)	446,049

Health Care - 0.1%
1,591	Audika	43,356
300	Boiron SA	6,623
489	Cegedim SA	44,881
10,221	Generale de Sante	304,448
3,349	Orpea (b)	248,437
340	Stallergenes	53,189
1,248	Virbac SA	73,056

		773,990

Industrials - 0.2%
1,781	Assystem	55,948
923	Bacou Dalloz	119,241
2,116	Carbone Lorraine	122,106
1,346	CFF Recycling	50,078
113	Delachaux SA	32,789
613	Exel Industries SA - Class A (b)	50,269
3,740	Fimalac	355,060
1,254	GL Events SA	58,536
2,150	IMS-International Metal Service	56,826
346	LISI	25,231
3,415	Manitou BF SA	165,873
4,555	Nexans SA	383,874
463	Norbert Dentressangle	35,018
3,678	Pinguely-Haulotte	112,339
419	Somfy SA	101,705
857	Ste Industrielle d’Aviation Latecoere SA	34,771

		1,759,664

Information Technology - 0.2%
3,474	Alten (b)	131,485
19,560	Altran Technologies SA (b)	283,539
10,949	Bull SA (b)	125,563
1,047	Cegid	51,911
6,915	GFI Informatique (b)	59,847
3,507	Groupe Steria SCA	214,719
2,270	Iliad SA	233,404
26,369	Infogrames Entertainment SA (b)	22,954
2,593	Ingenico	58,950
4,755	Oberthur Card Systems SA	39,113
485	Radiall	55,192

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
811	Sopra Group SA	75,305
4,171	UBISOFT Entertainment (b)	206,698

		1,558,680

Insurance - 0.1%
3,839	April Group	204,145
156,504	SCOR	396,867

		601,012

Materials - 0.0%#
108,785	Rhodia SA (b)	262,136

Real Estate - 0.1%
1,570	Foncia Groupe	64,770
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	320,103

		384,873

Utilities - 0.1%
1,022	Electricite de Strasbourg	197,917
1,444	Rubis SA	113,860
115	Sechilienne-Sidec	91,403

		403,180

		10,308,546

GERMANY - 1.2%
Banks - 0.1%
5,932	Aareal Bank AG (b)	280,121
8,271	Comdirect Bank AG	97,982
350	Oldenburgische Landesbankag AG	25,611

		403,714

Consumer Discrectionary - 0.2%
934	CTS Eventim AG (b)	32,404
7,612	Douglas Holding AG	366,848
6,000	EM.TV AG (b)	32,171
1,290	Escada AG (b)	42,314
1,771	Fielmann AG	170,813
2,507	Gerry Weber International AG	60,727
5,406	Leoni AG	222,954
4,552	Medion AG	66,617
932	Rational AG	182,546
1,556	Sixt AG	76,952
4,152	Takkt AG	64,954

		1,319,300

Consumer Staples - 0.0%#
1,170	KWS Saat AG	117,348

Diversified Financials - 0.0%#
5,132	AWD Holding AG	182,000
6,258	DAB Bank AG	62,214
711	Grenkeleasing AG	54,269

		298,483

Health Care - 0.1%
3,263	GPC Biotech AG (b)	54,998
3,000	Medigene AG (b)	29,257
900	Morphosys AG (b)	52,503
3,712	Rhoen Klinikum AG	172,806
100	Sartorius AG	3,881
9,857	Stada Arzneimittel AG	477,156

		790,601

Industrials - 0.4%
8,045	Bilfinger Berger AG	515,094
1,017	Cewe Color Holding AG	36,054
11,195	Deutz AG (b)	102,538
1,775	Duerr AG (b)	57,148
2,948	GFK AG	133,297
1,384	Indus Holding AG	58,388
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	32,512
7,388	IWKA AG	214,750
1,372	Krones AG	186,767

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
210	KSB AG (b)	61,672
120	Muehlbauer Holding AG & Co. KGaA	5,526
1,199	Pfeiffer Vacuum Technology AG	83,953
2,135	Pfleiderer AG (b)	64,402
4,181	Rheinmetall AG	337,375
1,302	Schlott Gruppe AG	48,441
14,249	SGL Carbon AG (b)	299,311
5,128	Singulus Technologies (b)	80,675
224	STRABAG AG (b)	27,327
4,973	Techem AG	222,789
1,861	Vossloh AG	97,976

		2,665,995

Information Technology - 0.2%
11,559	Aixtron AG (b)	56,144
1,916	Balda AG	25,961
1,310	Bechtle AG	31,732
107	Boewe Systec AG	6,358
10,118	Epcos AG (b)	136,074
9,419	Jenoptik AG (b)	85,677
6,772	Kontron AG (b)	76,892
5,314	Software AG	299,409
3,650	Teles AG	21,689
7,928	United Internet AG	516,404

		1,256,340

Insurance - 0.0%#
2,027	Wuerttembergische Lebensversicherung AG	87,075

Materials - 0.1%
1,342	CENTROTEC Sustainable AG (b)	56,346
1,200	Fuchs Petrolub AG	60,860
4,896	Norddeutsche Affinerie AG	139,782
4,101	Salzgitter AG	325,435

		582,423

Real Estate - 0.0%#
2,709	Deutsche Euroshop AG	190,365
2,439	Vivacon AG (b)	130,775

		321,140

Telecommunication Services - 0.1%
14,237	Mobilcom AG (b)	331,030
8,596	QSC AG (b)	55,851

		386,881

Utilities - 0.0%#
2,905	MVV Energie AG	86,310

		8,315,610

GREECE - 0.6%
Banks - 0.1%
7,380	Agricultural Bank of Greece	47,298
6,750	Bank of Attica (b)	51,776
2,620	Bank of Greece	369,875
11,930	Egnatia Bank SA	94,821
6,280	Geniki Bank (b)	88,578
2,601	National Bank of Greece SA	129,142

		781,490

Consumer Discrectionary - 0.1%
5,360	Astir Palace Hotel SA (b)	52,745
4,720	Fourlis SA	73,244
13,560	Germanos SA	295,274
2,570	Hellenic Duty Free Shops SA	48,376
11,720	Hyatt Regency SA	165,604
10,310	Notos Com Holdings SA	45,525

		680,768

Consumer Staples - 0.0%#
4,860	Delta Holdings SA	78,727
5,750	GR Sarantis SA	63,837

		142,564

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Energy - 0.2%
30,590	Motor Oil Hellas Corinth Refineries SA	891,488

Health Care - 0.0%#
700	Andreae-Noris Zahn AG	35,546
8,200	Athens Medical Center SA	43,864

		79,410

Industrials - 0.1%
11,160	Attica Holdings SA	67,019
28,277	Hellenic Technodomiki Tev SA	298,238
5,160	Metka SA	55,594
11,600	Minoan Lines Shipping SA	53,855
23,070	Technical Olympic SA	143,198
3,530	Terna SA	56,114

		674,018

Information Technology - 0.0%#
20,300	Intracom Holdings SA	162,371

Insurance - 0.0%#
7,500	Ethniki General Insurance Co. (b)	66,991

Materials - 0.1%
6,140	Heracles General Cement Co.	110,152
8,280	MJ Maillis SA	34,263
3,920	Mytilineos Holdings SA	114,538
27,740	Viohalco	296,074

		555,027

Real Estate - 0.0%#
2,660	Babis Vovos International Construction SA	64,097
9,670	GEK Group of Cos. SA	96,378

		160,475

		4,194,602

HONG KONG - 0.9%
Banks - 0.0%
98,000	Fubon Bank Hong Kong Ltd.	38,551
51,000	Liu Chong Hing Bank Ltd.	114,454

		153,005

Consumer Discrectionary - 0.2%
96,000	Alco Holdings Ltd.	46,432
36,000	Associated International Hotels	32,038
192,000	Bossini International Holdings Ltd.	17,582
64,000	Cafe de Coral Holdings Ltd.	96,578
52,000	Chow Sang Sang Holdings International Ltd.	23,139
48,000	Clear Media Ltd. (b)	59,433
44,000	Cross-Harbour Holdings Ltd.	37,739
33,550	Dickson Concepts International Ltd.	46,734
166,000	EganaGoldpfeil Holdings Ltd.	69,583
118,000	Fountain SET Holdings	47,180
116,000	Glorious Sun Enterprises Ltd.	59,097
44,000	Grande Holdings Ltd.	33,199
40,000	Harbour Centre Development Ltd.	65,520
450,000	Hutchison Harbour Ring Ltd.	41,208
135,000	I-CABLE Communications Ltd.	30,645
238,000	IDT International Ltd.	19,032
3,671,148	Nan Hai Corp. Ltd. (b)	27,936
162,000	Next Media Ltd. (b)	81,488
242,000	Oriental Press Group	51,501
150,000	Peace Mark Holdings Ltd.	75,935
198,000	Playmates Holdings Ltd.	22,728
192,000	Prime Success International Group	127,533
1,222,000	Regal Hotels International Holdings Ltd.	116,632
88,000	SA SA International Holdings Ltd.	36,036
200,000	SCMP Group Ltd.	74,807
290,000	TCL Multimedia Technology Holdings Ltd.	43,014
132,000	Top Form International Ltd.	32,348
50,000	Truly International Holdings	70,938
29,000	Wing On Co. International Ltd.	51,430

		1,537,465

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Consumer Staples - 0.1%
180,000	Chaoda Modern Agriculture Ltd.	125,366
174,000	Cofco International Ltd.	107,161
121,000	Enerchina Holdings Ltd.	7,959
82,000	Hengan International Group Co. Ltd.	135,903
192,000	Kingway Brewery Holdings Ltd.	79,863
136,000	Vitasoy International Holdings Ltd.	47,799

		504,051

Diversified Financials - 0.0%#
30,000	Allied Group Ltd.	67,520
142,000	Asia Financial Holdings Ltd.	68,223
80,000	Public Financial Holdings Ltd.	67,068

		202,811

Energy - 0.1%
590,000	CNPC (Hong Kong) Ltd.	353,849
242,000	Sinolink Worldwide Holdings	61,801
420,000	Titan Petrochemicals Group Ltd. (b)	33,044

		448,694

Health Care - 0.0%#
190,000	China Pharmaceutical Group Ltd. (b)	32,348
211,714	Golden Meditech Co. Ltd.	65,535
236,000	Sino Biopharmaceutical Ltd.	48,093

		145,976

Industrials - 0.1%
36,000	Chevalier International Holdings Ltd.	42,717
188,000	China National Aviation Co. Ltd.	46,556
348,000	China Resources Logic Ltd.	43,538
162,000	Emperor International Holdings	39,490
54,000	Fong’s Industries Co. Ltd.	40,396
120,000	GZI Transportation Ltd.	48,367
62,000	Lung Kee (Bermuda) Holdings	44,381
128,551	PYI Corp. Ltd.	53,057
56,000	Road King Infrastructure	64,643
1,177,500	Shenzhen International Holdings	55,433
538,000	Shougang Concord International Enterprises Co. Ltd. (b)	41,634
34,000	Shui On Construction	83,100
106,000	Tianjin Development Holdings Ltd.	84,080

		687,392

Information Technology - 0.1%
130,000	China Electronics Corp. Holdings Co. Ltd. (b)	22,803
121,000	Digital China Holdings Ltd.	40,576
440,000	Mingyuan Medicare Development Co. Ltd. (b)	44,265
2,330,000	Sino-I Technology Ltd. (b)	32,456
45,000	Varitronix International Ltd.	35,404
29,000	VTech Holdings Ltd.	137,832

		313,336

Insurance - 0.0%#
154,000	China Insurance International Holdings Co. Ltd. (b)	83,423
104,000	Pacific Century Insurance Holdings Ltd.	49,630

		133,053

Materials - 0.1%
348,000	Asia Aluminum Holdings Ltd. (b)	63,287
580,000	Citic Resources Holdings Ltd. (b)	119,691
25,900	Galaxy Entertainment Group Ltd. (b)	22,381
59,631	Hung Hing Printing Group	38,263
108,000	Minmetals Resources Ltd. (b)	32,386

		276,008

Real Estate - 0.2%
48,000	Allied Properties HK Ltd.	51,075
864,000	Asia Standard International Group Ltd.	30,645
226,000	China Resources Land Ltd.	153,032
212,290	Far East Consortium	94,463
914,000	Guangzhou Investment Co. Ltd.	182,722
159,600	HKR International Ltd.	83,883

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
56,000	Hong Kong Ferry Holdings	64,282
118,000	Hopson Development Holdings Ltd.	268,621
259,000	K Wah International Holdings Ltd.	78,502
66,000	Kowloon Development Co. Ltd.	115,770
46,000	Liu Chong Hing Investment	56,066
98,000	Midland Holdings Ltd.	56,879
67,000	Miramar Hotel & Investment	93,760
275,000	Pacific Century Premium Developments Ltd.	86,898
200,000	Silver Grant International	63,199
82,000	TAI Cheung Holdings	46,271
134,000	Tian An China Investment (b)	76,477

		1,602,545

Telecommunication Services - 0.0%#
4,000	Asia Satellite Telecommunications Holdings Ltd.	6,939
350,000	Citic 21CN Co. Ltd. (b)	46,948

		53,887

Utilities - 0.0%#
228,000	China Gas Holdings Ltd. (b)	39,405
146,000	China Power International Development Ltd.	48,489

		87,894

		6,146,117

HUNGARY - 0.1%
Consumer Discretionary - 0.0%#
15,083	Fotex Rt. (b)	213

Health Care - 0.0%#
2,000	Egis Rt.	325,829

Materials - 0.1%
21,520	BorsodChem Rt.	244,276
7,801	Tiszai Vegyi Kombinat Rt. (b)	190,550

		434,826

Utilities - 0.0%#
800	Delmagyarorszagi Aramszol	63,030

		823,898

INDONESIA - 0.3%
Banks - 0.0%#
2,409,000	Bank Pan Indonesia Tbk PT	142,593

Consumer Discrectionary - 0.0%#
713,500	Matahari Putra Prima Tbk PT	78,781
1,254,500	Ramayana Lestari Sentosa Tbk PT	129,948

		208,729

Consumer Staples - 0.1%
135,000	Astra Agro Lestari Tbk PT	101,423
2,397,500	Indofood Sukses Makmur Tbk PT	308,386

		409,809

Energy - 0.0%#
314,500	Apexindo Pratama Duta PT	57,279
130,000	Medco Energi Internasional Tbk PT	71,030

		128,309

Health Care - 0.0%#
1,219,500	Kalbe Farma Tbk PT	211,001
102,500	Tempo Scan Pacific Tbk PT	83,423

		294,424

Industrials - 0.1%
857,000	Berlian Laju Tanker Tbk PT	159,986
596,000	United Tractors Tbk PT	369,744

		529,730

Materials - 0.1%
317,500	Indocement Tunggal Prakarsa Tbk PT (b)	180,706
86,500	Semen Gresik Persero Tbk PT	269,789

		450,495

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Real Estate - 0.0%#
433,500	Lippo Karawaci Tbk PT	96,224

		2,260,313

IRELAND - 0.4%
Consumer Discrectionary - 0.1%
5,961	Abbey Plc	83,101
6,560	McInerney Holdings Plc	107,176
9,316	Paddy Power Plc	165,719

		355,996

Consumer Staples - 0.2%
78,374	Fyffes Plc	213,575
34,445	Glanbia Plc	112,986
39,757	Greencore Group Plc	203,139
25,432	IAWS Group Plc	452,722

		982,422

Energy - 0.0%#
40,375	Dragon Oil Plc (b)	146,700

Health Care - 0.0%#
48,753	United Drug Plc	230,037

Industrials - 0.1%
19,916	DCC Plc	483,679
3,409	Irish Continental Group Plc (b)	49,459

		533,138

Insurance - 0.0%#
2,940	FBD Holdings Plc	140,947

Materials - 0.0%#
126,231	Kenmare Resources Plc (b)	105,108

		2,494,348

ISRAEL - 0.5%
Banks - 0.0%#
27,109	First International Bank of Israel Ltd. (b)	71,871
16,189	Union Bank of Israel (b)	92,958

		164,829

Consumer Discrectionary - 0.0%#
10,202	Azorim-Investment Development & Construction Co. Ltd.	141,544
13,567	Delek Automotive Systems Ltd.	85,350
3,086	Matav-Cable Systems Media Ltd. (b)	23,126
7,272	Suny Electronic, Inc. Ltd.	28,205

		278,225

Consumer Staples - 0.1%
7,287	Blue Square Chain Investments and Properties Ltd. (b)	75,130
6,797	Blue Square-Israel Ltd.	80,135
19,563	Frutarom	149,004
50,253	Super-Sol Ltd. (b)	150,725

		454,994

Diversified Financials - 0.0%#
10,253	Elron Electronic Industries	115,755

Energy - 0.0%#
128,917	Delek Drilling LP (b)	50,433

Industrials - 0.1%
40,000	Clal Industries and Investments	215,845
1,283	Electra (Israel) Ltd. (b)	126,124
2,757	FMS Enterprises Migun Ltd.	123,053
51,102	Housing & Construction Holdings Ltd. (b)	44,784
17,080	Ormat Industries	162,414
4,294	Tadiran Communications Ltd.	147,861

		820,081

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Information Technology - 0.2%
14,254	Alvarion Ltd. (b)	119,860
11,336	AudioCodes Ltd. (b)	157,024
5,206	Ituran Location and Control Ltd.	88,215
8,146	Nice Systems Ltd. (b)	427,206
4,257	Orckit Communications Ltd. (b)	67,479
5,150	RADVision Ltd. (b)	91,817
7,800	Retalix Ltd. (b)	195,653
15,819	Scailex Corp. Ltd. (b)	99,906

		1,247,160

Materials - 0.0%#
5,109	Israel Petrochemical Enterprises Ltd.	38,674
10,291	Israel Salt Industries Ltd.	62,835

		101,509

Real Estate - 0.1%
31,823	Aloni Hetz Properties & Investments Ltd.	127,193
5,168	Elbit Medical Imaging Ltd. (b)	118,445
52,358	Industrial Buildings Corp.	100,895
1,051	Property & Building Corp.	142,088

		488,621

		3,721,607

ITALY - 0.8%
Banks - 0.1%
6,895	Banca Popolare dell’Etruria e del Lazio	142,834
10,603	Banco di Desio e della Brianza SpA	93,638
11,238	Credito Artigiano SpA	48,595
3,081	Credito Bergamasco SpA	110,702
20,492	Piccolo Credito Valtellinese Scarl	304,547

		700,316

Consumer Discrectionary - 0.2%
11,767	Benetton Group SpA	179,183
6,562	Brembo SpA	67,388
10,024	Caltagirone Editore SpA	93,330
5,000	De Longhi SpA	18,293
37,780	IMMSI SpA	121,065
3,165	Mariella Burani SpA	80,019
10,871	Marzotto SpA	50,780
4,812	Sogefi SpA	36,729
8,578	Stefanel SpA	44,912
2,530	Tod’s SpA	199,843
10,871	Valentino Fashion Group SpA (b)	352,474

		1,244,016

Consumer Staples - 0.0%#
10,587	Cremonini SpA	31,388

Diversified Financials - 0.1%
47,864	Banca Finnat Euramerica SpA	69,926
13,083	Banca Intermobiliare SpA	151,934
16,395	Banco Profilo SpA	57,191
6,000	Meliorbanca SpA	27,894

		306,945

Energy - 0.0%#
8,988	Navigazione Montanari SpA	43,997
15,524	Premuda SpA	32,335
3,079	Socotherm SpA	56,675

		133,007

Health Care - 0.1%
1,500	Amplifon SpA	137,957
21,864	Recordati SpA	169,916
45,647	Sorin SpA (b)	91,681

		399,554

Industrials - 0.1%
15,047	Alitalia Spa (b)	20,312
11,747	Astaldi SpA	88,476

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
2,543	Fiera Milano SpA	27,944
12,205	Gewiss SpA	99,163
4,901	Danieli & Co. SpA	58,554
55,550	Gemina SpA (b)	206,392
2,618	GranitiFiandre SpA	28,240
29,000	Impregilo SpA (b)	123,937
6,000	Interpump SpA	52,836
4,609	Permasteelisa SpA	88,035
5,718	Vianini Lavori SpA	75,673

		869,562

Information Technology - 0.1%
4,260	Esprinet SpA	93,247
1,068	SAES Getters SpA	37,188
333,382	Telecom Italia Media SpA	158,144
60,560	Tiscali SpA (b)	222,332

		510,911

Insurance - 0.0%#
3,739	Ergo Previdenza SpA	24,907
45,883	Premafin Finanziaria SpA	122,140
3,570	Vittoria Assicurazioni SpA	51,120

		198,167

Materials - 0.1%
4,551	Caltagirone SpA	50,756
15,854	Cementir SpA	128,210
52,101	Reno de Medici SpA (b)	50,810
59,445	SMI-Societa Metallurgica Italiana SpA (b)	31,048
12,888	Sol SpA	73,900

		334,724

Real Estate - 0.0%#
12,141	Aedes SpA	93,435
18,894	Risanamento SpA	136,346

		229,781

Utilities - 0.0%#
4,493	Acegas-APS SpA	41,266
37,393	AEM Torino SpA	97,889
35,827	Amga SpA	79,009

		218,164

		5,176,535

JAPAN - 9.8%
Banks - 0.6%
35,000	Akita Bank Ltd. (The)	203,179
30,000	Aomori Bank Ltd. (The)	126,466
2,600	Bank of Okinawa Ltd. (The)	123,989
24,000	Bank of Saga Ltd. (The)	98,643
5,000	Bank of the Ryukyus Ltd. (b)	147,104
8,500	Chiba Kogyo Bank Ltd. (The) (b)	179,160
34,000	Chukyo Bank Ltd. (The)	125,412
28,000	Daisan Bank Ltd. (The)	98,362
21,000	Ehime Bank Ltd. (The)	75,616
32,000	Eighteenth Bank Ltd. (The)	193,914
34,000	Fukui Bank Ltd. (The)	131,384
32,000	Fukushima Bank Ltd. (The)	61,547
29,000	Higashi-Nippon Bank Ltd. (The)	152,048
49,000	Hokuetsu Bank Ltd. (The)	151,908
16,000	Kagawa Bank Ltd. (The)	105,107
1,800	Kita-Nippon Bank Ltd. (The)	101,172
82,000	Kiyo Holdings, Inc. (b) (c)	217,486
56,000	Kyushu-Shinwa Holdings, Inc. (b)	120,494
26,000	Michinoku Bank Ltd. (The)	118,965
55,000	Minato Bank Ltd. (The)	178,720
27,000	Miyazaki Bank Ltd. (The)	147,253
36	Momiji Holdings, Inc. (b)	94,849
16,000	Nagano Bank Ltd. (The)	60,563
14,000	Shikoku Bank Ltd. (The)	69,837
1,200	Shimizu Bank Ltd. (The)	59,650
21,000	Tochigi Bank Ltd. (The)	176,130
22,000	Toho Bank Ltd. (The)	119,405
13,000	Tohoku Bank Ltd. (The)	35,507

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
13,000	Tokushima Bank Ltd. (The)	106,635
18,000	Tomato Bank Ltd.	49,005
17,000	Tottori Bank Ltd. (The)	55,539
36,000	Towa Bank Ltd. (The)	93,268
24,000	Yamagata Bank Ltd. (The)	141,641

		3,919,958

Consumer Discrectionary - 2.3%
5,200	ABILIT Corp. (b)	93,620
2,040	Aeon Fantasy Co. Ltd.	85,638
3,000	Ahresty Corp.	76,406
20,000	Aichi Machine Industry Co. Ltd.	72,893
7,300	Aisan Industry Co. Ltd.	86,999
15,000	Akebono Brake Industry Co. Ltd.	165,064
5,800	Alpine Electronics, Inc.	82,519
4,600	AOKI Holdings, Inc.	94,735
35,000	Asics Corp.	426,953
41,000	Atsugi Co. Ltd.	73,815
3,600	Avex Group Holdings, Inc.	107,496
5,900	Belluna Co. Ltd.	121,249
22,000	Best Denki Co. Ltd.	99,890
4,000	Bookoff Corp.	81,851
6,300	Cecile Co. Ltd. (b)	38,619
7,500	Chiyoda Co. Ltd.	210,117
20,000	Chori Co. Ltd. (b)	43,912
9,000	Chuo Spring Co. Ltd.	55,092
48,000	Clarion Co. Ltd.	98,222
5,000	Cleanup Corp.	56,734
4,400	Corona Corp.	87,718
21,600	Culture Convenience Club Co. Ltd.	271,838
7,000	Daido Metal Co. Ltd.	60,493
7,000	Daidoh Ltd.	98,547
6,300	Daiei, Inc. (The) (b)	188,118
2,500	Daikoku Denki Co Ltd.	97,923
34,000	Daikyo, Inc. (b)	185,132
2,600	Daisyo Corp.	42,586
23,000	Daiwa Seiko, Inc. (b)	52,922
11,000	Descente Ltd.	63,083
16,900	DIA Kensetsu Co Ltd. (b)	46,753
3,150	Doshisha Co. Ltd.	73,725
2,900	Doutor Coffee Co. Ltd.	55,267
8,000	Eagle Industry Co. Ltd.	81,219
7,400	Exedy Corp.	232,661
33,000	France Bed Holdings Co. Ltd.	79,410
5,300	Fuji Co. Ltd.	86,018
9,000	Fuji Kiko Co. Ltd.	32,249
19,000	Fuji Kyuko Co. Ltd.	92,610
13,000	Fujita Kanko, Inc. (b)	94,761
5,400	Fujitsu Business Systems Ltd.	98,169
18,000	Fujitsu General Ltd. (b)	61,968
15,000	Gakken Co. Ltd.	46,634
6,240	Gigas K’s Denki Corp.	183,038
2,000	Happinet Corp.	60,422
3,400	Haruyama Trading Co Ltd.	50,015
2,900	HIS Co. Ltd.	91,688
6,000	Hitachi Powdered Metals Co. Ltd.	40,258
4,700	Homac Corp.	78,839
3,400	Impact 21 Co. Ltd.	80,025
1,600	Inaba Seisakusho Co. Ltd.	28,455
3,800	Japan General Estate Co. Ltd. (The)	71,251
8,000	Japan Vilene Co. Ltd.	58,174
12,000	Japan Wool Textile Co. Ltd. (The)	112,449
5,400	Joint Corp.	177,368
10,000	Joshin Denki Co. Ltd.	78,426
23,000	Juki Corp.	149,475
2,000	Kabuki-Za Co. Ltd.	83,432
3,200	Kadokawa Holdings, Inc.	107,355
4,400	Kahma Co. Ltd.	119,791
12,000	Kanto Auto Works Ltd.	176,525
5,000	Kato Sangyo Co. Ltd.	91,336
30,000	Kayaba Industry Co. Ltd.	122,514
2,000	Kentucky Fried Chicken Japan Ltd.	39,257
81,000	Kenwood Corp.	200,606
2,600	Kisoji Co. Ltd.	52,633
3,000	Kohnan Shoji Co. Ltd.	48,110

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
5,600	Kojima Co. Ltd.	70,575
8,000	Komatsu Seiren Co. Ltd.	34,708
3,100	Konaka Co. Ltd.	65,749
47,000	Kurabo Industries Ltd.	158,503
2,000	Kyoritsu Maintenance Co. Ltd.	79,041
13,000	Laox Co. Ltd.	54,459
2,600	Maezawa Kyuso Industries Co. Ltd.	46,239
2,900	Mars Engineering Corp.	78,444
17,000	Maruzen Co. Ltd. (b)	31,950
8,000	Matsuya Co. Ltd.	174,944
2,800	Matsuya Foods Co. Ltd.	56,804
28,000	Matsuzakaya Co. Ltd.	243,692
8,000	Mitsuba Corp.	107,847
8,000	Mitsui Home Co. Ltd.	60,493
23,000	Mizuno Corp.	171,897
8,000	MOS Food Services, Inc.	119,440
26,000	Nice Corp.	109,375
22,000	Nichimo Corp.	30,914
3,100	Nidec Copal Corp.	43,942
2,800	Nidec Tosok Corp.	39,001
2,200	Nihon Eslead Corp.	76,318
2,000	Nippon Restaurant System, Inc.	69,907
10,000	Nippon Seiki Co. Ltd.	217,363
11,400	Nishimatsuya Chain Co. Ltd.	255,803
7,900	Nissen Co. Ltd.	123,844
6,500	Nissin Kogyo Co. Ltd.	136,433
4,000	Nittan Valve Co. Ltd.	43,209
28,000	Noritake Co. Ltd.	187,380
2,200	Noritsu Koki Co. Ltd.	49,365
10,000	Pacific Industrial Co. Ltd.	63,672
17,000	PanaHome Corp.	164,528
13,000	Parco Co. Ltd.	149,221
23,000	Pentax Corp.	161,191
2,400	Piolax, Inc.	57,963
23,000	Press Kogyo Co. Ltd.	126,852
8,000	Renown, Inc. (b)	111,922
10,000	Resort Solution Co. Ltd.	49,181
5,160	Resorttrust, Inc.	178,095
27,000	Rhythm Watch Co. Ltd.	55,250
5,000	Right On Co. Ltd.	215,167
17,000	Riken Corp.	136,460
3,700	Ringer Hut Co. Ltd.	48,482
4,600	Roland Corp.	110,288
6,000	Royal Holdings Co. Ltd.	101,120
5,000	Saizeriya Co. Ltd.	75,616
32,000	Sanden Corp.	146,419
1,900	Sanei-International Co. Ltd.	97,282
10,000	Sankyo Seiko Co. Ltd.	67,273
6,000	Sanoh Industrial Co. Ltd.	57,753
9,400	Sanrio Co. Ltd.	144,222
21,000	Sanyo Shokai Ltd.	185,167
17,000	Seiko Corp.	133,474
10,000	Seiren Co. Ltd.	160,102
9,000	Senshukai Co. Ltd.	122,197
3,500	Shaddy Co. Ltd.	62,091
18,000	Shikibo Ltd.	37,307
15,000	Shiroki Corp.	50,586
2,400	Shobunsha Publications, Inc.	41,270
18,000	Shochiku Co. Ltd.	150,178
1,000	St. Marc Holdings Co. Ltd.	68,941
12,000	Suminoe Textile Co. Ltd.	53,010
13,000	T RAD Co. Ltd.	65,077
6,300	Tachi-S Co. Ltd.	72,481
6,600	Takamatsu Corp.	139,112
4,300	Tecmo Ltd.	32,968
4,000	Teikoku Piston Ring Co. Ltd.	64,497
5,800	Tenma Corp.	111,044
21,000	Toei Co. Ltd.	177,605
3,200	Tohoku Pioneer Corp.	60,001
34,000	Tokyotokeiba Co. Ltd.	136,758
8,436	Tomy Co. Ltd.	60,826
7,000	Tonichi Carlife Group, Inc.	29,201
11,000	Topre Corp.	123,848
4,500	Touei Housing Corp.	98,208
37,000	Toyo Tire & Rubber Co. Ltd.	170,922

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
4,000	Tsutsumi Jewelry Co. Ltd.	161,244
94,000	Unitika Ltd.	170,061
4,000	U-Shin Ltd.	46,827
5,500	WATAMI Co. Ltd.	85,158
4,000	Yellow Hat Ltd.	45,387
8,000	Yokohama Reito Co. Ltd.	71,594
14,000	Yomiuri Land Co. Ltd.	101,436
6,000	Yoshimoto Kogyo Co. Ltd.	172,836
27	Yoshinoya D&C Co. Ltd.	50,744
6,400	Zenrin Co. Ltd.	173,117
9,200	Zensho Co. Ltd.	298,951

		15,742,892

Consumer Staples - 0.8%
4,700	Ariake Japan Co. Ltd.	135,801
9,000	Asahi Soft Drinks Co. Ltd.	142,274
1,000	Bull-Dog Sauce Co. Ltd.	11,584
14,000	Calpis Co. Ltd.	137,584
1,100	Cawachi Ltd.	41,540
14	Coca-Cola Central Japan Co. Ltd.	132,789
3,100	Dydo Drinco, Inc.	127,414
14,900	Fuji Oil Co. Ltd.	160,299
3,600	Fujicco Co. Ltd.	46,160
23,000	Fujiya Co. Ltd. (b)	49,690
9,000	Heiwado Co. Ltd.	181,004
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	40,996
4,400	Hokuto Corp.	75,507
8,000	Inageya Co. Ltd.	63,725
2,300	Itochu-Shokuhin Co. Ltd.	97,967
32,000	Itoham Foods, Inc.	126,466
11,000	Izumiya Co. Ltd.	104,044
21,000	J-Oil Mills, Inc.	125,596
9,600	Kagome Co. Ltd.	134,391
5,000	Kameda Seika Co. Ltd.	53,616
8,000	Kasumi Co. Ltd.	54,591
2,900	KEY Coffee, Inc.	41,616
5,000	Kibun Food Chemifa Co. Ltd.	93,532
11,000	Kinki Coca-Cola Bottling Co. Ltd.	122,206
18,000	Kyokuyo Co. Ltd.	44,737
8,500	Life Corp.	145,940
3,300	Mandom Corp.	82,453
17,000	Marudai Food Co. Ltd.	43,297
27,000	Maruetsu, Inc. (The) (b)	131,129
50,000	Maruha Group, Inc.	111,536
5,000	Meito Sangyo Co. Ltd.	105,388
31,000	Mercian Corp.	97,466
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	117,595
1,680	Milbon Co. Ltd.	74,952
2,200	Ministop Co. Ltd.	50,718
21,000	Mitsui Sugar Co. Ltd.	94,059
14,000	Miyoshi Oil & Fat Co. Ltd.	33,197
43,000	Morinaga & Co. Ltd.	118,579
19,000	Morinaga Milk Industry Co Ltd.	70,750
8,000	Myojo Foods Co. Ltd.	47,635
7,000	Nagatanien Co. Ltd.	56,620
22,000	Nichiro Corp.	47,916
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	89,018
22,000	Nippon Flour Mills Co. Ltd.	112,063
17,000	Nosan Corp.	61,661
7,000	Okuwa Co. Ltd.	99,899
3,700	Olympic Corp.	32,397
2,900	Pigeon Corp.	44,188
38,000	Prima Meat Packers Ltd. (b)	60,739
5,500	Q’Sai Co. Ltd.	84,530
2,600	Riken Vitamin Co. Ltd.	65,648
2,400	Rock Field Co. Ltd.	52,062
5,000	S Foods, Inc.	48,698
9,300	Sakata Seed Corp.	135,500
1,900	Seijo Corp.	56,901
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	65,841
32,000	Showa Sangyo Co. Ltd.	96,395
33,000	Snow Brand Milk Products Co. Ltd. (b)	137,083
13,000	Starzen Co. Ltd.	37,790
4,400	Sugi Pharmacy Co. Ltd.	103,175
6,800	T Hasegawa Co. Ltd.	110,064

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
13,000	Tobu Store Co. Ltd.	38,818
10,000	Tokyu Store Chain Co. Ltd.	71,839
1,300	Tsuruha Holdings, Inc. (b)	58,341
3,300	Unimat Life Corp.	54,283
7,200	Valor Co. Ltd.	146,700
2,000	Warabeya Nichiyo Co. Ltd.	32,073
2,500	Yaoko Co. Ltd.	64,221
5,000	Yomeishu Seizo Co. Ltd.	60,554
4,500	Yonekyu Corp.	52,839

		5,847,679

Diversified Financials - 0.2%
13,000	Central Finance Co. Ltd.	124,217
7,800	Century Leasing System, Inc.	124,674
73,000	Cosmo Securities Co. Ltd.	191,692
10,000	Ichiyoshi Securities Co. Ltd.	183,112
15,000	Kosei Securities Co. Ltd.	35,832
14,000	Marusan Securities Co. Ltd.	214,429
13,000	Mito Securities Co. Ltd.	111,659
3,400	Ricoh Leasing Co. Ltd.	100,031
3,800	Sanyo Electric Credit Co. Ltd.	80,929
12,100	Shinki Co. Ltd.	98,084
50,000	Tokai Tokyo Securities Co. Ltd.	349,098
14,000	Toyo Securities Co. Ltd.	103,280

		1,717,037

Energy - 0.1%
6,400	Itochu Enex Co. Ltd.	45,584
7,000	Kanto Natural Gas Development Ltd.	60,493
14,000	Mitsuuroko Co. Ltd.	98,362
4,700	Modec, Inc.	130,022
8,000	Nippon Gas Co. Ltd.	69,556
14,000	San-Ai Oil Co. Ltd.	65,042
11,000	Sinanen Co. Ltd.	64,436

		533,495

Health Care - 0.4%
2,900	As One Corp.	83,538
4,000	ASKA Pharmaceutical Co. Ltd.	39,415
4,000	Eiken Chemical Co. Ltd.	43,771
18,000	Fuso Pharmaceutical Industries Ltd.	74,931
8,000	Hitachi Medical Corp.	96,044
1,800	Hogy Medical Co. Ltd.	95,165
15,000	Jeol Ltd.	93,137
19,000	Kaken Pharmaceutical Co. Ltd.	153,515
14,000	Mochida Pharmaceutical Co. Ltd.	134,018
1,800	Nichii Gakkan Co.	43,314
8,000	Nihon Kohden Corp.	140,517
13,000	Nikken Chemicals Co. Ltd.	40,302
8,000	Nikkiso Co. Ltd.	80,235
7,000	Nippon Chemiphar Co. Ltd. (b)	55,943
13,000	Nippon Shinyaku Co. Ltd.	114,284
10,000	Nipro Corp.	170,026
5,600	Paramount Bed Co. Ltd.	132,051
18,000	Rohto Pharmaceutical Co. Ltd.	220,366
5,600	Seikagaku Corp.	64,673
16,000	SSP Co. Ltd.	122,250
16,000	Topcon Corp.	321,785
4,000	Torii Pharmaceutical Co. Ltd.	83,959
2,000	Towa Pharmaceutical Co. Ltd.	49,093
29,000	Toyama Chemical Co. Ltd. (b)	293,400
2,800	Vital-net, Inc.	18,197
5,000	ZERIA Pharmaceutical Co. Ltd.	47,425

		2,811,354

Industrials - 2.8%
3,000	Advan Co. Ltd.	55,197
12,000	Aica Kogyo Co. Ltd.	173,890
13,200	Aichi Corp.	146,415
9,000	Airport Facilities Co. Ltd.	64,181
3,000	Alps Logistics Co. Ltd.	70,215
11,000	Amano Corp.	191,762
14,000	Ando Corp.	38,115
15,000	Asahi Diamond Industrial Co. Ltd.	141,088
2,900	Asahi Pretec Corp.	104,931

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
7,000	Asunaro Aoki Construction Co. Ltd.	64,120
18,000	Bando Chemical Industries Ltd.	85,364
38,000	BSL Corp.	66,412
8,000	Bunka Shutter Co. Ltd.	53,186
17,000	Chugai Ro Co. Ltd.	80,622
5,000	Chuo Denki Kogyo Co. Ltd.	20,946
13,000	CKD Corp.	229,482
8,000	Commuture Corp.	82,975
3,300	Cosel Co. Ltd.	153,893
9,000	Dai-Dan Co. Ltd.	67,817
17,000	Daifuku Co. Ltd.	276,204
18,000	Daihen Corp.	94,849
10,000	Daiichi Jitsugyo Co. Ltd.	57,963
5,000	Daimei Telecom Engineering Corp.	63,760
3,720	Daiseki Co. Ltd.	86,086
8,000	Daiwa Industries Ltd.	88,666
2,800	Densei-Lambda K.K.	46,329
3,000	Eneserve Corp.	44,421
23,000	Fudo Construction Co. Ltd. (b)	37,975
15,000	Fujitec Co. Ltd.	101,963
6,000	Fukuda Corp.	33,092
58,000	Furukawa Co. Ltd.	148,228
6,900	Gecoss Corp.	50,175
64,000	GS Yuasa Corp. (b)	179,862
44,000	Hanwa Co. Ltd.	209,441
7,000	Hibiya Engineering Ltd.	73,157
22,000	Hitachi Plant Technologies Ltd.	150,705
4,500	Hitachi Tool Engineering Ltd.	103,544
94,500	Hitachi Zosen Corp. (b)	150,217
4,000	Hosokawa Micron Corp.	41,242
5,000	Idec Corp.	93,971
13,000	Iino Kaiun Kaisha Ltd.	124,103
3,100	Inaba Denki Sangyo Co. Ltd.	115,979
12,000	Inabata & Co. Ltd.	112,660
41,000	Iseki & Co. Ltd.	176,437
6,000	Itoki Corp.	68,449
10,000	Iwasaki Electric Co. Ltd.	36,534
40,000	Iwatani International Corp.	155,272
9,000	J Bridge Corp. (b)	74,299
12,000	Japan Airport Terminal Co. Ltd.	139,007
3,300	Japan Cash Machine Co. Ltd.	62,600
26,000	Japan Pulp & Paper Co. Ltd.	110,517
72,000	Japan Steel Works Ltd. (The)	504,598
7,000	Japan Transcity Corp.	34,427
33,000	JFE Shoji Holdings, Inc.	162,877
7,000	Kamei Corp.	67,747
14,000	Kanagawa Chuo Kotsu Co. Ltd.	77,214
71,000	Kanematsu Corp. (b)	146,533
4,000	Katakura Industries Co. Ltd.	80,797
12,000	Keihin Co. Ltd. (The)	47,319
2,900	Kintetsu World Express, Inc.	71,440
13,000	Kioritz Corp.	54,345
15,000	Kitano Construction Corp.	50,059
14,000	Kitz Corp.	130,207
15,000	Kumagai Gumi Co. Ltd. (b)	61,388
4,700	Kuroda Electric Co. Ltd.	65,135
16,000	Kyodo Printing Co. Ltd.	76,160
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	54,997
14,000	Kyudenko Corp.	88,772
14,000	Maeda Road Construction Co. Ltd.	109,059
2,200	Maezawa Kasei Industries Co. Ltd.	44,342
18,000	Makino Milling Machine Co. Ltd.	220,682
7,000	Maruyama Manufacturing Co, Inc.	26,988
11,000	Maruzen Showa Unyu Co. Ltd.	38,739
8,000	Max Co. Ltd.	129,978
41,000	Meidensha Corp.	169,596
33,000	Mitsubishi Cable Industries Ltd.	70,426
6,000	Mitsubishi Pencil Co. Ltd.	77,039
16,000	Mitsuboshi Belting Co. Ltd.	123,093
25,000	Mitsui-Soko Co. Ltd.	146,665
6,000	Mitsumura Printing Co. Ltd.	34,251
6,100	Miura Co. Ltd.	160,717
8,000	Morita Corp.	64,778
2,100	Moshi Moshi Hotline, Inc.	83,546
18,000	Nabtesco Corp.	228,112

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
33,000	Nachi-Fujikoshi Corp.	221,420
5,300	NEC Networks & System Integration Corp.	72,100
21,000	Nichias Corp.	158,056
2,900	Nichiha Corp.	59,215
14,000	Nippo Corp.	112,871
21,000	Nippon Carbon Co. Ltd.	69,899
8,000	Nippon Densetsu Kogyo Co. Ltd.	59,228
10,000	Nippon Denwa Shisetsu Co. Ltd.	46,634
3,400	Nippon Kanzai Co. Ltd.	96,448
13,000	Nippon Koei Co. Ltd.	51,377
10,000	Nippon Konpo Unyu Soko Co. Ltd.	148,070
247	Nippon Parking Development Co. Ltd.	58,244
18,000	Nippon Road Co. Ltd. (The)	50,586
29,000	Nippon Sharyo Ltd.	75,133
14,000	Nippon Signal Co. Ltd.	131,313
16,000	Nippon Thompson Co. Ltd.	193,773
6,800	Nissei Corp.	93,163
8,000	Nissha Printing Co. Ltd.	323,892
17,000	Nissin Corp.	64,199
13,000	Nissin Electric Co. Ltd.	69,644
5,000	Nitta Corp.	88,702
55,000	Nitto Boseki Co. Ltd.	215,431
7,900	Nitto Kogyo Corp.	152,984
4,400	Nitto Kohki Co. Ltd.	115,154
10,000	Nomura Co. Ltd.	65,428
9,000	Noritz Corp.	174,285
3,360	Oiles Corp.	75,099
17,000	Okamura Corp.	171,844
28,000	Okuma Holdings, Inc.	379,924
4,000	Onoken Co. Ltd.	67,554
10,000	Organo Corp.	98,011
4,600	Oyo Corp.	58,861
3,400	Patlite Corp.	37,205
70,000	Penta-Ocean Construction Co. Ltd. (b)	135,863
9,500	Raito Kogyo Co. Ltd.	40,047
28,000	Ryobi Ltd.	208,528
6,000	Sanix, Inc. (b)	28,402
15,000	Sanki Engineering Co. Ltd.	123,567
60,000	Sankyo-Tateyama Holdings, Inc.	147,543
36,000	Sankyu, Inc.	200,132
9,000	Sanyo Denki Co. Ltd.	69,161
18,000	Sasebo Heavy Industries Co. Ltd. (b)	41,417
5,300	Sato Corp.	128,701
3,000	Sato Shoji Corp.	40,548
1,600	Secom Joshinetsu Co. Ltd.	39,485
2,500	Secom Techno Service Co. Ltd.	112,853
9,000	Sekisui Jushi Corp.	76,195
16,000	Senko Co. Ltd.	56,628
5,000	Shibaura Mechatronics Corp.	53,880
13,000	Shibusawa Warehouse Co. Ltd. (The)	69,872
5,100	Shibuya Kogyo Co. Ltd.	48,597
5,300	Shima Seiki Manufacturing Ltd.	133,123
9,000	Shin-Keisei Electric Railway Co. Ltd.	36,280
22,000	Shinko Electric Co. Ltd.	110,324
8,000	Shin-Kobe Electric Machinery Co. Ltd.	50,375
20,000	Shinmaywa Industries Ltd.	119,791
27,000	Shinwa Kaiun Kaisha Ltd.	77,539
4,900	Sho-Bond Corp.	49,273
5,000	Showa Aircraft Industry Co. Ltd.	84,749
12,000	Sintokogio Ltd.	182,953
8,000	Sodick Co. Ltd.	123,655
28,000	Sumitomo Coal Mining Co. Ltd. (b)	55,083
9,200	Sumitomo Mitsui Construction Co. Ltd. (b)	40,884
31,000	SWCC Showa Holdings Co. Ltd.	55,267
23,000	Tadano Ltd.	206,437
8,000	Taihei Dengyo Kaisha Ltd.	71,945
14,000	Taihei Kogyo Co. Ltd.	48,197
3,800	Taiho Kogyo Co. Ltd.	52,095
7,000	Taikisha Ltd.	119,510
2,700	Takano Co. Ltd.	67,936
23,000	Takara Standard Co. Ltd.	155,535
16,000	Takasago Thermal Engineering Co. Ltd.	159,628
3,000	Takigami Steel Construction Co. Ltd. (The)	22,606
16,000	Takuma Co. Ltd.	135,599
29,000	Tekken Corp.	65,200

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
35,000	Toa Corp.	64,550
25,000	Tobishima Corp. (b)	25,030
3,000	Tocalo Co. Ltd.	111,448
21,000	Toenec Corp.	104,018
6,000	Tokyo Energy & Systems, Inc.	57,700
14,000	Tokyo Kikai Seisakusho Ltd.	59,017
9,000	Tokyo Leasing Co. Ltd.	146,226
17,000	Tonami Transportation Co. Ltd.	50,314
17,000	Toshiba Plant Systems & Services Corp.	110,034
11,000	Tosho Printing Co. Ltd.	51,684
36,000	Toyo Construction Co. Ltd. (b)	56,277
13,000	Toyo Engineering Corp.	78,321
4,800	Trusco Nakayama Corp.	111,922
8,500	Tsubaki Nakashima Co. Ltd.	175,800
37,000	Tsubakimoto Chain Co.	267,431
18,000	Tsugami Corp.	146,858
10,000	Tsukishima Kikai Co. Ltd.	130,066
5,000	Tsurumi Manufacturing Co. Ltd.	62,574
9,000	Uchida Yoko Co. Ltd.	61,652
4,000	UFJ Central Leasing Co. Ltd.	248,716
2,500	Union Tool Co.	162,034
23,000	Wakachiku Construction Co. Ltd.	51,710
7,000	Yahagi Construction Co. Ltd.	37,808
10,000	Yamazen Corp.	75,089
5,000	Yasuda Warehouse Co. Ltd. (The)	55,987
7,000	Yondenko Corp.	44,816
31,000	Yuasa Trading Co. Ltd. (b)	72,964
15,000	Yurtec Corp.	90,238
2,400	Yushin Precision Equipment Co. Ltd.	46,265

		19,158,043

Information Technology - 1.2%
2,600	Aiphone Co. Ltd.	45,896
11,900	Allied Telesis Holdings K.K. (b)	45,044
1,900	Alpha Systems, Inc.	56,734
24,000	Anritsu Corp.	159,768
2,100	AOI Electronic Co. Ltd.	48,874
2,700	Arisawa Manufacturing Co. Ltd.	66,750
3,600	CAC Corp.	41,860
5,000	Canon Electronics, Inc.	201,115
7,000	Canon Finetech, Inc.	138,629
9,800	Capcom Co. Ltd.	101,559
6,000	CMK Corp.	108,023
2,500	Daiwabo Information System Co. Ltd.	44,900
17,000	Denki Kogyo Co. Ltd.	181,847
6,400	Dodwell BMS Ltd.	54,352
1,700	DTS Corp.	62,258
400	eAccess Ltd.	276,116
2,700	Eizo Nanao Corp.	92,004
4,300	Enplas Corp.	94,410
8,000	Epson Toyocom Corp. (b)	76,793
4,000	ESPEC Corp.	65,446
22,000	FDK Corp. (b)	43,859
4,800	Fujitsu Access Ltd. (b)	34,947
4,000	Fujitsu Devices, Inc.	64,111
3,700	Fujitsu Frontech Ltd.	36,394
2,900	Hakuto Co. Ltd.	43,653
5,700	Hitachi Information Systems Ltd.	133,158
13,000	Hitachi Kokusai Electric, Inc.	159,838
4,000	Hitachi Systems & Services Ltd.	103,280
6,000	Horiba Ltd.	199,183
15,700	Hosiden Corp.	183,384
1,900	Icom, Inc.	65,411
9,500	Ines Corp. (b)	68,414
3,000	Information Services International-Dentsu Ltd.	36,280
6,000	Intec, Inc.	91,898
1,451	Invoice, Inc.	59,638
21,000	Iwatsu Electric Co. Ltd. (b)	50,349
4,500	Japan Digital Laboratory Co. Ltd.	59,557
21,000	Japan Radio Co. Ltd. (b)	65,657
4,900	JBCC Holdings, Inc.	49,273
4,800	Kaga Electronics Co. Ltd.	125,412
7,300	Koa Corp.	111,874
5,300	Komatsu Electronic Metals Co. Ltd.	146,156
3,950	Konami Corp.	101,122

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
9,000	Kyoden Co. Ltd.	55,329
2,500	Macnica, Inc.	70,259
4,900	Marubun Corp.	74,964
1,900	Maruwa Co Ltd.	51,394
3,500	Megachips Corp. (b)	63,167
800	Mimasu Semiconductor Industry Co. Ltd.	17,986
4,000	Mitsui High-Tec, Inc.	50,446
16,700	Mitsumi Electric Co. Ltd.	235,104
2,600	NEC Fielding Ltd.	42,517
2,600	NEC Mobiling Ltd.	52,861
12,000	NEC Tokin Corp.	85,575
22	Netmarks, Inc.	30,914
5,000	New Japan Radio Co. Ltd.	36,974
3,900	Nihon Dempa Kogyo Co. Ltd.	166,803
6,000	Nihon Inter Electronics Corp.	52,220
3,000	Nippon Ceramic Co. Ltd.	43,947
27,000	Nippon Chemi-Con Corp.	202,029
5,300	Nippon System Development Co. Ltd.	198,287
81	NIWS Co. HQ Ltd.	88,921
7,000	Nohmi Bosai Ltd.	60,739
5,000	Origin Electric Co. Ltd.	32,231
6,000	Osaki Electric Co. Ltd.	62,917
5,000	Ricoh Elemex Corp.	54,011
2,200	Roland DG Corp.	61,055
7,000	Ryoden Trading Co. Ltd.	63,259
7,200	Ryosan Co. Ltd.	209,933
6,700	Ryoyo Electro Corp.	94,264
6,000	Sanshin Electronics Co. Ltd.	73,034
3,000	Satori Electric Co. Ltd.	63,101
13,000	Shindengen Electric Manufacturing Co. Ltd.	79,006
3,800	Shinkawa Ltd.	96,448
4,000	Shinko Shoji Co. Ltd.	62,741
9,000	SMK Corp.	65,367
11,000	Star Micronics Co. Ltd.	237,650
3,300	Sumida Corp.	77,816
6,000	Suntelephone Co. Ltd.	57,331
5,000	Tachibana Eletech Co. Ltd.	57,524
12,000	Tamura Corp.	57,331
11,000	Tamura Taiko Holdings, Inc.	58,060
27,000	Teac Corp. (b)	41,259
8,000	Teikoku Tsushin Kogyo Co. Ltd.	49,111
5,600	TKC Corp.	120,494
17,000	Toko, Inc.	66,140
15	Tokyo Electron Device Ltd.	37,940
1,600	Tomen Electronics Corp.	39,766
23,000	Toshiba Ceramics Co. Ltd.	90,897
7,200	Toyo Corp.	108,381
4,600	Trans Cosmos, Inc.	130,084
9,000	Uniden Corp.	141,958
3,100	Yamaichi Electronics Co. Ltd.	40,865
3,700	Yokowo Co. Ltd.	54,169
4,200	Zuken, Inc.	48,247

		8,208,052

Insurance - 0.0%#
29,000	Nisshin Fire & Marine Insurance Co. Ltd. (The)	140,842

Materials - 1.1%
22,000	Achilles Corp.	46,564
12,000	Asahi Organic Chemicals Industry Co. Ltd.	51,113
14,000	Chuetsu Pulp & Paper Co. Ltd.	38,607
8,000	Chugoku Marine Paints Ltd.	51,500
23,000	Dai Nippon Toryo Co. Ltd.	45,247
23,000	Daiken Corp.	90,089
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	90,774
13,000	Daiso Co. Ltd.	50,121
2,900	FP Corp.	106,459
27,000	Godo Steel Ltd.	181,636
8,000	Gun-Ei Chemical Industry Co. Ltd.	32,600
12,000	Hodogaya Chemical Co. Ltd.	64,603
28,000	Hokuetsu Paper Mills Ltd.	160,576
56,000	Ishihara Sangyo Kaisha Ltd. (b)	110,166
5,200	JSP Corp.	57,999
9,000	Koatsu Gas Kogyo Co. Ltd.	60,308
14,000	Krosaki Harima Corp. (b)	76,477

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
34,000	Kureha Corp.	190,805
17,000	Kurimoto Ltd.	61,511
69,000	Mitsubishi Paper Mills Ltd. (b)	146,041
39,000	Mitsubishi Plastics, Inc.	137,689
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	116,032
30,000	Mitsui Mining Co. Ltd. (b)	71,400
21,000	Nakayama Steel Works Ltd.	103,465
5,000	Neturen Co. Ltd.	61,037
9,000	Nichia Steel Works Ltd.	49,163
10,000	Nifco, Inc.	207,263
11,000	Nihon Parkerizing Co. Ltd.	199,491
15,000	Nihon Yamamura Glass Co. Ltd.	53,221
16,000	Nippon Chemical Industrial Co. Ltd.	49,743
13,000	Nippon Denko Co. Ltd.	45,782
15,000	Nippon Kasei Chemical Co. Ltd. (b)	40,311
30,000	Nippon Metal Industry Co. Ltd.	67,975
31,000	Nippon Soda Co. Ltd. (b)	150,828
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	83,942
20,000	Nippon Yakin Kogyo Co. Ltd.	100,821
10,000	Nittetsu Mining Co. Ltd.	83,432
34,000	NOF Corp.	214,693
13,000	Okamoto Industries, Inc.	56,628
7,000	Okura Industrial Co. Ltd.	41,189
5,500	Osaka Steel Co. Ltd.	113,753
34,000	Pacific Metals Co. Ltd.	220,366
9,000	Riken Technos Corp.	44,184
119,000	S Science Co. Ltd.	53,300
23,000	Sakai Chemical Industry Co. Ltd.	125,034
11,000	Sakata INX Corp.	57,191
20,000	Sanyo Chemical Industries Ltd.	178,281
31,000	Sanyo Special Steel Co. Ltd.	302,472
19,000	Sekisui Plastics Co. Ltd.	76,924
12,000	Shin-Etsu Polymer Co. Ltd.	206,982
10,000	Shinagawa Refractories Co. Ltd.	49,181
5,000	ST Chemical Co. Ltd.	78,865
2,000	Stella Chemifa Corp.	118,737
65,000	Sumitomo Light Metal Industries Ltd.	163,264
3,000	Sumitomo Titanium Corp.	590,700
16,000	Takasago International Corp.	84,872
11,000	Takiron Co. Ltd.	47,047
24,000	Toho Tenax Co. Ltd. (b)	223,212
23,000	Toho Zinc Co. Ltd.	219,769
35,000	Tokai Carbon Co. Ltd.	217,934
8,000	Tokushu Paper Manufacturing Co. Ltd.	46,300
21,000	Tokyo Rope Manufacturing Co. Ltd.	52,562
15,000	Tomoku Co. Ltd.	42,287
38,000	Topy Industries Ltd.	165,863
13,000	Toyo Kohan Co. Ltd.	56,743
15,000	Ube Material Industries Ltd.	51,904
7,000	Wood One Co. Ltd.	49,857
9,000	Yamato Kogyo Co. Ltd.	194,441
3,000	Yushiro Chemical Industry Co. Ltd.	81,149

		7,560,475

Real Estate - 0.2%
13,000	Daibiru Corp.	164,519
21,000	Daiwa Kosho Lease Co. Ltd.	150,678
8,000	Keihanshin Real Estate Co. Ltd.	67,097
4,800	Meiwa Estate Co. Ltd.	93,585
1,300	Nisshin Fudosan Co. Ltd.	19,044
9,000	Sankei Building Co. Ltd. (The)	75,958
1,400	Suruga Corp.	97,870
2,200	Tachihi Enterprise Co. Ltd.	111,869
16,400	TOC Co. Ltd.	97,941
9,000	Toho Real Estate Co. Ltd.	69,714
11,000	Tokyo Rakutenchi Co. Ltd.	58,833
2,300	Tokyu Community Corp.	71,102
1,300	Tokyu Livable, Inc.	80,262
16,000	Towa Real Estate Development Co. Ltd. (b)	128,854
9,000	Yuraku Real Estate Co. Ltd.	59,834

		1,347,160

Telecommunication Services - 0.0%#
36	JSAT Corp.	106,231

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Utilities - 0.1%
2,600	Okinawa Electric Power Co., Inc. (The)	167,830
65,000	Saibu Gas Co. Ltd.	153,559
10,000	Shizuoka Gas Co. Ltd.	85,101
13,000	Tokai Corp.	82,317

		488,807

		67,582,025

MALAYSIA - 0.6%
Banks - 0.0%#
305,000	Malaysian Industrial Dev Finance	91,710

Consumer Discrectionary - 0.1%
44,800	Aeon Co. (M) Berhad	76,006
45,800	Amway (Malaysia) Holding Berhad	80,861
301,700	DRB-Hicom Berhad	150,642
67,600	Edaran Otomobil Nasional Berhad	64,150
131,400	Lion Diversified Holdings Berhad	170,367
210,800	TAN Chong Motor Holdings Berhad	92,461

		634,487

Consumer Staples - 0.1%
193,400	Asiatic Development Berhad	171,793
114,600	Carlsberg Brewery Malaysia Berhad	175,457
76,900	Guinness Anchor Berhad	121,979
58,300	United Plantations Berhad	136,703

		605,932

Diversified Financials - 0.0%#
150,000	Mulpha International Berhad (b)	36,828
100,000	OSK Holdings Berhad	37,517
508,200	TA Enterprise Berhad	103,743

		178,088

Energy - 0.0%#
260,900	Scomi Group Berhad	91,405

Health Care - 0.0%#
43,200	Top Glove Corp. Berhad	117,981

Industrials - 0.2%
185,600	Boustead Holdings Berhad	100,864
30,500	Hume Industries-Malaysia Berhad	27,092
168,000	Lingkaran Trans Kota Holdings Berhad	132,083
135,100	Malayasian Bulk Carriers Berhad	81,246
362,200	MTD Infraperdana Berhad	133,889
58,700	NCB Holdings Berhad	42,102
212,500	POS Malaysia & Services Holdings Berhad	263,793
143,700	Ranhill Berhad	52,723
356,700	Road Builder (M) Holdings Berhad	221,400
79,200	Tronoh Consolidated (M) Berhad	98,317
359,000	UEM World Berhad	135,677

		1,289,186

Information Technology - 0.0%#
99,300	Uchi Technologies Berhad	87,658

Insurance - 0.0%#
25,800	Pacificmas Berhad	41,636

Materials - 0.1%
29,400	Batu Kawan Berherd	63,261
129,300	Lafarge Malayan Cement Berhad	29,427
220,800	Lion Industries Corp. Berhad	57,865
42,800	Malaysian Oxygen Berhad	147,586
43,000	Ta Ann Holdings Berhad	78,883

		377,022

Real Estate - 0.1%
194,400	Bandar Raya Developments Berhad	80,978
577,200	IGB Corp. Berhad	230,880
223,000	Island & Peninsular Berhad	85,509
180,000	KLCC Property Holdings Berhad	104,276
199,600	MK Land Holdings Berhad	44,876
59,800	Sunway City Berhad	28,209

		574,728

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Telecommunication Services - 0.0%#
337,800	Time dotCom Berhad (b)	76,879

Utilities - 0.0%#
124,100	Puncak Niaga Holding Berhad	91,406
115,200	Sarawak Enterprise Corp.	42,266

		133,672

		4,300,384

MEXICO - 0.7%
Consumer Discrectionary - 0.3%
96,600	Consorcio ARA SA de CV	511,476
107,708	Corp. Interamericana de Entretenimiento SA (b)	204,370
244,000	Corporacion GEO SA de CV (b)	914,711
254,600	TV Azteca SA de CV	158,270

		1,788,827

Consumer Staples - 0.2%
184,000	Controladora Comercial Mexicana SA de CV	312,555
147,000	Embotelladoras Arca SA de CV	384,385
76,900	Gruma SA de CV	239,715
88,800	Grupo Continental SA	169,617
57,500	Grupo Industrial Maseca SA de CV	36,316

		1,142,588

Industrials - 0.1%
123,850	Empresas ICA Sociedad Controladora SA de CV (b)	386,070
163,500	Grupo Aeroportuario del Sureste SA de CV	633,761

		1,019,831

Materials - 0.1%
120,492	Grupo Cementos de Chihuahua SA de CV	391,932
138,400	Industrias CH SA - Series B (b)	380,155
99,800	Vitro SA de CV (b)	92,879

		864,966

Telecommunication Services - 0.0%#
14,600	Grupo Iuscaell SA de CV (b)	38,850

		4,855,062

NETHERLANDS - 1.2%
Consumer Discrectionary - 0.1%
900	Beter Bed Holding NV	56,364
903	Gamma Holding NV	49,272
5,700	Jetix Europe NV (b)	130,879
935	Macintosh Retail Group NV	97,907
2,269	Telegraaf Media Groep NV	62,977
2,140	Ten Cate NV	62,366
2,752	Wegener NV	52,079

		511,844

Consumer Staples - 0.1%
1,040	Grolsch NV	38,575
11,965	Laurus NV (b)	52,380
5,819	Nutreco Holding NV	344,894
3,358	Sligro Food Group NV	176,322

		612,171

Diversified Financials - 0.0%#
1,128	KAS Bank NV	31,621
5,529	Van der Moolen Holding NV	52,943

		84,564

Health Care - 0.2%
7,501	Crucell NV (b)	204,975
3,084	Crucell NV (b)	84,171
3,396	OPG Groep NV	321,760
14,105	Pharming Group NV (b)	65,663
29,050	Qiagen NV (b)	431,000

		1,107,569

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Industrials - 0.7%
5,324	Aalberts Industries NV	433,905
1,946	Arcadis NV	92,360
1,617	Athlon Holding NV (b)	61,017
5,006	Boskalis Westminster	390,304
4,451	Brunel International	168,462
29,395	Buhrmann NV	569,995
3,048	Draka Holding (b)	58,834
1,590	Eriks Group NV	86,156
152,816	Hagemeyer NV (b)	830,941
4,045	Heijmans NV	193,768
5,425	Imtech NV	298,682
2,480	Koninklijke BAM Groep NV	266,416
6,156	Koninklijke Vopak NV	240,216
8,090	Stork NV	479,497
4,578	USG People NV	394,476
4,555	Univar NV	253,541

		4,818,570

Information Technology - 0.1%
11,552	ASM International NV (b)	227,356
3,556	Exact Holding NV	126,513
26,383	Getronics NV	319,203
18,340	OCE NV	305,420
3,476	Ordina NV	82,050
642	TKH Group NV	43,251

		1,103,793

		8,238,511

NEW ZEALAND - 0.1%
Consumer Discrectionary - 0.0%#
29,000	Fisher & Paykel Appliances Holdings Ltd.	85,752
34,146	Warehouse Group Ltd.	84,395

		170,147

Consumer Staples - 0.0%#
15,128	Sanford Ltd.	47,341

Energy - 0.1%
47,940	New Zealand Refining Co. Ltd. (The)	200,541

Health Care - 0.0%#
15,246	Ryman Healthcare Ltd.	71,566

Industrials - 0.0%#
23,220	Port of Tauranga Ltd.	77,410
19,443	Waste Management NZ Ltd.	106,789

		184,199

Insurance - 0.0%#
49,390	Tower Ltd. (b)	85,481

Materials - 0.0%#
15,860	Nuplex Industries Ltd.	63,813
16,969	Steel & Tube Holdings Ltd.	52,019
16,541	Tenon Ltd. (b)	38,558

		154,390

		913,665

NORWAY - 0.6%
Banks - 0.0%#
7,000	Sparebanken Midt-Norge	89,697

Consumer Discrectionary - 0.0%#
4,000	Expert ASA	56,121

Consumer Staples - 0.0%#
114,000	Fjord Seafood ASA (b)	155,323
4,300	Leroy Seafood Group ASA	85,788
5,000	Rieber & Son ASA	42,172

		283,283

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Diversified Financials - 0.1%
31,000	Acta Holding ASA	139,785
7,600	Aktiv Kapital ASA	147,311

		287,096

Energy - 0.3%
1,150	Bonheur A/S	162,282
34,212	DET Norske Oljeselskap	352,375
5,000	DOF ASA (b)	38,036
3,400	Farstad Shipping A/S	58,871
1,625	Ganger Rolf A/S	199,000
37,000	Ocean RIG ASA (b)	294,070
4,000	ProSafe ASA	237,462
9,500	Sinvest ASA (b)	195,310
3,800	Solstad Offshore ASA	69,033
5,200	TGS Nopec Geophysical Co. ASA (b)	349,186

		1,955,625

Industrials - 0.1%
1,500	Kongsberg Gruppen ASA	35,279
3,050	Odfjell ASA - Class A	49,471
24,200	Tomra Systems ASA	240,422
3,000	Veidekke ASA	122,624

		447,796

Information Technology - 0.1%
13,800	EDB Business Partner ASA	127,587
5,000	Eltek ASA (b)	79,884
34,000	Fast Search & Transfer ASA (b)	118,017
13,600	Tandberg Television ASA (b)	273,535
6,400	Visma ASA	139,882

		738,905

		3,858,523

PHILLIPINES - 0.1%
Banks - 0.0%#
66,200	Philippine National Bank (b)	42,833

Consumer Discrectionary - 0.0%#
40,000	Jollibee Foods Corp.	27,426

Consumer Staples - 0.0%#
273,815	Universal Robina Corp.	120,315

Energy - 0.0%#
1,228,000	Petron Corp.	99,616

Industrials - 0.1%
635,000	Aboitiz Equity Ventures, Inc.	67,455
513,000	International Container Term Services, Inc.	121,376

		188,831

Real Estate - 0.0%#
1,727,500	Filinvest Land, Inc. (b)	46,712
1,794,000	Megaworld Corp.	49,896

		96,608

Utilities - 0.0%#
160,700	First Philippine Holdings Corp.	138,120

		713,749

POLAND - 0.3%
Banks - 0.0%#
93,729	Getin Holding SA (b)	285,471

Consumer Discrectionary - 0.1%
4,164	Debica	91,964
350	LPP SA (b)	83,227
18,538	Orbis SA	278,985
2,213	Polimex Mostostal Siedlce SA (b)	65,599

		519,775

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Health Care - 0.0%#
6,186	Farmacol SA (b)	94,707
3,298	Polska Grupa Farmaceutyczna SA	71,656

		166,363

Industrials - 0.0%#
7,041	Budimex SA (b)	128,439
10,615	Cersanit Krasnystaw SA (b)	61,894

		190,333

Information Technology - 0.1%
7,087	Prokom Software SA	340,510
5,329	Softbank SA (b)	64,575

		405,085

Materials - 0.1%
3,767	Grupa Kety SA	171,791
1,818	Impexmetal SA	80,243
933	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	72,789

		324,823

Real Estate - 0.0%#
2,800	Echo Investment S.A. (b)	243,526

Telecommunication Services - 0.0%#
90,939	Netia SA	167,369

		2,302,745

PORTUGAL - 0.1%
Banks - 0.0%#
15,690	Finibanco Holding SGPS SA	49,289

Consumer Discrectionary - 0.0%#
4,016	Impresa SGPS (b)	25,738

Consumer Staples - 0.0%#
6,200	Jeronimo Martins	111,854

Industrials - 0.0%#
12,446	Mota Engil SGPS SA	68,618
37,560	Teixeira Duarte - Engenharia Construcoes SA	80,556

		149,174

Materials - 0.1%
3,088	Gescartao SGPS SA (b)	62,957
9,879	Semapa-Sociedade de Investimento e Gestao	110,675

		173,632

Telecommunication Services - 0.0%#
12,438	SONAECOM - SGPS SA (b)	66,690

		576,377

SINGAPORE - 0.4%
Consumer Discrectionary - 0.1%
46,000	Hotel Properties Ltd.	54,703
85,000	Metro Holdings Ltd.	49,465
58,000	Osim International Ltd.	66,405
87,000	Raffles Education Corp. Ltd.	137,580
143,000	Raffles Holdings Ltd.	62,866
11,000	Robinson & Co. Ltd.	43,140

		414,159

Consumer Staples - 0.0%#
11,000	Cerebos Pacific Ltd.	21,013
61,000	Singapore Food Industries Ltd.	42,058

		63,071

Diversified Financials - 0.0%#
35,000	Hong Leong Finance Ltd.	81,473
63,000	Kim Eng Holdings Ltd.	56,190
94,000	UOB-Kay Hian Holdings Ltd.	80,865

		218,528

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Energy - 0.0%#
257,000	K1 Ventures Ltd. (b)	64,213

Health Care - 0.0%#
125,000	Parkway Holdings Ltd.	206,370

Industrials - 0.1%
177,000	Chuan Hup Holdings Ltd.	38,067
27,000	Goodpack Ltd.	32,450
99,000	Hi-P International Ltd.	73,895
63,000	Hong Leong Asia Ltd.	66,949
56,000	Hwa Hong Corp. Ltd.	22,671
73,000	Jaya Holdings Ltd.	65,108
97,000	Labroy Marine Ltd.	92,036
43,000	SBS Transit Ltd.	65,551
67,140	SembCorp Logistics Ltd.	76,020
59,000	Straits Trading Co. Ltd.	122,411
18,000	United Engineers Ltd.	23,227

		678,385

Information Technology - 0.1%
15,550	Creative Technology Ltd.	101,313
35,000	Datacraft Asia Ltd. (b)	41,300
105,000	GES International Ltd.	65,754
28,000	IDT Holdings Singapore Ltd.	16,383
65,000	Jurong Technologies Industrial Corp. Ltd.	66,196
47,500	Unisteel Technology Ltd.	60,393
212,000	United Test and Assembly Center Ltd. (b)	138,124
20,000	WBL Corp. Ltd.	85,394

		574,857

Materials - 0.0%#
32,000	NatSteel Ltd.	28,541

Real Estate - 0.1%
137,000	Allgreen Properties Ltd.	129,989
248,000	Ascott Group Ltd. (The)	172,560
49,000	Guocoland Ltd.	76,248
124,000	United Industrial Corp. Ltd.	111,380
72,000	Wheelock Properties S Ltd.	71,959

		562,136

		2,810,260

SOUTH AFRICA - 1.2%
Consumer Discrectionary - 0.3%
72,947	Caxton and CTP Publishers and Printers Ltd.	172,768
9,135	City Lodge Hotels Ltd.	86,602
30,890	Ellerine Holdings Ltd.	474,820
35,515	Gold Reef Casino Resorts Ltd.	88,603
26,384	Johnnic Communications Ltd.	273,823
25,000	Mr Price Group Ltd.	90,852
9,200	New Clicks Holdings Ltd.	15,607
43,986	Primedia Ltd.	127,221
27,377	Sun International Ltd.	437,121
58,372	Super Group Ltd.	115,530
3,000	Tiger Wheels Ltd.	10,079

		1,893,026

Consumer Staples - 0.2%
19,645	Afgri Ltd.	18,755
10,760	Astral Foods Ltd.	177,529
89,783	AVI Ltd.	254,155
15,200	Distell Group Ltd.	93,538
107,421	Illovo Sugar Ltd.	303,727
25,210	Rainbow Chicken Ltd.	45,284
93,876	Shoprite Holdings Ltd.	395,021
13,781	Tongaat-Hulett Group Ltd. (The)	223,476

		1,511,485

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Diversified Financials - 0.0%#
82,076	Alexander Forbes Ltd. (b)	211,589

Health Care - 0.0%#
56,665	Medi-Clinic Corp. Ltd.	199,800

Industrials - 0.2%
124,929	Aveng Ltd.	493,690
6,600	Delta Electrical Industries	21,076
76,830	Grindrod Ltd.	168,675
47,992	Murray & Roberts Holdings Ltd.	217,111
24,146	Trencor Ltd.	100,399
9,523	Wilson Bayly Holmes-Ovcon Ltd.	95,032

		1,095,983

Information Technology - 0.2%
26,710	DataTec Ltd. (b)	120,389
291,916	Dimension Data Holdings Plc (b)	281,599
47,770	Reunert Ltd.	595,884

		997,872

Insurance - 0.1%
184,193	Metropolitan Holdings Ltd.	399,787
20,174	Santam Ltd.	281,849

		681,636

Materials - 0.2%
32,497	Aeci Ltd.	321,592
43,741	African Oxygen Ltd.	211,703
23,957	African Rainbow Minerals Ltd. (b)	199,227
2,787	Ceramic Industries Ltd.	66,285
4,521	Highveld Steel and Vanadium Corp. Ltd.	66,621
37,047	Iliad Africa Ltd.	83,491
50,815	Northam Platinum Ltd.	259,885
15,828	Western Areas Ltd. (b)	113,198

		1,322,002

Telecommunication Services - 0.0%#
21,133	Allied Technologies Ltd.	205,618

		8,119,011

SOUTH KOREA - 1.2%
Banks - 0.1%
17,260	Daegu Bank	323,899
14,880	Pusan Bank	228,753

		552,652

Consumer Discrectionary - 0.2%
460	Cheil Communications, Inc.	97,540
6,300	Cheil Industries, Inc.	228,769
1,000	Daekyo Co. Ltd.	82,803
2,900	Daewoo Motor Sales Corp.	78,711
8,870	Halla Climate Control	88,963
5,940	Hotel Shilla Co. Ltd.	97,615
15,220	Hyundai Autonet Co. Ltd. (b)	179,923
1,660	Hyundai Department Store Co. Ltd.	159,277
2,220	Korea Kumho Petrochemical	74,141
3,940	Kumho Industrial Co. Ltd.	106,520
6,810	Lotte Midopa Co. Ltd. (b)	152,705
4,200	SKC Co. Ltd.	97,964
10,290	Ssangyong Motor Co. (b)	69,276
4,740	Woongjin Coway Co. Ltd.	140,712

		1,654,919

Consumer Staples - 0.1%
1,410	LG Household & Health Care Ltd.	112,567
80	Lotte Chilsung Beverage Co. Ltd.	96,692
100	Lotte Confectionery Co. Ltd.	134,754
90	Namyang Dairy Products Co. Ltd.	69,179
310	Orion Corp.	81,181
990	Samyang Corp.	63,817

		558,190

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Diversified Financials - 0.2%
6,570	Daishin Securities Co. Ltd.	153,593
17,560	Hyundai Securities Co.	293,225
5,490	Korea Investment Holdings Co. Ltd.	235,153
26,950	SK Securities Co. Ltd.	38,716
9,010	Tong Yang Investment Bank (b)	132,781
14,480	Woori Investment & Securities Co. Ltd.	354,631

		1,208,099

Health Care - 0.0%#
2,750	Bukwang Pharmaceutical Co. Ltd.	55,397
602	Dong-A Pharmaceutical Co. Ltd.	40,452
756	Hanmi Pharm Co. Ltd.	98,187
1,050	LG Life Sciences Ltd. (b)	55,550
871	Yuhan Corp.	143,135

		392,721

Industrials - 0.2%
3,310	Doosan Heavy Industries and Construction Co. Ltd.	119,844
8,200	Doosan Industrial Development Co. Ltd. (b)	93,024
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	163,957
960	Hankuk Glass Industries, Inc.	35,115
790	Hyundai Elevator Co. Ltd.	76,638
1,670	Hyundai Mipo Dockyard	156,518
2,720	Korean Air Lines Co. Ltd.	99,059
7,280	LG International Corp.	206,081
2,430	LS Cable Ltd.	100,477
2,270	LS Industrial Systems Co. Ltd.	85,919
4,080	Samsung Engineering Co. Ltd.	174,542
4,890	Samsung Techwin Co. Ltd.	163,311
5,324	STX Shipbuilding Co. Ltd.	65,478
4,070	Taihan Electric Wire Co. Ltd.	89,107

		1,629,070

Information Technology - 0.0%#
4,980	Daeduck Electronics Co.	47,044
23,330	DongbuElectronics Co. Ltd. (b)	52,562
890	Sindo Ricoh Co. Ltd.	43,028

		142,634

Insurance - 0.1%
5,780	Dongbu Insurance Co. Ltd.	144,623
8,560	Hyundai Marine & Fire Insurance Co.	118,435
9,149	Korean Reinsurance Co.	109,614
6,640	LIG Non-Life Insurance Co. Ltd.	103,486

		476,158

Materials - 0.3%
1,830	DC Chemical Co. Ltd.	72,370
6,810	Dongkuk Steel Mill Co. Ltd.	146,207
720	Hanil Cement Manufacturing	51,985
4,500	Hansol Paper Co.	69,179
7,080	Hanwha Chem Corp.	84,447
6,070	Hanwha Corp.	189,848
1,800	Honam Petrochemical Corp.	114,504
3,380	Hyosung Corp. (b)	71,492
6,580	Hyundai Hysco	96,621
8,710	INI Steel Co.	336,598
1,320	Korea Zinc Co. Ltd.	118,817
7,730	KP Chemical Corp. (b)	41,879
2,980	LG Petrochemical Co. Ltd.	65,559
3,310	Poongsan Corp.	75,451
2,470	Samsung Fine Chemicals Co. Ltd.	75,944
3,995	Ssangyong Cement Industrial Co. Ltd. (b)	66,499
2,230	Sungshin Cement Co. Ltd.	40,784
70	Taekwang Industrial Co. Ltd.	43,787
1,220	Union Steel	35,700

		1,797,671

Telecommunication Services - 0.0%#
4,400	Dacom Corp.	83,969

Utilities - 0.0%#
480	Samchully Co. Ltd.	58,270

		8,554,353

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
SPAIN - 0.5%
Banks - 0.0%#
340	Banco de Andalucia SA	42,787
5,600	Banco Guipuzcoano SA	171,609

		214,396

Consumer Discrectionary - 0.0%#
880	Adolfo Dominguez	44,520
17,266	La Seda de Barcelona SA - Class B (b)	53,804
36,109	Telepizza	116,622

		214,946

Consumer Staples - 0.1%
920	Baron de Ley (b)	53,577
4,659	Campofrio Alimentacion SA	88,402
697	Pescanova SA	24,138
5,784	SOS Cuetara SA	83,552
10,207	Viscofan SA	151,951

		401,620

Health Care - 0.1%
5,712	FAES Farma SA	137,640
714	FAES Farma ISSUE 06	16,917
33,283	Natraceutical SA (b)	52,068
37,304	Zeltia SA	284,260

		490,885

Industrials - 0.1%
8,280	Abengoa SA	258,332
176	Construcciones y Auxiliar de Ferrocarriles SA	24,447
1,615	Elecnor-Electrificaciones del Norte SA	50,387
8,376	Europistas Concesionaria Espanola SA	52,202
710	Mecalux SA (b)	25,376
9,697	Obrascon Huarte Lain SA	220,208
5,465	Prosegur Cia de Seguridad SA	145,133
21,386	Uralita SA	118,985

		895,070

Information Technology - 0.0%#
3,200	Amper SA (b)	38,757

Insurance - 0.1%
2,694	Grupo Catalana Occidente SA	360,269

Materials - 0.1%
24,192	Ercros SA (b)	26,248
1,922	Grupo Empresarial Ence SA	79,509
1,200	Iberpapel Gestion SA	28,023
1,142	Miquel y Costas	35,327
8,456	Sniace-Soc Nacional Indust (b)	54,408
22,221	Tubacex SA	148,301
1,330	Unipapel SA	35,404
3,665	Vidrala SA	99,458

		506,678

		3,122,621

SWEDEN - 1.1%
Consumer Discrectionary - 0.2%
5,200	Bilia AB	91,859
4,550	Clas Ohlson AB - Class B	92,124
7,200	JM AB	462,774
17,000	Lindex AB	251,797
7,300	Nobia AB	230,633
5,200	SkiStar AB	69,248
800	TV 4 AB	27,177

		1,225,612

Consumer Staples - 0.0%#
4,250	Axfood AB	121,278

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Diversified Financials - 0.1%
9,800	D Carnegie AB	217,730
18,400	OMX AB	353,793

		571,523

Energy - 0.0%#
7,100	Concordia Maritime AB	46,117

Health Care - 0.1%
4,200	Active Biotech AB (b)	43,946
1,550	Biacore International AB	56,658
18,600	Capio AB (b)	366,485
19,800	Elekta AB	326,901
7,500	Meda AB	128,922
2,600	Q-Med AB	110,937

		1,033,849

Industrials - 0.3%
1,600	Bergman & Beving AB - Class B	33,917
4,900	Cardo AB	158,803
10,800	Gunnebo AB	139,419
5,800	Haldex AB	141,865
2,765	Hexagon AB - Class B	102,110
10,200	Intrum Justitia AB (b)	96,330
3,750	Munters AB	142,680
5,000	NCC AB - Class B	126,034
4,000	Nibe Industrier AB - Class B	153,551
13,800	Observer AB (b)	64,320
11,000	Peab AB	182,359
1,300	Sweco AB	41,867
20,400	Trelleborg AB - Class B	454,621

		1,837,876

Information Technology - 0.1%
10,000	Boss Media AB (b)	27,449
65,000	Enea AB (b)	34,535
8,000	HIQ International AB	48,375
39,000	Industrial & Financial Systems (b)	59,355
8,700	Micronic Laser Systems AB (b)	176,740
9,800	Teleca AB (b)	59,526
59,000	Telelogic AB (b)	149,923
84,000	WM-data AB - Class B	286,502

		842,405

Materials - 0.2%
53,500	Boliden AB	1,086,852
5,500	Hoganas AB	149,848

		1,236,700

Real Estate - 0.1%
2,600	Catena AB (b)	31,444
23,300	Klovern AB	78,520
9,100	Kungsleden AB	323,980
7,500	Wallenstam Byggnads AB - Class B	109,049

		542,993

		7,458,353

SWITZERLAND - 1.8%
Banks - 0.2%
1,313	Bank Coop AG	82,579
1,025	Banque Cantonale Vaudoise	372,122
1,020	Berner Kantonalbank	175,181
800	Luzerner Kantonalbank	169,005
461	St Galler Kantonalbank	177,679
4,161	Valiant Holding	446,229
20	Zuger Kantonalbank AG	63,377

		1,486,172

Consumer Discrectionary - 0.2%
275	Affichage Holding Genf	41,243
111	AFG Arbonia-Forster Holding AG	38,665
2,250	Charles Voegele Holding AG	190,675
181	Forbo Holding AG (b)	47,176
60	Jelmoli Holding AG	115,143

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
684	Kuoni Reisen Holding (b)	366,763
390	PubliGroupe SA	125,708
915	Rieter Holding AG	401,355
432	Schweizerhall Holding AG	47,373
424	Tamedia AG	47,863
541	Valora Holding AG	129,448

		1,551,412

Consumer Staples - 0.1%
638	Barry Callebaut AG	239,469
567	Emmi AG	77,630
84	Hiestand Holding AG	85,680

		402,779

Diversified Financials - 0.1%
60	Bank Sarasin & Compagnie AG	179,971
300	OZ Holding AG	26,367
966	Swissfirst AG (b)	84,511
5,401	Vontobel Holding AG	221,667

		512,516

Health Care - 0.2%
5,281	Actelion NV (b)	596,997
176	Bachem Holding AG	11,282
570	Galenica Holding AG	116,395
9,000	Phonak Holding AG	558,781
2,779	Tecan Group AG	158,646
1,313	Unilabs (b)	40,231

		1,482,332

Industrials - 0.4%
58	Belimo Holding AG	48,637
1,600	Bobst Group AG	76,762
1,432	Bucher Industries AG	139,713
35	Conzzeta Holding AG	54,185
16	Daetwyler Holding AG	68,118
641	Georg Fischer AG (b)	311,662
483	Kaba Holding AG - Class B	117,615
200	Komax Holding AG	20,739
333	Orell Fuessli Holding AG	41,887
3,682	Saurer AG (b)	307,279
200	Schweiter Technologies AG	54,709
1,294	SIG Holding AG	281,713
890	Sulzer AG	750,637
532	Unique Zurich Airport	116,678
60	Zehnder Group AG - Class B	102,564

		2,492,898

Information Technology - 0.2%
5,613	Ascom Holding AG	86,444
10,619	Kudelski SA	277,848
4,780	Micronas Semiconductor Hold (b)	121,022
124	Phoenix Mecano AG	50,992
2,187	SEZ Holding AG (b)	55,548
2,715	Unaxis Holding AG (b)	905,219

		1,497,073

Insurance - 0.2%
6,000	Baloise Holding AG	458,152
28,065	Converium Holding AG	357,545
151	Generali Schweiz Holding AG	53,328
732	Helvetia Patria Holding	197,726
151	Swiss National Insurance Co.	89,733

		1,156,484

Materials - 0.1%
1,783	EMS-Chemie Holding AG	196,530
25	Gurit-Heberlein AG	32,253
436	Siegfried Holding AG	67,147
669	Sika AG	782,172

		1,078,102

Real Estate - 0.1%
778	Allreal Holding AG	80,485

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
216	Intershop Holdings	48,679
7,963	PSP Swiss Property AG	420,558
3,595	Swiss Prime Site AG (b)	189,577
1,324	Zueblin Immobilien Holding AG (b)	12,544

		751,843

Utilities - 0.0%#
121	Energiedienst Holding AG	47,319
120	Societa Elettrica Sopracenerina SA	24,819
66	Vaudoise D’electricite - Class B	74,078

		146,216

		12,557,827

TAIWAN - 0.9%
Banks - 0.1%
57,000	Bank of Kaohsiung	28,584
243,000	Chinese Bank (The) (b)	24,067
238,000	Entie Commercial Bank (b)	73,550
260,000	Farmers Bank of China Ltd. (The) (b)	68,451
81,000	Hsinchu International Bank	41,889
141,185	King’s Town Bank	48,012
249,000	TA Chong Bank Co. Ltd. (b)	67,506
262,000	Taichung Commercial Bank (b)	56,332
131,000	Union Bank Of Taiwan (b)	35,269

		443,660

Consumer Discrectionary - 0.2%
27,494	Altek Corp.	62,130
44,000	Ambassador Hotel (The)	48,956
17,340	Basso Industry Corp.	31,087
85,050	Far Eastern Department Stores Ltd.	49,048
38,880	Feng TAY Enterprise Co. Ltd.	40,701
24,000	Formosa International Hotels Corp.	58,371
172,640	Formosa Taffeta Co. Ltd.	99,560
26,000	Giant Manufacturing Co. Ltd.	50,116
13,200	Johnson Health Tech Co. Ltd.	83,570
62,700	Kenda Rubber Industrial Co.	28,200
9,450	Largan Precision Co. Ltd.	199,331
15,000	Merry Electronics Co. Ltd.	52,890
6,000	NAN King Tire Rubber Co. Ltd. (b)	10,174
48,000	Nien Hsing Textile Co. Ltd.	30,841
29,375	Nien Made Enterprises	40,325
37,080	Premier Image Technology Corp.	57,411
99,000	Ruentex Industries Ltd. (b)	34,132
213,000	Sampo Corp. (b)	26,703
90,000	Sanyang Industrial Co. Ltd.	39,632
169,000	Tainan Spinning Co. Ltd.	36,495
58,132	Test-Rite International Co. Ltd.	43,545
31,000	Tong Yang Industry Co. Ltd.	39,350
28,000	Tsann Kuen Enterprise Co. Ltd.	42,036

		1,204,604

Consumer Staples - 0.0%#
112,000	Lien Hwa Industrial Corp.	52,304

Diversified Financials - 0.0%#
151,000	Waterland Financial Holdings	51,823

Health Care - 0.0%#
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	53,415

Industrials - 0.1%
247,000	BES Engineering Corp.	32,592
22,000	Cheng Uei Precision Industry Co.	88,259
79,310	Continental Engineering Corp.	38,529
74,740	CTCI Corp.	39,237
118,281	Eastern Media International (b)	42,818
99,000	Evergreen International Storage & Transport Corp.	47,474
91,000	Fu Sheng Industrial Co. Ltd.	111,661
31,900	Pan-International Industrial (b)	47,691
44,000	Phoenixtec Power Co. Ltd.	46,198
53,000	Shihlin Electric & Engineering Corp.	56,478
37,000	Sincere Navigation Corp.	40,936
66,000	Taiwan Navigation Co. Ltd.	40,130

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
37,740	Taiwan Secom Co. Ltd.	62,691
312,000	Teco Electric and Machinery Co. Ltd.	112,455
71,000	Yungtay Engineering Co. Ltd.	41,279

		848,428

Information Technology - 0.3%
70,000	Accton Technology Corp. (b)	42,233
135,000	Arima Computer Corp. (b)	38,546
11,571	Asustek Computer, Inc.	32,023
42,900	Chicony Electronics Co. Ltd.	46,321
59,000	Chin-Poon Industrial Co.	45,582
111,000	Compeq Manufacturing Co. (b)	60,012
61,600	D-Link Corp.	69,697
22,400	Elite Semiconductor Memory Technology, Inc.	25,625
61,000	Elitegroup Computer Systems (b)	42,061
32,240	Everlight Electronics Co. Ltd.	91,649
94,500	Gigabyte Technology Co. Ltd.	74,638
43,576	Greatek Electronics, Inc.	60,094
33,000	Ichia Technologies, Inc.	37,700
99,841	King Yuan Electronics Co. Ltd.	111,244
230,250	Kinpo Electronics	99,227
399,844	Macronix International (b)	98,759
112,270	Micro-Star International Co. Ltd.	62,810
131,000	Opto Technology Corp. (b)	68,156
42,226	Phoenix Precision Technology Corp.	96,215
121,000	Prodisc Technology, Inc. (b)	14,866
113,400	Realtek Semiconductor Corp.	130,261
120,000	Ritek Corp. (b)	37,498
197,000	Silicon Integrated Systems Corp. (b)	121,327
90,726	Sintek Photronic Corp.	28,578
22,012	Springsoft, Inc.	35,047
117,000	Systex Corp. (b)	34,910
26,743	Taiwan Green Point Enterprise Co. Ltd.	77,280
23,093	Transcend Information, Inc.	42,486
100,874	Universal Scientific Industrial Co. Ltd.	40,468
101,000	Wistron Corp.	131,687

		1,897,000

Insurance - 0.0%#
92,000	China Life Insurance Co. (b)	38,639
51,700	Taiwan Life Insurance Co. Ltd.	77,130

		115,769

Materials - 0.2%
121,000	Cheng Loong Corp.	46,078
97,000	Chia Hsin Cement Corp. (b)	51,987
217,505	China Manmade Fibers	61,354
171,000	China Petrochemical Development Corp. (b)	44,913
26,520	China Steel Chemical Corp.	39,814
77,000	Chun Yuan Steel Industry Co. Ltd.	38,613
55,000	Chung Hwa Pulp Corp.	28,098
67,100	Eternal Chemical Co. Ltd.	95,268
44,000	Feng Hsin Iron & Steel Co.	45,716
166,400	Goldsun Development & Construction Co. Ltd. (b)	59,715
58,300	Oriental Union Chemical Corp.	40,748
37,000	Sheng Yu Steel Co. Ltd.	31,659
181,000	Shinkong Synthetic Fibers Corp. (b)	35,456
74,200	Taiwan Styrene Monomer	35,116
152,000	Ton Yi Industrial Corp.	32,490
79,000	TSRC Corp.	56,453
67,100	Tung Ho Steel Enterprise Corp.	60,147
111,000	USI Corp.	33,398
214,200	Yieh Phui Enterprise	95,667
236,820	Yuen Foong Yu Paper Manufacturing Co. Ltd.	106,883

		1,039,573

Real Estate - 0.0%#
189,000	Cathay Real Estate Development Co. Ltd. (b)	114,919
69,000	Hung Sheng Construction Co. Ltd. (b)	51,686
161,686	Prince Housing Development Corp. (b)	50,169

		216,774

		5,923,350

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
THAILAND - 0.3%
Consumer Discrectionary - 0.1%
547,800	Asian Property Development Public Co. Ltd.	58,385
63,100	I.C.C. International Public Co. Ltd.	69,775
290,600	ITV Public Co. Ltd. (b)	71,237
18,200	Thai Stanley Electric Public Co. Ltd.	82,441

		281,838

Consumer Staples - 0.0%#
65,300	Siam Makro Public Co. Ltd.	139,195

Diversified Financials - 0.1%
497,375	Asia Plus Securities Public Co. Ltd.	65,203
119,900	Kiatnakin Finance Public Co. Ltd.	111,817
382,300	Thanachart Capital Public Co. Ltd.	165,022

		342,042

Health Care - 0.0%#
193,700	Bangkok Dusit Medical Services Public Co. Ltd.	149,675
80,000	Bumrungrad Hospital Public Co. Ltd.	78,337

		228,012

Industrials - 0.0%#
92,700	Regional Container Lines Public Co. Ltd.	50,882
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	40,651

		91,533

Information Technology - 0.0%#
208,200	Delta Electronics Thai Public Co. Ltd.	111,506
128,700	Hana Microelectronics Public Co. Ltd.	98,591
537,100	Magnecomp Precision Technology (b)	70,411

		280,508

Insurance - 0.0%#
8,600	Bangkok Insurance Public Co. Ltd.	42,622

Materials - 0.0%#
2,132,000	Sahaviriya Steel Industries Public Co. Ltd. (b)	75,554
211,600	Thai Plastic & Chemical Public Co. Ltd.	90,774
256,900	Vinythai Public Co. Ltd.	67,425

		233,753

Real Estate - 0.1%
536,100	Central Pattana Public Co. Ltd.	282,835

Telecommunication Services - 0.0%#
236,000	Shin Satellite Public Co. Ltd. (b)	85,521
872,600	TT&T Public Co. Ltd. (b)	75,797

		161,318

		2,083,656

TURKEY - 0.7%
Banks - 0.0%#
25,183	Tekstil Bankasi AS (b)	52,937
8,235	Turk Ekonomi Bankasi AS	152,558

		205,495

Consumer Discrectionary - 0.2%
5,321	Aksa Akrilik Kimya Sanayii	45,465
21,743	Beko Elektronik AS (b)	43,733
264	Bosch Fren Sistemleri Sanyi ve Ticaret AS (b)	42,719
514	Brisa Bridgestone Sabanci	33,036
2,223	BSH Ev Aletleri Sanayi ve Ticaret AS	60,092
30,000	Dogan Yayin Holding (b)	151,985
103,283	Hurriyet Gazetecilik AS	378,769
13,000	Kordsa Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	48,166
5,026	Otokar Otobus Karoseri Sanayi AS	47,885
61,111	Tofas Turk Otomobil Fabrik	195,925
76,390	Turk Sise ve Cam Fabrikalari AS	337,907
42,641	Vestel Elektronik Sanayi (b)	154,120

		1,539,802

Consumer Staples - 0.1%
33,643	Migros Turk TAS	468,077

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
51,341	Tansas Perakende Magazacilik Ticaret AS (b)	97,441
43,300	Ulker Gida Sanayi ve Ticaret AS	165,342

		730,860

Diversified Financials - 0.0%#
15,401	Yapi Kredi Finansal Kiralama AO (b)	48,911

Health Care - 0.0%#
7,179	Acibadem Saglik Hizmerleri ve Ticaret AS	87,397
10,444	Deva Holding AS	53,701
28,076	Eczacibasi Ilac Sanayi	98,505

		239,603

Industrials - 0.1%
2,450	Alarko Holding AS (b)	101,890
3,052	Anadolu Isuzu Otomotiv Sanayi	50,078
2,388	Celebi Hava Servisi (b)	48,302
60,066	Ihlas Holding	39,060
5,103	Izocam Ticaret ve Sanayi AS	47,461
842	Konya Cimento Sanayii AS	54,754
44,156	Trakya Cam Sanayi AS	196,991
7,462	Turk Demir Dokum Fabrikalari AS	66,580
16,965	Uzel Makina Sanayii AS	47,720

		652,836

Insurance - 0.1%
68,484	Aksigorta AS	344,362
23,225	Anadolu Anonim Turk Sigorta Sirketi (b)	77,973
25,000	Anadolu Hayat Emeklilik AS (b)	124,764
9,284	Yapi Kredi Sigorta AS	47,736

		594,835

Materials - 0.1%
22,871	Akcansa Cimento Sanayi Ve Ticaret AS	174,669
26,243	Anadolu Cam Sanayii AS	110,131
5,750	BATICIM-Bati Anadolu Cimento Sanayii AS	30,870
34,153	BOLUCIM-Bolu Cimento Sanayii AS	79,023
11,254	Bursa Cimento Fabrikasi AS	111,476
26,493	Cimsa Cimento Sanayi ve Ticaret AS	232,377
306	Kartonsan Karton Sanayi ve Ticaret AS	38,178
10,922	Mardin Cimento Sanayii ve Ticaret AS	78,870

		855,594

Utilities - 0.1%
5,197	Akenerji Elektrik Uretim AS (b)	19,177
21,423	Ayen Enerji AS (b)	43,737
43,988	Aygaz AS	177,948
12,270	Zorlu Enerji Elektrik Uretim AS	43,420

		284,282

		5,152,218

UNITED KINGDOM - 6.7%
Banks - 0.0%#
7,004	Kensington Group Plc	144,581
30,853	London Scottish Bank Plc	56,825

		201,406

Consumer Discrectionary - 1.5%
39,223	Aga Foodservice Group Plc	278,054
22,277	Alpha Airports Group Plc	37,373
57,224	Arean Leisure Plc	43,306
21,163	Bellway Plc	463,102
6,704	Blacks Leisure Group Plc	70,906
11,301	Bloomsbury Publishing Plc	71,458
27,808	Bovis Homes Group Plc	453,595
8,349	BPP Holdings Plc	65,924
8,224	Carpetright Plc	192,860
11,306	Chrysalis Group Plc	28,452
27,959	Clinton Cards Plc	27,532
22,947	Crest Nicholson	232,240
21,772	De Vere Group Plc	322,582
71,664	Entertainment Rights Plc (b)	42,472
7,942	Euromoney Institutional Investor Plc	70,241

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
18,220	Findel Plc	182,738
93,116	First Choice Holidays Plc	377,809
8,125	French Connection Group Plc	31,114
58,668	Future Plc	44,933
85,424	Game Group Plc	124,620
5,558	Games Workshop Group Plc	28,480
13,815	GCAP Media Plc	63,989
33,812	Greene King Plc	448,253
25,455	Headlam Group Plc	232,093
100,708	HMV Group Plc	328,268
9,757	Holidaybreak Plc	127,038
64,031	House Of Fraser Plc	138,949
22,235	Huntsworth Plc	35,681
14,166	Incisive Media Plc	44,626
40,455	JJB Sports Plc	132,789
10,464	John Menzies Plc	98,271
44,830	London Clubs International Plc (b)	97,282
6,715	Lookers Plc	89,267
17,104	Luminar Plc	165,151
60,034	Matalan Plc	217,856
31,308	McCarthy & Stone Plc	439,036
9,232	Metal Bulletin Plc	52,231
145,122	MFI Furniture Plc	291,101
6,452	Millennium & Copthorne Hotels Plc	50,298
18,969	Mothercare Plc	120,377
71,685	MyTravel Group Plc (b)	295,430
51,783	N Brown Group Plc	207,744
37,301	Pace Micro Technology Plc (b)	41,152
28,492	Pendragon Plc	314,338
56,972	Photo-Me International Plc	99,476
49,551	Redrow Plc	480,257
28,774	Restaurant Group Plc	113,862
5,920	ScS Upholstery Plc	56,838
54,898	SMG Plc	88,847
7,688	St Ives Group Plc	33,647
12,488	Stanley Leisure Plc	160,888
102,352	Taylor Nelson Sofres Plc	483,409
5,162	Ted Baker Plc	45,372
47,857	Topps Tiles Plc	193,303
6,853	Ulster Television Plc	51,674
6,702	Vitec Group Plc (The)	61,352
6,531	Wagon Plc	30,965
6,330	Wembley Plc (b) (c)	23,317
43,403	Wetherspoon (J.D.) Plc	308,874
37,047	WH Smith Plc	306,034
14,285	Wilmington Group Plc	47,670
339,266	Woolworths Group Plc	202,614
14,626	Wyevale Garden Centres Plc	145,759

		10,155,169

Consumer Staples - 0.3%
64,638	Arla Foods UK Plc	69,544
2,496	Barr (A.G.) Plc	45,288
24,688	Body Shop International Plc	133,934
7,117	Cranswick Plc	79,167
31,525	Dairy Crest Group Plc	270,766
26,078	Devro Plc	67,171
2,569	Greggs Plc	172,959
3,421	Hardys & Hansons Plc	44,324
29,022	McBride Plc	88,514
125,910	Northern Foods Plc	204,921
33,460	Premier Foods Plc	181,218
4,113	PZ Cussons Plc	102,829
3,561	Richmond Foods Plc	45,196
15,157	Robert Wiseman Dairies Plc	91,763
22,021	Uniq Plc	49,493
19,706	Wolverhampton & Dudley Brew Plc	467,154

		2,114,241

Diversified Financials - 0.3%
43,351	Aberdeen Asset Management Plc	155,932
24,665	Brewin Dolphin Holdings Plc	83,322
7,437	Charles Stanley Group Plc	53,569
38,584	Collins Stewart Tullett Plc	504,833
36,731	Evolution Group Plc	113,700

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
89,622	F&C Asset Management Plc	351,376
50,000	Guiness Peat Group Plc	82,972
238,575	Henderson Group Plc (b)	361,095
872	Intermediate Capital Group Plc	21,658
300	Rathbone Brothers	6,433
2,330	Rensburg Sheppards Plc	33,736
15,511	Savills Plc	368,838

		2,137,464

Energy - 0.5%
41,497	Abbot Group Plc	250,096
16,793	Anglo Pacific Group Plc	47,466
23,742	Burren Energy Plc	424,722
17,930	Dana Petroleum Plc (b)	359,986
8,580	Expro International Group Plc	116,094
312,657	Fortune Oil Plc (b)	38,827
18,628	Hunting Plc	135,707
8,493	James Fisher & Sons Plc	76,663
15,444	JKX Oil & Gas Plc	115,186
11,716	Melrose Resources Plc	85,245
19,340	Premier Oil Plc (b)	362,197
16,509	Soco International Plc (b)	470,090
9,134	Sondex Plc	51,301
30,000	UK Coal Plc	89,172
23,332	Venture Production Plc (b)	327,400
82,832	Wood Group (John) Plc	419,915

		3,370,067

Health Care - 0.2%
10,925	Acambis Plc (b)	36,259
23,178	Alizyme Plc (b)	67,626
7,640	Axis-Shield Plc (b)	54,126
4,293	Bespak Plc	45,053
10,601	Cambridge Antibody Technology Group Plc (b)	143,053
8,149	Care U.K. Plc	75,007
5,973	Corin Group Plc	33,166
13,167	Gyrus Group Plc (b)	91,121
8,255	Huntleigh Technology Plc	52,988
54,293	iSOFT Group Plc	116,332
3,624	Isotron Plc	40,643
14,705	Nestor Healthcare Group Plc	32,983
65,932	Oxford Biomedica Plc (b)	36,069
192,981	Skyepharma Plc (b)	144,284
54,276	SSL International Plc	301,132
43,438	Vernalis Plc (b)	62,775

		1,332,617

Industrials - 2.0%
19,217	AEA Technology Plc (b)	37,847
63,284	Aggreko Plc	353,995
23,058	Alfred Mcalpine Plc	209,817
87,704	Ashtead Group Plc	375,842
23,379	Atkins (WS) Plc	369,627
76,299	Avis Europe Plc (b)	98,438
47,470	Babcock International Group	277,005
73,858	Bodycote International	376,778
27,256	BSS Group Plc	173,960
20,638	BTG Plc (b)	75,645
4,396	Business Post Group Plc	32,987
62,577	Carillion Plc	374,289
34,206	Charter Plc (b)	498,388
4,667	Chemring Group Plc	97,956
38,662	Chloride Group	71,383
52,215	Christian Salvesen Plc	55,940
2,754	Clarkson Plc	42,361
27,294	Communisis Plc	47,532
45,221	Cookson Group Plc (b)	437,878
69,204	Costain Group Plc (b)	70,670
39,957	Davis Service Group Plc	341,731
40,487	De La Rue Plc	400,898
17,282	Domino Printing Sciences	83,514
34,319	easyJet Plc (b)	198,387
103,824	Enodis Plc	283,993
17,159	Fenner Plc	65,631
117,465	FKI Plc	251,154

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
13,270	Forth Ports Plc	430,008
39,778	Galliford Try Plc	94,298
10,109	Go-Ahead Group Plc	345,459
21,037	Helphire Plc	152,106
17,525	Homeserve Plc	471,697
26,823	Interserve Plc	186,848
28,289	Intertek Group Plc	425,331
1,295,248	Invensys Plc (b)	560,964
38,467	John Laing Plc	203,074
9,692	Johnson Service Group Plc	78,870
10,924	Keller Group Plc	99,602
8,514	Kier Group Plc	267,043
3,333	M.J. Gleeson Group Plc	23,521
73,933	Michael Page International Plc	516,363
64,668	Mitie Group	233,493
73,164	Morgan Crucible Co. (b)	333,546
6,436	Morgan Sindall Plc	138,841
16,232	Mouchel Parkman Plc	102,564
17,780	Northgate Plc	356,650
200,767	Regus Group Plc (b)	425,602
7,755	Ricardo Plc	41,435
4,544	ROK Plc	47,480
48,653	RPS Group Plc	175,668
48,494	Senior Plc	59,249
3,127	Severfield-Rowen Plc	71,734
55,216	Shanks Group Plc	181,241
29,368	SIG Plc	484,665
6,322	Speedy Hire Plc	107,791
16,818	Spirax-Sarco Engineering Plc	285,984
77,807	Stanelco Plc (b)	19,155
22,970	TDG Plc	90,895
16,341	Ultra Electronics Holdings Plc	325,104
10,108	Umeco Plc	84,789
36,133	VT Group Plc	303,096
51,005	Weir Group Plc (The)	425,522
25,456	Whatman Plc	145,644
15,256	Wincanton Plc	88,677
8,449	WSP Group Plc	68,870

		14,156,525

Information Technology - 0.5%
56,872	Anite Group Plc (b)	73,633
20,140	Autonomy Corp. Plc (b)	165,360
3,547	Aveva Group Plc	75,871
16,337	Computacenter Plc	77,234
2,549	Detica Group Plc	59,962
3,423	Diploma Plc	48,688
11,172	Filtronic Plc	35,245
10,119	Gresham Computing Plc (b)	20,021
108,988	Halma Plc	372,151
37,129	Imagination Technologies Group Plc (b)	37,916
65,271	Innovation Group Plc (b)	37,790
33,832	Intec Telecom Systems Plc (b)	36,400
22,308	Laird Group Plc	187,127
88,851	Misys Plc	337,011
24,499	Morse Plc	44,675
152,436	Northgate Information Solutions Plc (b)	216,821
73,007	Premier Farnell Plc	267,263
39,282	Psion Plc	117,299
6,250	Renishaw Plc	107,134
13,819	RM Plc	49,139
20,874	Rotork Plc	294,812
4,749	Royalblue Group Plc	78,027
10,691	SDL Plc (b)	39,430
24,624	Spectris Plc	302,423
170,913	Spirent Communications Plc (b)	128,563
4,849	Surfcontrol Plc (b)	48,191
7,408	Telent Plc (b)	67,950
35,484	TT electronics Plc	117,120
14,049	Wolfson Microelectronics Plc (b)	120,666
10,220	Xaar Plc	57,960
89,364	Xansa Plc	151,553

		3,773,435

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Insurance - 0.2%
188,157	Brit Insurance Holdings Plc	329,390
10,261	Domestic & General Group	172,707
40,538	Highway Insurance Holdings Plc	66,531
94,783	Hiscox Plc	397,968
31,692	Jardine Lloyd Thompson Group Plc	220,766
58,092	Kiln Plc	97,459
10,514	Prudential Plc	123,377

		1,408,198

Materials - 0.3%
2,144	British Polythene Industries	24,768
34,340	Croda International Plc	309,973
21,260	Delta Plc	49,042
119,309	DS Smith Plc	324,718
5,739	Dyson Group Plc	24,594
107,465	Elementis Plc	169,022
50,665	Ennstone Plc	50,353
10,000	Hill & Smith Holdings Plc	47,731
33,489	Marshalls Plc	198,474
23,225	RPC Group Plc	105,880
22,798	Victrex Plc	299,328
30,967	Yule Catto & Co. Plc	152,469

		1,756,352

Real Estate - 0.7%
61,980	Brixton Plc	550,426
20,763	Capital & Regional Plc	418,758
14,474	CLS Holdings Plc (b)	145,432
24,448	Countrywide Plc	235,840
4,982	Daejan Holdings	388,381
13,863	Derwent Valley Holdings Plc	398,411
7,284	Development Securities Plc	77,571
2,886	DTZ Holdings Plc	33,840
14,750	Erinaceous Group Plc	100,798
11,898	Freeport Plc	88,956
23,061	Grainger Trust Plc	224,983
41,729	Great Portland Estates Plc	345,852
13,525	Helical Bar Plc	93,722
80,779	London Merchant Securities Plc	396,250
15,625	Marylebone Warwick Balfour Group Plc (b)	50,718
8,244	McKay Securities Plc	51,489
25,564	Minerva Plc	134,374
13,494	Mucklow (A & J) Group Plc	107,656
32,455	Shaftesbury Plc	312,488
20,664	ST Modwen Properties Plc	183,888
11,051	Town Centre Securities Plc	98,745
34,395	Unite Group Plc	253,393
6,081	Warner Estate Holdings Plc	80,839
41,464	Workspace Group Plc	244,793

		5,017,603

Telecommunication Services - 0.1%
166,911	Colt Telecom Group Plc (b)	216,103
56,498	Kingston Communications Plc	58,468
33,326	THUS Group Plc (b)	95,412

		369,983

Utilities - 0.1%
2,570	Bristol Water Group Plc	49,912
26,617	Viridian Group Plc	466,688

		516,600

		46,309,660

UNITED STATES - 45.2%
Banks - 3.5%
3,900	1st Source Corp.	107,952
4,043	Accredited Home Lenders Holding Co. (b)	233,645
7	Amcore Financial, Inc.	207
2,682	AmericanWest Bancorp	64,851
1,933	Ameris Bancorp	43,087
5,000	Banc Corp. (The) (b)	56,250
2,600	Bancfirst Corp.	113,100
29	Bancorpsouth, Inc.	743

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,300	Bank of the Ozarks, Inc.	112,200
1,800	BankAtlantic Bancorp, Inc. - Class A	26,856
1,300	Bankunited Financial Corp. - Class A	39,897
3,100	Beverly Hills Bancorp, Inc.	32,240
10,177	Brookline Bancorp, Inc.	150,620
900	Camden National Corp.	34,317
1,374	Capital Corp of the West	46,895
2,600	Capitol Bancorp Ltd.	107,822
4,975	Cardinal Financial Corp.	58,804
43,210	Cathay General Bancorp	1,653,215
3,200	Center Financial Corp.	71,424
5,700	Central Pacific Financial Corp.	216,030
800	Citizens First Bancorp, Inc.	25,720
3,726	City Holding Co.	134,807
3,231	Columbia Banking System, Inc.	109,046
4,900	Community Bank System, Inc.	100,597
93,137	CVB Financial Corp.	1,519,996
40,000	East West Bancorp, Inc.	1,586,800
1,792	Federal Agricultural Mortgage Corp. - Class C	51,556
794	Fidelity Bankshares, Inc.	25,583
5,600	First Charter Corp.	133,112
13,500	First Commonwealth Financial Corp.	180,630
2,070	First Community Bancorp, Inc.	120,060
2,460	First Community Bancshares, Inc.	77,933
5,200	First Financial Bancorp	83,356
3,498	First Indiana Corp.	89,409
3,592	First Merchants Corp.	89,513
47,570	First Midwest Bancorp, Inc.	1,713,947
17,200	First Niagara Financial Group, Inc.	240,800
2,958	First Place Financial Corp.	68,004
4,529	First Republic Bank	197,102
2,678	First State Bancorp	69,012
3,243	FirstFed Financial Corp. (b)	203,952
6,700	Flagstar Bancorp, Inc.	107,200
2,671	Flushing Financial Corp.	45,220
4,600	FNB Corp.	77,188
4,600	Franklin Bank Corp. (b)	89,286
24,000	Frontier Financial Corp.	799,920
1,230	GB&T Bancshares, Inc.	27,318
24,000	Glacier Bancorp, Inc.	728,640
9,600	Greater Bay Bancorp	265,152
1,100	Greene County Bancshares, Inc.	34,100
6,204	Hancock Holding Co.	308,649
59,968	Hanmi Financial Corp.	1,168,177
4,379	Harbor Florida Bancshares, Inc.	164,475
5,878	Harleysville National Corp.	116,620
2,500	Heritage Commerce Corp.	59,375
1,700	Horizon Financial Corp.	40,919
1,700	IBERIABANK Corp.	99,569
1,365	Independent Bank Corp. / MI	37,264
32,000	Independent Bank Corp. / MA	1,018,240
3,378	Integra Bank Corp.	75,127
4,600	KNBT Bancorp, Inc.	77,510
1,400	Macatawa Bank Corp.	49,588
4,792	MAF Bancorp, Inc.	212,669
4,700	Main Street Banks, Inc.	132,916
930	Marshall & Ilsley Corp.	42,509
5,386	MB Financial, Inc.	190,557
2,556	MBT Financial Corp.	41,637
4,380	Midwest Banc Holdings, Inc.	102,755
6,000	Municipal Mortgage & Equity LLC	162,660
8,375	National Penn Bancshares, Inc.	165,323
6,300	NBT Bancorp, Inc.	137,403
9,412	Northwest Bancorp, Inc.	234,547
2,507	OceanFirst Financial Corp.	56,909
14,700	Ocwen Financial Corp. (b)	162,435
13,250	Old National Bancorp	273,480
94	Omega Financial Corp.	3,032
8,586	Pacific Capital Bancorp	287,974
7,500	Partners Trust Financial Group, Inc.	88,500
1,400	Pinnacle Financial Partners, Inc. (b)	40,124
34,500	Prosperity Bancshares, Inc.	1,124,700
6,331	Provident Bankshares Corp.	220,066
2,900	Provident Financial Services, Inc.	52,925
10,717	Provident New York Bancorp	140,071

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
2,348	Renasant Corp.	86,946
14,190	Republic Bancorp, Inc.	162,759
5,000	S&T Bancorp, Inc.	177,550
3,045	Sandy Spring Bancorp, Inc.	108,067
3,600	Seacoast Banking Corp. of Florida	99,216
800	Sierra Bancorp	20,360
2,336	Simmons First National Corp. - Class A	66,763
1,400	Sound Federal Bancorp, Inc.	28,868
2,500	Southwest Bancorp, Inc.	56,175
55	State Bancorp, Inc.	872
49,931	Sterling Bancshares, Inc.	826,857
4,776	Sterling Financial Corp.	153,548
104	Suffolk Bancorp	3,177
7,354	Susquehanna Bancshares, Inc.	175,540
4,600	SVB Financial Group (b)	233,542
1,100	Tompkins Trustco, Inc.	51,535
1,775	Triad Guaranty, Inc. (b)	96,773
2,100	Trico Bancshares	57,309
13,259	Trustco Bank Corp.	153,407
15,700	UCBH Holdings, Inc.	277,733
7,186	Umpqua Holdings Corp.	189,710
1,500	Union Bankshares Corp.	61,725
8,045	United Bankshares, Inc.	293,482
6,200	United Community Banks, Inc.	183,644
5,861	United Community Financial Corp.	70,742
2,900	USB Holding Co., Inc.	64,554
1,600	Virginia Commerce Bancorp, Inc.	58,080
100	Washington Trust Bancorp, Inc.	2,638
183	WesBanco, Inc.	5,678
3,100	West Coast Bancorp	89,218
5,700	Westamerica Bancorp	291,498
1,027	Western Sierra Bancorp	43,237
1,100	Willow Grove Bancorp, Inc.	19,426
6,300	Wilshire Bancorp, Inc.	114,912
3,700	Wintrust Financial Corp.	191,475
41	Zions Bancorp	3,404

		23,774,239

Consumer Discrectionary - 6.3%
300	1-800 Contacts, Inc. (b)	3,786
3,300	1-800-Flowers.com, Inc. - Class A (b)	23,826
1,229	4Kids Entertainment, Inc. (b)	21,176
3,600	99 Cents Only Stores (b)	42,948
7,500	Aaron Rents, Inc.	201,450
200	AC Moore Arts & Crafts, Inc. (b)	3,730
5,300	Aftermarket Technology Corp. (b)	135,150
5,000	Alderwoods Group, Inc. (b)	95,300
1,706	Alloy, Inc. (b)	21,257
3,870	Ambassadors Group, Inc.	103,329
2,894	America’s Car Mart, Inc. (b)	58,893
6,700	American Greetings Corp. - Class A	150,884
6,500	Ameristar Casinos, Inc.	159,965
4,700	Arbitron, Inc.	167,602
2,062	Arctic Cat, Inc.	44,601
10,772	ArvinMeritor, Inc.	179,138
6,700	Asbury Automotive Group, Inc. (b)	129,109
2,707	Audiovox Corp. - Class A (b)	32,863
1,820	Aztar Corp. (b)	86,450
9,732	Bally Technologies, Inc. (b)	174,203
2,600	Bally Total Fitness Holding Corp. (b)	23,452
1,600	Bandag, Inc.	64,192
500	Bassett Furniture Industries, Inc.	9,220
300	Beasley Broadcasting Group, Inc. - Class A	2,823
15,100	Big Lots, Inc. (b)	218,195
5,100	BJ’s Restaurants, Inc. (b)	134,283
399	Blair Corp.	15,393
890	Blockbuster, Inc.- Class A	4,183
6,400	Blount International, Inc. (b)	99,136
4,900	Bluegreen Corp. (b)	60,417
5,000	Blyth, Inc.	102,750
3,850	Bob Evans Farms, Inc.	111,188
2,600	Bon-Ton Stores, Inc. (The)	74,022
40,000	Bright Horizons Family Solutions, Inc. (b)	1,588,800
5,165	Brown Shoe Co., Inc.	196,406
4,916	Building Material Holding Corp.	164,293

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,600	Cache, Inc. (b)	71,532
2,100	California Coastal Communities, Inc. (b)	77,007
13,300	Callaway Golf Co.	212,534
500	Carmike Cinemas, Inc.	12,355
6,826	Casual Male Retail Group, Inc. (b)	64,301
5,800	Catalina Marketing Corp.	137,344
1,550	Cato Corp. (The) - Class A	35,076
12,400	Champion Enterprises, Inc. (b)	189,224
2,558	Charles & Colvard Ltd.	30,210
5,255	Charlotte Russe Holding, Inc. (b)	113,508
24,799	Charming Shoppes, Inc. (b)	340,986
5,000	Childrens Place Retail Stores, Inc. (The) (b)	308,900
7,300	Christopher & Banks Corp.	192,866
24,100	Citadel Broadcasting Corp.	226,781
9,700	CKE Restaurants, Inc.	153,551
14,961	Coldwater Creek, Inc. (b)	418,310
900	Columbia Sportswear Co. (b)	45,801
5,901	Conn’s, Inc. (b)	201,637
1,800	Cooper Tire & Rubber Co.	22,860
160,000	Corinthian Colleges, Inc. (b)	2,382,400
595	Crown Media Holdings, Inc. (b)	2,332
6,700	CSK Auto Corp. (b)	86,095
8,399	Cumulus Media, Inc. - Class A (b)	88,693
3,806	dELiA*s, Inc. (b)	40,458
13,600	DeVry, Inc. (b)	351,696
2,723	Dixie Group, Inc. (b)	39,810
1,400	Dover Downs Gaming & Entertainment, Inc.	36,078
100	Dover Motorsports, Inc.	604
12,400	Dress Barn, Inc. (b)	313,596
2,900	Drew Industries, Inc. (b)	104,226
11,031	Drugstore.Com (b)	39,050
79,000	Education Management Corp. (b)	3,354,340
6,800	Emmis Communications Corp. - Class A (b)	83,640
11,500	Entravision Communications Corp. - Class A (b)	96,370
7,180	Escala Group, Inc. (b)	197,522
6,500	Ethan Allen Interiors, Inc.	291,785
2,400	Finish Line - Class A	39,552
12,100	Fleetwood Enterprises, Inc. (b)	113,740
8,600	Furniture Brands International, Inc.	197,800
6,197	Gamestop Corp. - Class A (b)	292,498
1,000	Gaylord Entertainment Co. (b)	44,250
4,400	Genesco, Inc. (b)	181,852
100	Gray Television, Inc.	759
5,300	Group 1 Automotive, Inc. (b)	289,274
6,900	GSI Commerce, Inc. (b)	120,681
8,300	Guess?, Inc. (b)	328,929
3,500	Guitar Center, Inc. (b)	188,160
7,058	Gymboree Corp. (b)	212,305
87	Handleman Co.	743
11,100	Harris Interactive, Inc. (b)	53,613
500	Hartmarx Corp. (b)	4,300
96,000	Harte-Hanks, Inc.	2,620,800
2,000	Haverty Furniture Co., Inc.	30,200
3,950	Hibbett Sporting Goods, Inc. (b)	119,724
5,498	Iconix Brand Group, Inc. (b)	94,566
3,700	Ihop Corp.	177,304
10,890	Interface, Inc. - Class A (b)	140,045
4,829	J Jill Group, Inc. (The) (b)	115,993
7,043	Jack in the Box, Inc. (b)	294,397
5,793	Jakks Pacific, Inc. (b)	131,327
3,625	Jos. A. Bank Clothiers, Inc. (b)	152,250
8,000	K2, Inc. (b)	94,320
2,000	Kenneth Cole Productions, Inc. - Class A	51,020
3,620	Keystone Automotive Industries, Inc. (b)	149,506
3,200	Kimball International, Inc. - Class B	48,800
14,300	Krispy Kreme Doughnuts, Inc. (b)	122,122
10,000	La-Z-Boy, Inc.	153,200
700	Landry’s Restaurants, Inc.	24,829
60,000	Lee Enterprises, Inc.	1,848,000
2,759	Levitt Corp. - Class A	53,966
1,700	Life Time Fitness, Inc. (b)	77,860
1,624	Lifetime Brands, Inc.	48,103
1,130	Lin TV Corp. - Class A (b)	9,989
500	Lithia Motors, Inc. - Class A	16,945
9,100	LKQ Corp. (b)	191,464

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
1,389	Lodgenet Entertainment Corp. (b)	26,502
5,600	Lodgian, Inc. (b)	74,704
4,872	Luby’s, Inc. (b)	57,782
2,100	M/I Homes, Inc.	90,657
45,593	Matthews International Corp. - Class A	1,586,636
2,857	McCormick & Schmick’s Seafood Restaurants, Inc. (b)	71,425
2,500	Media General, Inc. - Class A	102,700
13,887	Mediacom Communications Corp. - Class A (b)	95,404
6,200	Men’s Wearhouse, Inc.	219,728
1,500	Midas, Inc. (b)	34,410
5,500	Monaco Coach Corp.	76,560
918	Movado Group, Inc.	18,057
677	Movie Gallery, Inc.	1,760
2,600	MTR Gaming Group, Inc. (b)	25,610
6,293	Multimedia Games, Inc. (b)	86,780
9,000	NetFlix, Inc. (b)	266,760
2,250	Noble International Ltd.	36,023
6,050	Nutri/System, Inc. (b)	410,553
12,900	Oakley, Inc.	234,264
2,929	Oxford Industries, Inc.	127,997
5,344	Palm Harbor Homes, Inc. (b)	115,751
4,000	Pantry, Inc. (The) (b)	264,760
5,600	Papa John’s International, Inc. (b)	187,152
13,258	Payless Shoesource, Inc. (b)	304,536
8,900	PEP Boys-Manny Moe & Jack	132,343
1,944	Perry Ellis International, Inc. (b)	44,518
4,800	PetMed Express, Inc. (b)	77,280
2,700	PF Chang’s China Bistro, Inc. (b)	115,047
7,850	Phillips-Van Heusen	315,570
2,700	Pier 1 Imports, Inc.	32,589
8,300	Pinnacle Entertainment, Inc. (b)	226,590
6,100	Playboy Enterprises, Inc. - Class B (b)	80,459
2,500	Pre-Paid Legal Services, Inc.	84,500
7,300	Priceline.com, Inc. (b)	178,412
35	Progressive Gaming International Corp. (b)	381
1,296	Proliance International, Inc. (b)	6,480
800	ProQuest Co. (b)	12,560
1,200	Radio One, Inc. - Class A (b)	8,592
1,720	Rare Hospitality International, Inc. (b)	53,526
4,339	RC2 Corp. (b)	171,564
4,600	RCN Corp. (b)	123,004
17,200	Readers Digest Association., Inc. (The)	237,016
1,978	Red Robin Gourmet Burgers, Inc. (b)	88,931
67,400	Regis Corp.	2,363,718
28,524	Rent-A -Center, Inc. (b)	787,833
7,500	Restoration Hardware, Inc. (b)	51,375
9,300	Retail Ventures, Inc. (b)	149,730
4,500	Ruby Tuesday, Inc.	133,965
3,200	Russ Berrie & Co., Inc. (b)	42,400
1,100	Russell Corp.	19,910
2,724	Ryan’s Restaurant Group, Inc. (b)	36,474
2,100	Saga Communications, Inc. - Class A (b)	19,236
300	Salem Communications Corp. - Class A (b)	4,584
5,900	Select Comfort Corp. (b)	235,764
4,200	Shiloh Industries, Inc. (b)	84,042
3,300	Shoe Carnival, Inc. (b)	92,499
2,696	Shuffle Master, Inc. (b)	99,617
2,405	Sinclair Broadcast Group, Inc. - Class A	18,879
20,500	Six Flags, Inc. (b)	188,805
5,100	Skechers U.S.A., Inc. - Class A (b)	139,485
600	Skyline Corp.	23,436
4,900	Sonic Automotive, Inc.	132,398
9,600	Sotheby’s Holdings - Class A (b)	287,904
9,874	Source Interlink Cos., Inc. (b)	106,935
8,500	Speedway Motorsports, Inc.	323,680
5,000	Sports Authority, Inc. (The) (b)	185,800
3,400	Stage Stores, Inc.	106,284
3,086	Stamps.com, Inc. (b)	87,025
2,167	Steven Madden Ltd. (b)	115,371
15,100	Stewart Enterprises, Inc. - Class A	87,580
7,200	Stride Rite Corp.	100,872
3,800	Sturm Ruger & Co., Inc.	26,676
1,100	Sunterra Corp. (b)	14,663
800	Syms Corp. (b)	14,336
7,700	Systemax, Inc. (b)	56,364

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
5,500	Talbots, Inc.	130,460
2,200	Technical Olympic USA, Inc.	46,200
8,800	Tenneco, Inc. (b)	211,640
2,200	Thomas Nelson, Inc.	65,010
9,206	Thor Industries, Inc.	464,719
40,000	Timberland Co. - Class A (b)	1,362,000
9,900	Tivo, Inc. (b)	82,170
4,400	Triarc Cos., Inc. - Class A	76,384
800	Triple Crown Media, Inc. (b)	4,288
4,600	Tuesday Morning Corp.	87,170
10,000	Tupperware Brands Corp.	211,000
7,700	United Auto Group, Inc.	325,710
2,700	United Retail Group, Inc. (b)	52,947
3,208	Universal Electronics, Inc. (b)	55,563
100,000	Universal Technical Institute, Inc. (b)	2,465,000
5,000	Vail Resorts, Inc. (b)	188,000
8,753	Valuevision Media, Inc. - Class A (b)	109,412
1,900	Vertrue, Inc. (b)	78,223
14,372	Visteon Corp. (b)	84,507
8,755	Warnaco Group, Inc. (The) (b)	195,061
8,700	Wet Seal, Inc. (The) (b)	50,025
849	Whirlpool Corp.	76,198
43	William Lyon Homes, Inc. (b)	4,302
5,720	Winnebago Industries, Inc.	168,454
10,800	Wolverine World Wide, Inc.	268,272
4,000	World Wrestling Entertainment, Inc.	69,360

		43,478,665

Consumer Staples - 3.1%
1,000	Alliance One International, Inc.	4,380
300	American Italian Pasta Co. - Class A	2,493
2,400	Boston Beer Co., Inc. - Class A (b)	64,752
9,284	Casey’s General Stores, Inc.	198,585
3,300	Central European Distribution Corp. (b)	135,465
59,000	Central Garden and Pet Co. (b)	2,906,340
2,200	Chattem, Inc. (b)	79,266
2,700	Chiquita Brands International, Inc.	43,794
14,600	Darling International, Inc. (b)	66,576
5,431	Elizabeth Arden, Inc. (b)	124,153
10,700	Flowers Foods, Inc.	300,563
3,200	Great Atlantic & Pacific Tea Co. (b)	86,720
1,566	Green Mountain Coffee Roasters, Inc. (b)	62,327
127,088	Hain Celestial Group, Inc. (b)	3,418,667
12	Ingles Markets, Inc. - Class A	220
2,269	Inter Parfums, Inc.	42,998
200	John B. Sanfilippo & Son, Inc. (b)	3,118
71,400	Lancaster Colony Corp.	2,930,970
6,129	Lance, Inc.	156,351
6,900	Longs Drug Stores Corp.	327,129
1,300	Maui Land & Pineapple Co., Inc. (b)	48,425
7,600	National Beverage Corp. (b)	116,736
3,160	Natures Sunshine Prods, Inc.	33,417
28,000	NBTY, Inc. (b)	634,200
80,000	Nu Skin Enterprises, Inc. - Class A	1,321,600
9,100	Pathmark Stores, Inc. (b)	94,185
2,881	Performance Food Group Co. (b)	88,447
16,345	Playtex Products, Inc. (b)	183,227
120,000	Prestige Brands Holdings, Inc. (b)	1,467,600
5,900	Pricesmart, Inc. (b)	54,575
5,000	Ralcorp. Holdings, Inc. (b)	186,400
53,405	Revlon, Inc. - Class A (b)	173,566
8,800	Ruddick Corp.	204,248
7,300	Smart & Final, Inc. (b)	123,735
5,200	Spartan Stores, Inc.	71,812
14,200	Spectrum Brands, Inc. (b)	235,010
7,556	Star Scientific, Inc. (b)	19,872
90,871	Tootsie Roll Industries, Inc.	2,657,977
6,000	Topps Co., Inc. (The)	52,860
4,949	United Natural Foods, Inc. (b)	158,220
4,086	Universal Corp.	155,554
2,200	USANA Health Sciences, Inc. (b)	80,498
7,218	Vector Group Ltd.	129,924
60,000	WD-40 Co.	1,885,800
4,744	Weis Markets, Inc.	196,923
5,949	Wild Oats Markets, Inc. (b)	102,204

		21,431,882

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
Diversified Financials - 0.4%
3,283	ACE Cash Express, Inc. (b)	88,641
1,310	Advanta Corp. - Class A	45,771
900	Advanta Corp. - Class B	34,344
820	Asta Funding, Inc.	29,791
6,400	Cash America International, Inc.	210,432
1,200	Cohen & Steers, Inc.	30,756
3,767	CompuCredit Corp. (b)	150,492
4,838	Encore Capital Group, Inc. (b)	71,457
5,186	Financial Federal Corp.	147,282
7,486	First Cash Financial Services, Inc. (b)	158,479
1,400	Gamco Investors, Inc.- Class A	53,872
8,100	Investment Technology Group, Inc. (b)	429,219
20,300	Knight Capital Group, Inc. - Class A (b)	340,228
2,545	Marlin Business Services, Corp. (b)	55,481
8,000	MCG Capital Corp.	118,080
600	Piper Jaffray Co. (b)	41,940
3,500	Portfolio Recovery Associates, Inc. (b)	180,075
3,000	Resource America, Inc. - Class A	60,330
3,901	Sanders Morris Harris Group, Inc.	63,937
2,400	Stifel Financial Corp. (b)	96,720
8,157	TradeStation Group, Inc. (b)	130,023
15,000	Waddell & Reed Financial, Inc. - Class A	352,800
4,190	World Acceptance Corp. (b)	120,630

		3,010,780

Energy - 2.1%
6,700	Abraxas Petroleum Corp. (b)	41,004
400	American Oil & Gas, Inc. (b)	1,800
1,171	Atlas America, Inc. (b)	59,135
5,000	ATP Oil & Gas Corp. (b)	227,700
10,700	Brigham Exploration Co. (b)	100,901
1,300	Callon Petroleum Co. (b)	26,832
3,900	CARBO Ceramics, Inc.	225,927
4,600	Carrizo Oil & Gas, Inc. (b)	135,148
9,352	Cheniere Energy, Inc. (b)	400,733
2,492	Clayton Williams Energy, Inc. (b)	101,599
27,800	Comstock Resources, Inc. (b)	864,024
1,300	Dawson Geophysical Co.	37,700
9,000	Delta Petroleum Corp. (b)	180,270
4,100	Dril-Quip, Inc. (b)	295,118
4,100	Edge Petroleum Corp. (b)	94,751
24,000	Encore Acquisition Co. (b)	735,360
37,400	Energy Partners Ltd. (b)	964,546
9,200	Frontier Oil Corp.	556,876
95	FX Energy, Inc. (b)	515
12,200	Gasco Energy, Inc. (b)	68,320
2,950	Giant Industries, Inc. (b)	212,046
4,100	Goodrich Petroleum Corp. (b)	110,864
32,254	Grey Wolf, Inc. (b)	251,581
2,646	Gulf Island Fabrication, Inc.	64,457
4,049	Gulfmark Offshore, Inc. (b)	110,943
16,700	Hanover Compressor Co. (b)	336,672
3,000	Harvest Natural Resources, Inc. (b)	40,470
2,100	Holly Corp.	162,057
3,597	Houston Exploration Co. (b)	201,144
21,563	Input/Output, Inc. (b)	217,355
8,729	KCS Energy, Inc. (b)	256,196
12,300	Key Energy Services, Inc. (b)	210,207
10,701	KFX, Inc. (b)	193,153
5,029	Lone Star Technologies, Inc. (b)	266,587
2,000	Maritrans, Inc.	47,980
2,900	Matrix Service Co. (b)	33,089
8,900	Maverick Tube Corp. (b)	484,338
1,600	McMoRan Exploration Co. (b)	27,712
2,200	Meridian Resource Corp. (b)	8,536
1,800	NATCO Group, Inc. - Class A (b)	53,226
18,777	Newpark Resources (b)	125,055
4,100	NS Group, Inc. (b)	205,082
5,800	Oceaneering International, Inc. (b)	353,974
6,500	Parallel Petroleum Corp. (b)	150,150
16,837	Parker Drilling Co. (b)	141,431
12,000	PetroHawk Energy Corp. (b)	150,960

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,643	Petroleum Development Corp. (b)	145,756
5,343	Remington Oil & Gas Corp. (b)	233,008
14,700	Rentech, Inc. (b)	61,887
11,700	RPC, Inc.	323,973
7,100	St Mary Land & Exploration Co.	299,336
3,800	Stone Energy Corp. (b)	178,980
16,300	Superior Energy Services, Inc. (b)	524,045
5,686	Swift Energy Co. (b)	240,859
5,500	Syntroleum Corp. (b)	41,415
6,450	Tetra Technologies, Inc. (b)	317,340
12,900	Transmeridian Exploration, Inc.	73,530
2,130	Transmontaigne, Inc. (b)	23,345
500	Tri-Valley Corp. (b)	3,190
6,500	Universal Compression Holdings, Inc. (b)	363,350
5,500	USEC, Inc.	69,850
10,874	Vaalco Energy, Inc. (b)	77,205
6,900	Veritas DGC, Inc. (b)	330,648
5,400	W-H Energy Services, Inc. (b)	271,350
800	Westmoreland Coal Co. (b)	25,000
22,900	Whiting Petroleum Corp. (b)	967,525
800	World Fuel Services Corp.	32,032

		14,137,148

Health Care - 6.6%
5,800	Abiomed, Inc. (b)	74,994
3,344	Acadia Pharmaceuticals, Inc. (b)	38,690
8,500	Adolor Corp. (b)	199,920
6,000	Advanced Medical Optics, Inc. (b)	279,600
9,360	ADVENTRX Pharmaceuticals, Inc. (b)	45,677
2,800	Air Methods Corp. (b)	77,084
5,593	Albany Molecular Research, Inc. (b)	55,930
4,700	Alexion Pharmaceuticals, Inc. (b)	159,753
17,000	Align Technology, Inc. (b)	149,430
13,929	Alkermes, Inc. (b)	299,056
6,556	Allscripts Healthcare Solutions, Inc. (b)	111,649
2,500	Alnylam Pharmaceuticals, Inc. (b)	38,500
6,400	Alpharma, Inc.- Class A	168,000
700	Amedisys, Inc. (b)	23,212
131,031	American Medical Systems Holdings, Inc. (b)	2,910,199
6,200	American Retirement Corp. (b)	157,480
10,747	AMICAS, Inc. (b)	49,006
5,872	AMN Healthcare Services, Inc. (b)	112,860
3,800	Amsurg Corp. (b)	97,052
10,100	Andrx Corp. (b)	235,431
12,953	Applera Corp. - Celera Genomics Group (b)	155,306
2,900	Apria Healthcare Group, Inc. (b)	63,510
8,400	Arena Pharmaceuticals, Inc. (b)	118,944
10,900	Ariad Pharmaceuticals, Inc. (b)	63,765
8,300	Arqule, Inc. (b)	51,377
7,728	Array Biopharma, Inc. (b)	57,264
25,000	Arrow International, Inc.	780,750
33,143	Arthrocare Corp. (b)	1,502,372
3,500	Aspect Medical Systems, Inc. (b)	99,610
6,904	Atherogenics, Inc. (b)	97,692
4,350	AVANIR Pharmaceuticals - Class A (b)	51,417
5,100	Bentley Pharmaceuticals, Inc. (b)	64,770
26,000	Bio-Rad Laboratories, Inc. - Class A (b)	1,700,660
300	Bio-Reference Labs, Inc. (b)	5,730
2,900	BioCryst Pharmaceuticals, Inc. (b)	45,095
9,100	Bioenvision, Inc. (b)	59,423
13,300	BioMarin Pharmaceuticals, Inc. (b)	163,590
6,400	BioScrip, Inc. (b)	35,456
200	Biosite, Inc. (b)	11,280
23,848	Bruker BioSciences Corp. (b)	139,511
7,124	Caliper Life Sciences, Inc. (b)	43,385
5,018	Candela Corp. (b)	116,668
3,900	Cantel Medical Corp. (b)	57,291
4,000	Capital Senior Living Corp. (b)	43,920
5,500	Caraco Pharmaceutical Laboratories Ltd. (b)	65,450
10,800	Cell Genesys, Inc. (b)	73,440
2,900	Cepheid, Inc. (b)	26,419
4,800	Chemed Corp.	261,552
2,801	CNS, Inc.	60,250
1,900	Computer Programs & Systems, Inc.	89,718
5,198	Conceptus, Inc. (b)	71,421

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,595	Connetics Corp. (b)	54,464
25,000	Cooper Cos., Inc. (The)	1,370,500
6,646	Cross Country Healthcare, Inc. (b)	120,426
9,300	Cubist Pharmaceuticals, Inc. (b)	210,831
10,800	CuraGen Corp. (b)	43,308
1,380	Curis, Inc. (b)	2,387
1,000	Cutera, Inc. (b)	26,320
7,470	CV Therapeutics, Inc. (b)	148,279
3,038	Datascope Corp.	117,388
4,100	Dendreon Corp. (b)	16,687
16,183	Depomed, Inc. (b)	102,843
27,800	Diagnostic Products Corp.	1,612,400
3,943	Digene Corp. (b)	162,885
1,700	Dionex Corp. (b)	102,204
10,512	Discovery Laboratories, Inc. (b)	30,590
10,327	Diversa Corp. (b)	108,743
5,086	DJ Orthopedics, Inc. (b)	202,219
3,858	Dov Pharmaceutical, Inc. (b)	31,404
9,100	Durect Corp. (b)	44,226
7,500	Dyax Corp. (b)	33,750
9,886	Encore Medical Corp. (b)	54,175
3,400	Enzo Biochem, Inc. (b)	41,752
700	EPIX Pharmaceuticals, Inc. (b)	2,723
8,300	eResearch Technology, Inc. (b)	94,039
5,677	ev3, Inc. (b)	89,072
14,780	Exelixis, Inc. (b)	159,033
6,700	First Horizon Pharmaceutical Corp. (b)	149,209
16,000	Gen-Probe, Inc. (b)	855,520
3,743	Genesis HealthCare Corp. (b)	176,932
3,724	Gentiva Health Services, Inc. (b)	63,085
9,600	Geron Corp. (b)	72,000
65,500	Greatbatch, Inc. (b)	1,604,750
6,300	Haemonetics Corp. (b)	343,350
4,800	HealthExtras, Inc. (b)	139,488
5,100	Healthways, Inc. (b)	250,206
2,850	Hi-Tech Pharmacal Co., Inc. (b)	69,568
7,840	Hologic, Inc. (b)	373,733
2,100	Horizon Health Corp. (b)	43,890
4,600	Human Genome Sciences, Inc. (b)	52,486
9,852	ICOS Corp. (b)	216,054
3,200	ICU Medical, Inc. (b)	131,808
7,778	Illumina, Inc. (b)	246,018
7,823	Incyte Corp. (b)	32,622
6,700	Indevus Pharmaceuticals, Inc. (b)	33,768
3,055	Inspire Pharmaceuticals, Inc. (b)	15,580
41,759	Integra LifeSciences Holdings Corp. (b)	1,752,208
8,253	Intermagnetics General Corp. (b)	179,255
6,500	InterMune, Inc. (b)	103,935
2,600	IRIS International, Inc. (b)	30,784
10,035	Isis Pharmaceuticals, Inc. (b)	86,100
1,900	Kendle International, Inc. (b)	71,345
1,049	Kensey Nash Corp. (b)	31,648
7,461	Keryx Biopharmaceuticals, Inc. (b)	127,061
4,829	Kindred Healthcare, Inc. (b)	117,152
24	Kosan Biosciences, Inc. (b)	120
7,100	KV Pharmaceutical Co. - Class A (b)	153,218
6,686	Kyphon, Inc. (b)	277,803
900	Laserscope (b)	21,384
3,543	LCA-Vision, Inc.	198,975
7,500	Lexicon Genetics, Inc. (b)	39,375
5,700	Lifecell Corp. (b)	154,128
6,095	Luminex Corp. (b)	92,522
6,700	Magellan Health Services, Inc. (b)	272,355
4,200	Matria Healthcare, Inc. (b)	128,898
1,400	Matrixx Initiatives, Inc. (b)	22,792
7,289	Maxygen, Inc. (b)	60,572
19,296	Medarex, Inc. (b)	231,745
3,232	Medcath Corp. (b)	48,868
2,000	Medical Action Industries, Inc. (b)	47,840
1,400	Medicines Co. (b)	26,908
6,600	Mentor Corp.	285,978
4,794	Merge Technologies, Inc. (b)	60,592
4,501	Meridian Bioscience, Inc.	116,846
5,750	Merit Medical Systems, Inc. (b)	67,217
200	Metabasis Therapeutics, Inc. (b)	1,682

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
4,100	Molecular Devices Corp. (b)	131,200
1,800	Molina Healthcare, Inc. (b)	58,860
2,020	Monogram Biosciences, Inc. (b)	3,232
7,805	Myogen, Inc. (b)	258,033
6,700	Myriad Genetics, Inc. (b)	171,721
3,711	Nastech Pharmaceutical Co., Inc. (b)	56,296
1,600	National Healthcare Corp.	68,080
15,772	Nektar Therapeutics (b)	339,256
2,500	Neopharm, Inc. (b)	19,975
8,600	Neurogen Corp. (b)	54,696
86	New River Pharmaceuticals, Inc. (b)	2,924
87	NitroMed, Inc. (b)	726
3,900	Northfield Laboratories, Inc. (b)	39,780
2,500	Novavax, Inc. (b)	13,550
3,639	Noven Pharmaceuticals, Inc. (b)	68,777
500	NPS Pharmaceuticals, Inc. (b)	4,285
2,050	NuVasive, Inc. (b)	40,836
9,152	Nuvelo, Inc. (b)	149,818
7,529	Odyssey HealthCare, Inc. (b)	130,929
5,500	Omnicell, Inc. (b)	73,260
8,925	OraSure Technologies, Inc. (b)	95,765
9,900	Pain Therapeutics, Inc. (b)	91,674
894	Palomar Medical Technologies, Inc. (b)	37,718
6,900	Panacos Pharmaceuticals, Inc. (b)	48,231
6,500	Parexel International Corp. (b)	191,815
1,616	PDI, Inc. (b)	19,796
7,200	PDL BioPharma, Inc. (b)	207,216
5,000	Penwest Pharmaceuticals Co. (b)	100,100
8,229	Per-Se Technologies, Inc. (b)	230,001
13,500	Perrigo Co.	215,460
5,122	PolyMedica Corp.	211,590
5,917	Pozen, Inc. (b)	88,577
3,886	Progenics Pharmaceuticals, Inc. (b)	91,088
26	Providence Service Corp. (The) (b)	814
13,132	PSS World Medical, Inc. (b)	236,901
14,500	Quidel Corp. (b)	166,025
4,600	Radiation Therapy Services, Inc. (b)	117,530
3,200	Regeneration Technologies, Inc. (b)	24,416
12,490	Regeneron Pharmaceuticals, Inc. (b)	181,355
200	RehabCare Group, Inc. (b)	3,286
4,800	Renovis, Inc. (b)	84,672
3,800	Res-Care, Inc. (b)	78,014
70,000	Salix Pharmaceuticals Ltd. (b)	959,000
6,000	Santarus, Inc. (b)	46,320
987	Sciclone Pharmaceuticals, Inc. (b)	2,951
7,616	Seattle Genetics, Inc. (b)	37,395
4,061	Senomyx, Inc. (b)	58,113
100	SeraCare Life Sciences, Inc. (b)	465
88,200	Serologicals Corp. (b)	2,744,784
10,700	Sirna Therapeutics, Inc. (b)	80,892
3,386	SonoSite, Inc. (b)	127,821
3,900	Spectranetics Corp. (b)	50,115
13,000	STERIS Corp.	299,260
8,200	Sunrise Senior Living, Inc. (b)	305,040
10,591	SuperGen, Inc. (b)	57,403
2,866	SurModics, Inc. (b)	101,915
57,500	Sybron Dental Specialties, Inc. (b)	2,704,800
5,053	Symbion, Inc. (b)	116,270
40,900	Symmetry Medical, Inc. (b)	813,910
10,693	Tanox, Inc. (b)	172,050
34	Third Wave Technologies, Inc. (b)	102
9,000	Thoratec Corp. (b)	162,090
4,503	Trimeris, Inc. (b)	50,614
6,030	TriPath Imaging, Inc. (b)	44,923
8,180	Trizetto Group (b)	128,590
9,550	United Surgical Partners International, Inc. (b)	315,245
1,400	US Physical Therapy, Inc. (b)	21,882
6,800	Varian, Inc. (b)	294,236
31,200	Ventana Medical Systems, Inc. (b)	1,519,440
1,900	Ventiv Health, Inc. (b)	57,076
13,366	Vertex Pharmaceuticals, Inc. (b)	486,121
5,686	Viasys Healthcare, Inc. (b)	165,349
9,129	Viropharma, Inc. (b)	102,610
1,700	VistaCare, Inc. - Class A (b)	25,874
2,726	Vital Images, Inc. (b)	91,130

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
2,503	Vital Signs, Inc.	124,399
4,000	West Pharmaceutical Services, Inc.	142,480
92,400	Wright Medical Group, Inc. (b)	2,168,628
1,900	Zoll Medical Corp. (b)	50,350
11,684	Zymogenetics, Inc. (b)	239,171

		45,199,672

Industrials - 7.6%
3,500	A.O. Smith Corp.	165,970
7,600	AAR Corp. (b)	202,768
171,300	ABM Industries, Inc.	2,946,360
6,900	ABX Air, Inc. (b)	44,712
21,300	Actuant Corp. - Class A	1,362,135
7,786	Acuity Brands, Inc.	321,406
5,200	Administaff, Inc.	300,300
600	Advisory Board Co. (The) (b)	33,672
2,400	AGCO Corp. (b)	56,808
16,229	Airtran Holdings, Inc. (b)	226,881
900	Alamo Group, Inc.	19,188
900	Alaska Air Group, Inc. (b)	34,164
5,144	Albany International Corp. - Class A	201,130
3,400	American Ecology Corp.	90,950
7,610	American Superconductor Corp. (b)	83,406
1,600	Ameron International Corp.	105,104
5,300	Apogee Enterprises, Inc.	86,019
4,643	Applied Industrial Technologies, Inc.	192,917
900	ARGON ST, Inc. (b)	29,907
4,700	Arkansas Best Corp.	201,724
7,200	Armor Holdings, Inc. (b)	439,704
1,200	Astec Industries, Inc. (b)	47,220
3,600	ASV, Inc. (b)	90,000
6,279	Aviall, Inc. (b)	236,718
200	Badger Meter, Inc.	12,336
1,100	Baldor Electric Co.	36,520
4,229	Banta Corp.	213,903
3,929	Barnes Group, Inc.	177,080
9,100	BE Aerospace, Inc. (b)	236,873
6,402	Bowne & Co., Inc.	100,575
76,486	Brady Corp. - Class A	2,751,201
1,200	Briggs & Stratton Corp.	40,488
300	C&D Technologies, Inc.	2,418
41,200	Capstone Turbine Corp. (b)	155,736
2,610	Cascade Corp.	108,315
1,700	Casella Waste Systems, Inc. - Class A (b)	26,435
17,000	CBIZ, Inc. (b)	141,780
4,200	CDI Corp.	119,070
1,979	Celadon Group, Inc. (b)	53,809
6,800	Central Parking Corp.	103,700
10,300	Cenveo, Inc. (b)	174,482
5,000	Ceradyne, Inc. (b)	265,000
1,300	CIRCOR International, Inc.	39,390
36,300	Clarcor, Inc.	1,270,500
2,672	Clean Harbors, Inc. (b)	76,900
5,700	Coinstar, Inc. (b)	155,439
7,200	Columbus McKinnon Corp. (b)	192,744
10,300	Comfort Systems USA, Inc.	157,178
3,300	Consolidated Graphics, Inc. (b)	172,557
12,858	Continental Airlines, Inc. - Class B (b)	334,822
8,000	Corrections Corp. of America (b)	359,040
3,400	CoStar Group, Inc. (b)	191,930
21,360	Covanta Holding Corp. (b)	356,285
40,000	CRA International, Inc. (b)	1,950,400
3,400	Crane Co.	143,650
5,100	Cubic Corp.	117,249
550	DiamondCluster International, Inc. (b)	5,687
4,643	Dollar Thrifty Automotive Group (b)	226,021
7,420	DRS Technologies, Inc.	412,033
3,000	Ducommun, Inc. (b)	71,580
10,600	EGL, Inc. (b)	495,232
6,338	Electro Rent Corp. (b)	102,169
4,300	ElkCorp	130,935
5,843	EMCOR Group, Inc. (b)	292,442
5,787	Encore Wire Corp. (b)	242,649
4,563	Energy Conversion Devices, Inc. (b)	228,196
4,800	ENGlobal Corp. (b)	49,200

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
1,400	Ennis, Inc.	27,580
801	EnPro Industries, Inc. (b)	29,541
4,229	ESCO Technologies, Inc. (b)	214,410
4,529	Essex Corp. (b)	96,604
24,429	Esterline Technologies Corp. (b)	1,082,693
13,400	Evergreen Solar, Inc. (b)	185,992
6,568	ExpressJet Holdings, Inc. (b)	36,781
9,300	Federal Signal Corp.	174,189
6,300	Flanders Corp. (b)	65,268
6,300	Florida East Coast Industries	352,170
7,200	Flow International Corp. (b)	97,344
8,315	Flowserve Corp. (b)	478,279
5,800	Forward Air Corp.	232,986
4,587	Frontier Airlines Holdings, Inc. (b)	31,100
9,559	FTI Consulting, Inc. (b)	274,726
11,400	FuelCell Energy, Inc. (b)	149,682
44,310	G&K Services, Inc. - Class A	1,815,381
3,500	Gardner Denver, Inc. (b)	260,855
1,800	Gehl Co. (b)	64,584
10,200	General Cable Corp. (b)	322,014
7,500	Genesee & Wyoming, Inc. - Class A (b)	245,775
1,400	Genlyte Group, Inc. (b)	96,474
500	Geo Group, Inc. (The) (b)	17,920
1,300	Gorman-Rupp Co. (The)	33,709
18,000	GrafTech International Ltd. (b)	121,680
7,400	Granite Construction, Inc.	343,064
2,100	Greenbrier Cos., Inc.	84,315
5,629	Griffon Corp. (b)	150,125
13,900	Heartland Express, Inc.	337,909
1,600	Heico Corp.	52,480
28,700	Heico Corp. - Class A	794,990
1,000	Heidrick & Struggles International, Inc. (b)	36,160
7,700	Hexcel Corp. (b)	170,093
4,875	HUB Group, Inc. - Class A (b)	239,704
5,000	Hudson Highland Group, Inc. (b)	100,750
26,000	IDEX Corp.	1,320,800
3,597	II-VI, Inc. (b)	77,911
4,611	IKON Office Solutions, Inc.	60,865
9,472	Infrasource Services, Inc. (b)	178,926
7,419	Insituform Technologies, Inc. - Class A (b)	189,036
14,284	Ionatron, Inc. (b)	198,690
15,900	Jacuzzi Brands, Inc. (b)	155,343
17,400	JLG Industries, Inc.	499,032
4,500	John H. Harland Co.	186,525
4,818	Kaman Corp.	117,077
13,100	Kansas City Southern (b)	318,330
5,000	Kaydon Corp.	214,700
4,200	Kennametal, Inc.	259,770
9,753	Kforce, Inc. (b)	137,030
3,400	Kirby Corp. (b)	250,580
15,450	Knight Transportation, Inc.	301,739
4,300	Korn/Ferry International (b)	90,300
7,500	Labor Ready, Inc. (b)	198,225
2,233	Ladish Co., Inc. (b)	79,651
3,100	Lamson & Sessions Co. (The) (b)	77,965
2,070	Layne Christensen Co. (b)	61,065
4,113	Learning Tree International, Inc. (b)	46,066
7,500	Lennox International, Inc.	244,725
7,757	Lincoln Electric Holdings, Inc.	425,161
1,658	Lindsay Manufacturing Co.	43,108
4,198	LSI Industries, Inc.	70,149
4,000	M&F Worldwide Corp. (b)	56,600
4,700	McGrath Rentcorp.	126,383
6,700	Mesa Air Group, Inc. (b)	70,551
800	Michael Baker Corp. (b)	22,384
1,600	Miller Industries, Inc. (b)	43,552
6,500	Mine Safety Appliances Co.	271,700
7,400	Mobile Mini, Inc. (b)	244,052
48,000	Moog, Inc. - Class A (b)	1,797,600
1,200	Mueller Industries, Inc.	45,456
85,900	Navigant Consulting, Inc. (b)	1,810,772
4,300	NCI Building Systems, Inc. (b)	279,457
5,300	NCO Group, Inc. (b)	113,685
6,600	Nordson Corp.	352,770
6,400	Old Dominion Freight Line, Inc. (b)	206,080

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
12,400	Orbital Sciences Corp. (b)	194,060
6,100	Perini Corp. (b)	183,183
8,500	PHH Corp. (b)	236,980
1,093	Pinnacle Airlines Corp. (b)	7,170
18,973	Power-One, Inc. (b)	133,760
1,500	PRG-Schultz International, Inc. (b)	799
24,100	Quanta Services, Inc. (b)	390,902
1,400	RailAmerica, Inc. (b)	15,988
87	Raven Industries, Inc.	3,526
5,000	Regal-Beloit Corp.	233,300
9,400	Republic Airways Holdings, Inc. (b)	159,800
8,300	Resources Connection, Inc. (b)	223,270
2,900	Robbins & Myers, Inc.	70,470
3,700	Rush Enterprises, Inc. - Class A (b)	70,559
85,000	Schawk, Inc.	2,153,900
400	School Specialty, Inc. (b)	14,548
3,400	SCS Transportation, Inc. (b)	89,318
15,200	Shaw Group, Inc. (The) (b)	465,120
8,250	Simpson Manufacturing Co., Inc.	329,918
7,300	SIRVA, Inc. (b)	68,985
18,600	Sitel Corp. (b)	82,212
9,380	Skywest, Inc.	221,087
3,379	Sourcecorp, Inc. (b)	83,563
13,801	Spherion Corp. (b)	146,015
5,200	Standard Register Co. (The)	70,980
5,400	Stewart & Stevenson Services, Inc.	189,378
4,306	Superior Essex, Inc. (b)	120,396
13,900	Swift Transportation Co., Inc. (b)	416,305
4,320	Taser International, Inc. (b)	46,224
29	Team, Inc. (b)	911
1,094	Tecumseh Products Co. - Class A	25,107
6,200	Teledyne Technologies, Inc. (b)	225,742
9,737	TeleTech Holdings, Inc. (b)	125,023
2,200	Tennant Co.	111,980
11,155	Tetra Tech, Inc. (b)	216,742
300	TRC Cos., Inc. (b)	3,864
7,600	Tredegar Corp.	122,056
7,300	Trinity Industries, Inc.	463,550
3,600	Triumph Group, Inc. (b)	169,416
2,140	TurboChef Technologies, Inc. (b)	27,392
2,500	United Industrial Corp.	164,250
9,900	United Rentals, Inc. (b)	353,133
7,014	United Stationers, Inc. (b)	376,301
2,311	Universal Forest Products, Inc.	172,793
5,100	URS Corp. (b)	219,657
3,341	US Airways Group, Inc. (b)	144,532
2,325	USA Truck, Inc. (b)	51,034
4,800	Valmont Industries, Inc.	258,000
5,408	Vicor Corp.	111,567
3,600	Volt Information Sciences, Inc. (b)	112,968
500	Wabash National Corp.	9,050
8,029	Wabtec Corp.	293,299
3,300	Walter Industries, Inc.	218,889
4,900	Washington Group International, Inc.	272,489
26,800	Waste Connections, Inc. (b)	1,031,800
4,800	Watts Water Technologies, Inc. - Class A	164,208
7,800	WESCO International, Inc. (b)	585,000
4,325	Woodward Governor Co.	148,131
2,504	World Air Holdings, Inc. (b)	22,836

		52,697,686

Information Technology - 9.5%
76,715	3Com Corp. (b)	413,494
5,700	Acacia Research - Acacia Technologies (b)	63,669
5,646	Actel Corp. (b)	90,731
8,650	Actuate Corp. (b)	36,416
26,180	Adaptec, Inc. (b)	144,775
12,100	Adtran, Inc.	304,194
13,900	Advanced Digital Information Corp. (b)	118,011
5,800	Advanced Energy Industries, Inc. (b)	91,002
4,500	Advent Software, Inc. (b)	158,400
14,563	Aeroflex, Inc. (b)	183,639
12,708	Agile Software Corp. (b)	88,575
4,800	Agilysys, Inc. (b)	69,504
4,700	Airspan Networks, Inc. (b)	28,576

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
17,300	Akamai Technologies, Inc. (b)	582,837
6,200	Altiris, Inc. (b)	132,680
30,900	Amkor Technology, Inc. (b)	373,581
4,900	Anadigics, Inc. (b)	43,855
3,872	Anaren, Inc. (b)	79,531
8,100	Anixter International, Inc.	411,804
2,449	Ansoft Corp. (b)	108,197
5,143	Ansys, Inc. (b)	290,322
5,600	Anteon International Corp. (b)	306,040
200	Applied Films Corp. (b)	4,384
57,500	Applied Micro Circuits Corp. (b)	211,025
10,429	aQuantive, Inc. (b)	261,351
14,817	Ariba, Inc. (b)	136,909
19,800	Arris Group, Inc. (b)	234,630
6,100	Aspen Technology, Inc.	78,446
11,600	Asyst Technologies, Inc. (b)	117,856
6,700	Atheros Communications, Inc. (b)	170,113
91,800	Atmel Corp. (b)	481,032
5,363	ATMI, Inc. (b)	152,309
6,400	Avid Technology, Inc. (b)	246,720
15,700	Axcelis Technologies, Inc. (b)	92,473
3,086	Bankrate, Inc. (b)	148,961
36,619	BearingPoint, Inc. (b)	339,824
7,226	Belden CDT, Inc.	226,174
16	Bell Microproducts, Inc. (b)	104
12,750	Benchmark Electronics, Inc. (b)	348,075
3,198	Black Box Corp.	150,050
2,400	Blue Coat Systems, Inc. (b)	52,224
7,548	Bookham, Inc. (b)	45,967
6,100	Borland Software Corp. (b)	31,110
3,187	Bottomline Technologies, Inc. (b)	37,511
9,784	Brightpoint, Inc. (b)	327,568
18,400	Brocade Communications Systems, Inc. (b)	113,344
1,222	Brooks Automation, Inc. (b)	16,521
10,072	C-COR, Inc. (b)	82,389
32,000	CACI International, Inc. - Class A (b)	2,001,280
1,500	Catapult Communications Corp. (b)	17,940
7,629	Checkpoint Systems, Inc. (b)	201,024
6,300	Chordiant Software, Inc. (b)	21,042
8,576	Ciber, Inc. (b)	58,746
104,200	Ciena Corp. (b)	426,178
20,200	Cirrus Logic, Inc. (b)	190,890
23,840	CNET Networks, Inc. (b)	256,995
8,200	Cognex Corp.	218,530
1,620	Coherent, Inc. (b)	59,956
4,354	Cohu, Inc.	83,553
11,065	CommScope, Inc. (b)	365,698
6,300	Concur Technologies, Inc. (b)	98,217
8,171	Covansys Corp. (b)	142,175
18,900	Credence Systems Corp. (b)	134,001
9,529	CSG Systems International, Inc. (b)	240,893
7,000	CTS Corp.	98,770
6,700	Cybersource Corp. (b)	62,578
7,042	Cymer, Inc. (b)	364,001
19,500	Cypress Semiconductor Corp. (b)	334,620
4,087	Daktronics, Inc.	160,292
40,000	Diebold, Inc.	1,702,000
6,000	Digi International, Inc. (b)	75,900
200	Digital Angel Corp. (b)	832
2,015	Digital Insight Corp. (b)	69,497
5,543	Digital River, Inc. (b)	241,342
17,600	Digitas, Inc. (b)	248,336
2,400	Diodes, Inc. (b)	97,776
2,900	Ditech Communications Corp. (b)	27,318
9,638	Dot Hill Systems Corp. (b)	43,853
5,800	DSP Group, Inc. (b)	156,832
248	DTS, Inc. (b)	4,652
9,930	Dycom Industries, Inc. (b)	217,566
26,672	Earthlink, Inc. (b)	242,448
9,206	Echelon Corp. (b)	76,778
5,500	eCollege.com, Inc. (b)	116,875
4,060	EFJ, Inc. (b)	41,493
89,200	eFunds Corp. (b)	2,296,008
6,900	eSpeed, Inc. - Class A (b)	55,683
7,800	Electro Scientific Industries, Inc. (b)	156,234

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
11,055	Electronics for Imaging, Inc. (b)	303,570
11,472	Emcore Corp. (b)	122,292
14,600	Emulex Corp. (b)	264,990
21,629	Entegris, Inc. (b)	220,183
12,700	Entrust, Inc. (b)	42,291
7,558	Epicor Software Corp. (b)	91,679
4,330	EPIQ Systems, Inc. (b)	75,385
4,200	Equinix, Inc. (b)	276,780
60,900	Euronet Worldwide, Inc. (b)	2,176,566
5,300	Exar Corp. (b)	76,797
23,800	Extreme Networks, Inc. (b)	108,052
56,600	Factset Research Systems, Inc.	2,498,324
9,255	FalconStor Software, Inc. (b)	69,505
2,900	Fargo Electronics, Inc. (b)	53,592
16,000	FARO Technologies, Inc. (b)	243,040
32,829	Filenet Corp. (b)	913,303
7,362	Formfactor, Inc. (b)	306,922
4,500	Forrester Research, Inc. (b)	110,250
27,200	Foundry Networks, Inc. (b)	386,512
21,400	Gartner, Inc. (b)	300,028
6,529	Genesis Microchip, Inc. (b)	102,636
5,400	Gevity HR, Inc.	138,726
14,800	Glenayre Technologies, Inc. (b)	81,844
4,684	Global Imaging Systems, Inc. (b)	174,947
7,200	Harmonic, Inc. (b)	38,520
30,200	Homestore, Inc. (b)	185,428
13,100	Hypercom Corp. (b)	118,948
21,302	Identix, Inc. (b)	157,848
8,100	iGate Corp. (b)	57,915
6,500	Imation Corp.	273,000
8,300	Indus International, Inc. (b)	27,058
16,300	Informatica Corp. (b)	250,531
6,730	infoUSA, Inc. (b)	75,174
9,267	Insight Enterprises, Inc. (b)	183,209
86	Integral Systems, Inc.	2,486
35,568	Integrated Device Technology, Inc. (b)	541,345
7,200	Integrated Silicon Solutions, Inc. (b)	47,592
4,500	Inter-Tel, Inc.	103,230
8,702	Interdigital Communications Corp. (b)	220,335
5,661	Intergraph Corp. (b)	249,197
3,600	Intermec, Inc. (b)	95,364
9,500	Internet Capital Group, Inc. (b)	88,825
9,277	Internet Security Systems, Inc. (b)	208,176
2,544	InterVoice, Inc. (b)	18,291
9,600	Interwoven, Inc. (b)	97,440
4,500	Intevac, Inc. (b)	126,450
4,102	Itron, Inc. (b)	275,039
14,800	iVillage, Inc. (b)	125,208
4,100	j2 Global Communications, Inc. (b)	201,269
15,002	Jack Henry & Associates, Inc.	336,795
6,500	JDA Software Group, Inc. (b)	88,790
5,738	Jupitermedia Corp. (b)	101,104
8,143	Keane, Inc. (b)	115,142
2,700	Keithley Instruments, Inc.	41,607
19,377	Kemet Corp. (b)	209,465
5,443	Komag, Inc. (b)	228,824
16,758	Kopin Corp. (b)	93,174
37,100	Kronos, Inc. (b)	1,693,244
8,637	Kulicke & Soffa Industries, Inc. (b)	78,251
1,300	Landauer, Inc.	63,960
26,276	Lattice Semiconductor Corp. (b)	174,735
25,000	Lawson Software, Inc. (b)	192,000
17,600	Lexar Media, Inc. (b)	171,424
7,040	Lightbridge, Inc. (b)	89,549
9,844	Lionbridge Technologies, Inc. (b)	80,918
3,100	Littelfuse, Inc. (b)	100,099
3,700	LoJack Corp. (b)	81,807
13,700	LTX Corp. (b)	77,816
8,033	Macrovision Corp. (b)	183,956
7,560	Magma Design Automation, Inc. (b)	57,305
6,372	Manhattan Associates, Inc. (b)	138,336
3,859	Mapinfo Corp. (b)	53,640
5,529	Marchex, Inc. - Class B (b)	120,311
10,958	Mastec, Inc. (b)	135,112
4,367	Matrixone, Inc. (b)	31,486

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
12,215	Mattson Technology, Inc. (b)	140,350
4,286	MAXIMUS, Inc.	149,324
48,757	Maxtor Corp. (b)	471,968
5,600	Maxwell Technologies, Inc. (b)	108,696
17,630	McData Corp. - Class A (b)	85,153
15,900	Mentor Graphics Corp. (b)	208,767
214	Methode Electronics, Inc.	2,097
5,300	Metrologic Instruments, Inc. (b)	90,047
48,000	Mettler Toledo International, Inc. (b)	3,110,400
5,950	Micrel, Inc. (b)	76,398
6,143	Micros Systems, Inc. (b)	256,777
7,014	Microsemi Corp. (b)	191,622
11,300	Microtune, Inc. (b)	75,032
13,900	Midway Games, Inc. (b)	139,139
7,761	MIPS Technologies, Inc. (b)	57,509
10,081	MKS Instruments, Inc. (b)	240,633
6,240	Mobility Electronics, Inc. (b)	44,429
3,200	MoneyGram International, Inc.	108,480
6,400	Monolithic System Technology, Inc. (b)	55,488
19,900	MPS Group, Inc. (b)	317,604
800	MRO Software, Inc. (b)	15,216
22,304	MRV Communications, Inc. (b)	84,978
3,500	MTS Systems Corp.	156,625
2,100	Neoware, Inc. (b)	45,507
5,229	Netgear, Inc. (b)	117,391
1,800	NetIQ Corp. (b)	21,600
86	Netlogic Microsystems, Inc. (b)	3,463
8,115	Netratings, Inc. (b)	105,170
6,500	Netscout Systems, Inc. (b)	62,400
11,260	Newport Corp. (b)	216,192
12,932	NIC, Inc. (b)	79,532
5,200	Novatel Wireless, Inc. (b)	52,312
26,829	Nuance Communications, Inc. (b)	344,216
3,600	NYFIX, Inc. (b)	24,480
12,000	Omnivision Technologies, Inc. (b)	348,960
34,610	ON Semiconductor Corp. (b)	248,154
5,000	Online Resources Corp. (b)	64,850
4,429	Open Solutions, Inc. (b)	120,557
10,816	Openwave Systems, Inc. (b)	201,286
21,239	Opsware, Inc. (b)	179,682
3,700	OSI Systems, Inc. (b)	70,522
2,400	Packeteer, Inc. (b)	31,344
18,800	Palm, Inc. (b)	424,880
16,840	Parametric Technology Corp. (b)	251,590
4,200	Park Electrochemical Corp.	130,074
14	PC-Tel, Inc. (b)	148
5,910	PDF Solutions, Inc. (b)	92,196
7,100	Pegasystems, Inc. (b)	56,445
3,300	Perficient, Inc. (b)	40,146
5,890	Pericom Semiconductor Corp. (b)	57,486
108,800	Perot Systems Corp. - Class A (b)	1,640,704
5,417	Phoenix Technologies Ltd. (b)	31,581
6,472	Photronics, Inc. (b)	116,302
7,200	Plantronics, Inc.	270,000
10,800	Plexus Corp. (b)	470,448
6,500	PLX Technology, Inc. (b)	86,255
31,000	PMC - Sierra, Inc. (b)	385,330
13,160	Polycom, Inc. (b)	289,520
6,100	Power Integrations, Inc. (b)	129,137
22,024	Powerwave Technologies, Inc. (b)	245,568
6,700	Presstek, Inc. (b)	80,132
5,716	QAD, Inc.	43,442
42,700	Quantum Corp. (b)	146,034
20,200	Quest Software, Inc. (b)	347,642
6,035	Radiant Systems, Inc. (b)	78,455
3,200	Radisys Corp. (b)	67,712
8,300	RAE Systems, Inc. (b)	29,548
16,300	Rambus, Inc. (b)	632,929
34,853	RealNetworks, Inc. (b)	349,227
13,500	Redback Networks, Inc. (b)	302,400
4,995	Remec, Inc. (b)	6,593
4,896	Renaissance Learning, Inc.	76,280
41,680	RF Micro Devices, Inc. (b)	387,624
50,000	RightNow Technologies, Inc. (b)	925,500
60	Rimage Corp. (b)	1,327

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,800	Rofin-Sinar Technologies, Inc. (b)	213,218
3,400	Rogers Corp. (b)	209,780
14,809	RSA Security, Inc. (b)	310,100
2,900	Rudolph Technologies, Inc. (b)	48,082
14,906	S1 Corp. (b)	77,064
2,878	SafeNet, Inc. (b)	57,819
19,387	Sapient Corp. (b)	151,800
10,800	Secure Computing Corp. (b)	116,100
7,400	Semitool, Inc. (b)	68,746
13,872	Semtech Corp. (b)	260,100
21,570	SI International, Inc. (b)	734,890
3,185	Sigma Designs, Inc. (b)	44,208
11,258	Silicon Image, Inc. (b)	114,832
9,500	Silicon Laboratories, Inc. (b)	442,795
23,420	Silicon Storage Technology, Inc. (b)	107,029
1,900	Sirenza Microdevices, Inc. (b)	20,102
20,400	Skyworks Solutions, Inc. (b)	145,860
4,500	Sonic Solutions, Inc. (b)	79,740
14,329	SonicWALL, Inc. (b)	121,653
46,056	Sonus Networks, Inc. (b)	228,898
3,000	Spectralink Corp.	35,790
7,000	SRA International, Inc. - Class A (b)	224,140
9,349	Staktek Holdings, Inc. (b)	60,862
3,200	Standard Microsystems Corp. (b)	74,560
2,500	Startek, Inc.	57,075
6,274	Stellent, Inc. (b)	80,370
18,644	Stratex Networks, Inc. (b)	117,644
2,775	Supertex, Inc. (b)	107,170
43,511	Sycamore Networks, Inc. (b)	204,502
9,442	SYKES Enterprises, Inc. (b)	152,866
600	Symmetricom, Inc. (b)	4,860
5,530	Synaptics, Inc. (b)	144,997
5,600	SYNNEX Corp. (b)	106,120
4,282	Talx Corp.	111,375
9,500	Technitrol, Inc.	237,880
2,600	Tekelec (b)	37,128
17,740	Terayon Communication Systems, Inc. (b)	32,553
12,500	THQ, Inc. (b)	320,375
43,981	TIBCO Software, Inc. (b)	379,116
3,700	TNS, Inc. (b)	76,701
1,400	Transaction Systems Architects, Inc. (b)	55,916
9,880	Trident Microsystems, Inc. (b)	262,808
28,756	Triquint Semiconductor, Inc. (b)	156,145
9,200	TTM Technologies, Inc. (b)	149,592
9,100	Tyler Technologies, Inc. (b)	100,373
6,176	Ulticom, Inc. (b)	61,945
4,229	Ultimate Software Group, Inc. (b)	108,136
4,800	Ultratech, Inc. (b)	94,272
12,500	United Online, Inc.	161,125
4,800	Universal Display Corp. (b)	71,712
2,000	Utstarcom, Inc. (b)	13,900
15,401	Valueclick, Inc. (b)	259,507
10,800	Varian Semiconductor Equipment Associates, Inc. (b)	353,700
7,100	Veeco Instruments, Inc. (b)	170,045
5,429	Verint Systems, Inc. (b)	176,117
5,800	Viasat, Inc. (b)	174,754
6,572	Vignette Corp. (b)	104,166
44,800	Vitesse Semiconductor Corp. (b)	82,432
51,000	WebEx Communications, Inc. (b)	1,802,850
12,024	webMethods, Inc. (b)	115,070
400	Websense, Inc. (b)	9,944
1,900	WebSideStory, Inc. (b)	32,642
4,400	Westell Technologies, Inc. - Class A (b)	17,468
6,200	Wind River Systems, Inc. (b)	70,742
5,523	Witness Systems, Inc. (b)	128,962
2,099	X-Rite, Inc.	27,455
23,100	Zhone Technologies, Inc. (b)	55,902
9,822	Zoran Corp. (b)	269,516
4,100	Zygo Corp. (b)	73,677

		65,277,425

Insurance - 1.4%
13,400	21st Century Insurance Group	215,204
14,918	Alfa Corp.	251,219
10,810	Alleghany Corp. (b)	3,091,660

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
1,800	American Equity Investment Life Holding Co.	24,408
2,238	American Physicians Capital, Inc. (b)	108,140
5,468	Argonaut Group, Inc. (b)	190,833
4,500	Bristol West Holdings, Inc.	83,070
4,880	Ceres Group, Inc. (b)	25,864
6,527	Citizens, Inc. (b)	34,593
2,000	Clark, Inc.	26,200
11,400	CNA Surety Corp. (b)	205,086
4,700	Delphi Financial Group - Class A	246,233
3,272	Donegal Group, Inc. - Class A	60,696
695	FBL Financial Group, Inc. - Class A	23,387
11,800	First Acceptance Corp. (b)	142,780
2,197	FPIC Insurance Group, Inc. (b)	87,770
2,400	Great American Financial Resources, Inc.	51,264
5,223	Harleysville Group, Inc.	156,690
6,600	Hilb Rogal & Hobbs Co.	269,808
2,500	Horace Mann Educators Corp.	43,525
3,520	Infinity Property & Casualty Corp.	157,837
19,324	Navigators Group, Inc. (b)	914,218
10,700	Odyssey Re Holdings Corp.	257,335
6,100	Penn Treaty American Corp. (b)	49,654
15,300	Phoenix Cos., Inc. (The)	232,407
5,784	PMA Capital Corp. - Class A (b)	56,568
5,520	Presidential Life Corp.	136,068
6,000	ProAssurance Corp. (b)	302,280
34,800	RLI Corp.	1,726,080
4,600	Selective Insurance Group	256,036
2,950	State Auto Financial Corp.	103,752
2,529	Stewart Information Services Corp.	109,253
86	United Fire & Casualty Co.	2,575
7,530	Universal American Financial Corp. (b)	110,992

		9,753,485

Materials - 2.2%
20,700	AK Steel Holding Corp. (b)	308,637
7,900	Albemarle Corp.	377,778
6,400	Aleris International, Inc. (b)	296,000
2,300	AM Castle & Co.	83,030
6,200	AMCOL International Corp.	178,684
4,933	American Vanguard Corp.	120,908
50,000	Aptargroup, Inc.	2,620,500
44	Balchem Corp.	1,018
3,000	Brush Engineered Materials, Inc. (b)	69,930
8,700	Buckeye Technologies, Inc. (b)	70,035
5,900	Caraustar Industries, Inc. (b)	58,469
6,566	Century Aluminum Co. (b)	312,607
3,500	Chaparral Steel Co. (b)	220,920
9,200	Commercial Metals Co.	500,480
47,300	Coeur d’Alene Mines Corp. (b)	330,154
4,700	Compass Minerals International, Inc.	123,751
2,600	Deltic Timber Corp.	150,072
7,800	Eagle Materials, Inc.	516,750
2,100	Ferro Corp.	40,488
6,200	Gibraltar Industries, Inc.	172,298
8,600	Glatfelter	160,992
1,800	Graphic Packaging Corp. (b)	4,788
5,400	H.B. Fuller Co.	282,420
7,986	Headwaters, Inc. (b)	268,968
20,100	Hecla Mining Co. (b)	130,047
12,300	Hercules, Inc. (b)	174,783
900	Kronos Worldwide, Inc.	27,270
29,200	MacDermid, Inc.	1,001,560
3,700	Material Sciences Corp. (b)	38,147
6,300	Metal Management, Inc.	204,435
23,000	Minerals Technologies, Inc.	1,316,060
6,700	Myers Industries, Inc.	118,590
3,800	NewMarket Corp.	193,230
800	NL Industries, Inc.	10,536
2,440	NN, Inc.	31,110
12,000	Olin Corp.	246,600
1,100	OM Group, Inc. (b)	31,504
7,300	Oregon Steel Mills, Inc. (b)	361,569
1,400	Pioneer Co., Inc. (b)	44,828
20,500	PolyOne Corp. (b)	182,040
1,100	Quaker Chemical Corp.	22,209

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
6,300	Rock-Tenn Co. - Class A	99,981
2,900	Royal Gold, Inc.	99,383
4,343	RTI International Metals, Inc. (b)	261,188
4,800	Ryerson Tull, Inc.	141,024
600	Schnitzer Steel Industries, Inc. - Class A	23,598
6,001	Schulman (A.), Inc.	143,664
2,000	Schweitzer-Mauduit International, Inc.	48,420
6,600	Silgan Holdings, Inc.	256,278
6,300	Spartech Corp.	148,869
7,300	Steel Dynamics, Inc.	455,812
2,500	Steel Technologies, Inc.	58,075
800	Stepan Co.	25,240
17,000	Stillwater Mining Co. (b)	288,490
5,170	Symyx Technologies, Inc. (b)	150,705
13,700	Terra Industries, Inc. (b)	113,299
3,400	Texas Industries, Inc.	192,780
11,600	Titanium Metals Corp. (b)	831,140
6,000	U.S. Concrete, Inc. (b)	82,320
8,100	Wausau Paper Corp.	116,478
1,500	Wellman, Inc.	8,295
10,900	Worthington Industries, Inc.	215,275
2,600	Zoltek Co., Inc. (b)	66,274

		15,230,783

Real Estate - 1.7%
6,600	Acadia Realty Trust	148,962
72	Agree Realty Corp.	2,264
4,100	American Campus Communities, Inc.	99,015
8,200	Ashford Hospitality Trust, Inc.	95,448
2,572	Bedford Property Investors	69,341
7,800	BioMed Realty Trust, Inc.	215,904
3,900	Boykin Lodging Co. (b)	38,688
7,000	Cedar Shopping Centers, Inc.	103,250
6,000	Colonial Properties Trust	295,440
6,393	Corporate Office Properties Trust	265,309
1,532	Cousins Properties, Inc.	48,181
10,100	Crescent Real Estate Equities Co.	202,000
7,900	Digital Realty Trust, Inc.	222,780
4,200	Eastgroup Properties, Inc.	187,614
5,000	Entertainment Properties Trust	204,350
2,409	Equity Inns, Inc.	39,026
3,800	Equity Lifestyle Properties, Inc.	167,162
10,500	Equity One, Inc.	241,290
8,100	Extra Space Storage, Inc.	127,332
9,900	FelCor Lodging Trust, Inc.	214,335
4,300	First Industrial Realty Trust, Inc.	168,732
2,600	First Potomac Realty Trust	71,734
6,700	Glenborough Realty Trust, Inc.	140,365
6,000	Glimcher Realty Trust	154,800
3,800	Global Signal, Inc.	188,860
63,000	Healthcare Realty Trust, Inc.	2,385,810
8,500	Heritage Property Investment Trust	328,270
9,200	Highland Hospitality Corp.	118,680
1,500	Highwoods Properties, Inc.	47,310
5,900	Home Properties, Inc.	295,118
12,900	Inland Real Estate Corp.	187,179
9,300	Innkeepers USA Trust	148,986
5,100	Kite Realty Group Trust	77,877
5,600	LaSalle Hotel Properties	244,888
8,000	Lexington Corporate Properties Trust	172,480
5,400	Longview Fibre Co.	140,724
8,000	Maguire Properties, Inc.	271,680
16,400	MeriStar Hospitality Corp. (b)	171,216
3,800	Mid-America Apartment Communities, Inc.	201,400
8,072	National Retail Properties, Inc.	169,916
2,800	Parkway Properties, Inc.	110,880
6,000	Pennsylvania Real Estate Investment Trust	243,360
7,700	Post Properties, Inc.	336,413
5,599	Potlatch Corp.	218,025
4,000	PS Business Parks, Inc.	207,800
3,248	Saul Centers, Inc.	132,811
5,500	Senior Housing Properties Trust	94,435
4,400	Sizeler Property Investors, Inc.	63,184
3,200	Sovran Self Storage, Inc.	157,280
6,929	Strategic Hotel Resorts, Inc.	157,150

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
3,900	Sun Communities, Inc.	126,945
8,100	Sunstone Hotel Investors, Inc.	232,794
3,300	Tanger Factory Outlet Centers, Inc.	108,174
9,200	Taubman Centers, Inc.	378,488
1,800	Trammell Crow Co. (b)	70,074
1,300	Urstadt Biddle Properties, Inc.	22,061
3,800	Urstadt Biddle Properties, Inc. - Class A	63,536
8,300	U-Store-It Trust	151,724
7,500	Washington Real Estate Investment Trust	279,525
5,800	Winston Hotels, Inc.	62,466

		11,890,841

Telecommunication Services - 0.4%
13,550	@Road, Inc. (b)	76,151
8,800	Alaska Communications Systems Group, Inc.	110,968
16,740	Broadwing Corp. (b)	232,519
34,800	Cincinnati Bell, Inc. (b)	146,160
702	Commonwealth Telephone Enterprises, Inc.	23,292
1,800	CT Communications, Inc.	25,560
25,553	Dobson Communications Corp. - Class A (b)	229,977
11,363	General Communication, Inc. - Class A (b)	136,356
1,400	IDT Corp. (b)	15,330
81,900	Level 3 Communications, Inc. (b)	442,260
3,300	North Pittsburgh Systems, Inc.	75,075
500	Premiere Global Services, Inc. (b)	3,905
10,800	Price Communications Corp. (b)	187,488
9,300	SBA Communications Corp. - Class A (b)	233,616
1,200	SunCom Wireless Holdings, Inc - Class A (b)	2,160
2,913	SureWest Communications	65,542
5,333	Talk America Holdings, Inc. (b)	48,584
10,000	Time Warner Telecom, Inc. - Class A (b)	167,700
14,458	Ubiquitel, Inc. (b)	149,785

		2,372,428

Utilities - 0.4%
5,300	Allete, Inc.	247,881
3,000	American States Water Co.	119,730
70,600	Aquila, Inc. (b)	305,698
1,420	Black Hills Corp.	51,688
3,100	California Water Service Group	131,781
1,739	Cascade Natural Gas Corp.	35,597
1,900	Central Vermont Public Service Corp.	37,905
2,358	CH Energy Group, Inc.	111,486
7,629	Cleco Corp.	171,652
45	Connecticut Water Service, Inc.	1,160
12,000	Duquesne Light Holdings, Inc.	203,640
42,100	Dynegy, Inc. - Class A (b)	209,237
5,000	Empire District Electric Co. (The)	113,750
1,260	EnergySouth, Inc.	40,635
1,100	Laclede Group, Inc. (The)	37,510
4,800	New Jersey Resources Corp.	212,496
1,200	Northwest Natural Gas Co.	41,448
165	NorthWestern Corp.	5,796
3,161	Otter Tail Corp.	94,356
4,806	Peoples Energy Corp.	174,602
21,300	Sierra Pacific Resources (b)	300,756
2,400	SJW Corp.	61,152
4,200	Southwest Gas Corp.	116,424
3,372	Southwest Water Co.	51,490
2,425	UIL Holdings Corp.	134,709

		3,012,579

		311,267,613

Total Common Stock (Cost $470,347,720)		601,958,210

INDEX-LINKED TRUSTS - 7.3%
125,000	iShares MSCI Germany Index Fund	3,016,250
646,500	iShares MSCI Japan Index Fund	9,568,200
56,900	iShares MSCI Pacific ex-Japan Index Fund	6,472,375
1,265,000	iShares MSCI Singapore Index Fund	11,815,100
90,500	iShares MSCI South Korea Index Fund	4,488,800
258,000	iShares MSCI Taiwan Index Fund	3,570,720
144,950	iShares Russell 2000 Growth Index Fund	11,552,515

		50,483,960

Total Index-Linked Trusts (Cost $40,272,602)		50,483,960

Old Westbury Funds, Inc.
Global Small Cap Fund	April 30, 2006
Portfolio of Investments	(Unaudited)

Shares		Value
RIGHTS / WARRANTS - 0.0%#
AUSTRALIA - 0.0%#
Energy - 0.0%#
5,614	Beach Petroleum Ltd., Expires 09/30/06	1,855

BRAZIL - 0.0%#
Telecommunication Services - 0.0%#
642,000	Telemig Celular Participacoes SA, Expires 05/29/06	—

HONG KONG - 0.0%#
Consumer Discretionary - 0.0%#
39,600	Playmates Holdings Ltd., Expires 05/25/07	—

SWEDEN - 0.0%#
Consumer Discretionary - 0.0%#
7,200	JM AB, Expires 06/02/06	14,871

Health Care - 0.0%#
18,600	Capio AB, Expires 05/23/06	—

SWITZERLAND - 0.0%#
Consumer Discretionary - 0.0%#
532	Unique Zurich Airport, Expires 05/02/06	—

Health Care - 0.0%#
1,313	Unilabs SA, Expires 12/15/08	953

TURKEY - 0.0%#
Industrials - 0.0%#
60,066	Ihlas Holding A.S., Expires 05/02/06	—

Total Rights / Warrants (Cost $0)		17,679

INVESTMENT COMPANY - 2.6%
17,485,525	Blackrock Temporary Cash Fund	17,485,525

Total Investment Company (Cost $17,485,525)		17,485,525

Principal Amount
U.S. GOVERNMENT AGENCIES - 2.8%
Fannie Mae - 1.1%
$8,000,000	4.75%(d), 05/15/2006	7,985,502

Federal Home Loan Bank - 1.7%
11,500,000	4.88%(d), 05/24/2006	11,464,770

Total U.S. Government Agencies (Cost $19,450,272)		19,450,272

Total Investments (Cost $547,556,119) (a) - 100.0%		689,395,646
Other Assets in Excess of Liabilities - 0.0%#		90,937

NET ASSETS - 100.0%		$689,486,583

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$152,003,508
Unrealized depreciation	(10,163,981)

Net unrealized appreciation	$141,839,527

(b) Non-income producing security.

(c) Fair valued security under procedures established by the Funds’ Board of Directors. The aggregate value of fair valued securities is $246,607, which is 0.04% of net assets.

(d) The interest rate represents the yield at time of purchase.

# Amount represents less than 0.1% of net assets.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	5.3%
Consumer Discretionary	14.2
Consumer Staples	6.3
Diversified Financials	9.2
Energy	3.9
Health Care	8.9
Industrials	17.8
Information Technology	13.5
Insurance	2.4
Materials	7.5
Real Estate	3.8
Telecommunication Services	0.8
Utilities	1.0
Other*	5.4

* Includes cash and equivalents (including government agencies), pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Financial Statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date	July 7, 2006

By (Signature and Title)*	/s/ Andrew McNally
Andrew McNally, Treasurer
(principal financial officer)

Date	July 7, 2006

*	Print the name and title of each signing officer under his or her signature.